UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Conservative
Income Bond Fund

November 30, 2014

1.924095.103

FCV-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 60.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Automobiles - 1.4%
Daimler Finance North America LLC:
0.8311% 1/9/15 (b)(d)	$ 35,000,000	$ 35,016,835
0.9124% 8/1/16 (b)(d)	7,540,000	7,594,032
1.65% 4/10/15 (b)	5,000,000	5,019,465
Volkswagen Group of America Finance LLC 0.6029% 5/23/17 (b)(d)	5,000,000	4,994,930
		52,625,262
ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
BP Capital Markets PLC 0.5619% 11/6/15 (d)	20,000,000	20,029,700
Enbridge, Inc. 0.6836% 6/2/17 (d)	6,758,000	6,778,092
Total Capital Canada Ltd. 0.6106% 1/15/16 (d)	15,000,000	15,056,355
TransCanada PipeLines Ltd. 0.9131% 6/30/16 (d)	14,084,000	14,177,152
		56,041,299
FINANCIALS - 52.6%
Banks - 41.1%
ABN AMRO Bank N.V. Amsterdam BRH 0.6431% 6/6/16 (b)(d)	47,100,000	47,036,462
ABN AMRO Bank NV:
1.0331% 10/28/16 (b)(d)	55,827,000	56,247,936
1.375% 1/22/16 (b)	19,730,000	19,853,904
American Express Bank FSB 0.4543% 6/12/17 (d)	4,000,000	3,994,024
Bank of America Corp.:
0.49% 10/14/16 (d)	11,470,000	11,430,096
0.8429% 8/25/17 (d)	18,000,000	17,980,398
1.0531% 3/22/16 (d)	51,140,000	51,386,393
1.25% 1/11/16	7,419,000	7,448,468
1.5% 10/9/15	33,073,000	33,270,611
3.7% 9/1/15	13,000,000	13,291,629
4.75% 8/1/15	31,680,000	32,502,508
Bank of America NA 0.7032% 11/14/16 (d)	24,025,000	24,025,240
Bank of Montreal 0.7046% 9/11/15 (d)	30,290,000	30,377,508
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.5431% 9/8/17 (b)(d)	5,000,000	4,976,755
0.6844% 2/26/16 (b)(d)	47,000,000	47,085,493
3.85% 1/22/15 (b)	20,051,000	20,149,170
Banque Federative du Credit Mutuel SA:
1.0808% 1/20/17 (b)(d)	45,200,000	45,543,972
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Banque Federative du Credit Mutuel SA: - continued
1.0831% 10/28/16 (b)(d)	$ 74,925,000	$ 75,562,762
Barclays Bank PLC 3.9% 4/7/15	26,950,000	27,271,109
BB&T Corp. 3.2% 3/15/16	6,421,000	6,607,980
BNP Paribas 2.9831% 12/22/14 (d)	17,000,000	17,022,440
BNP Paribas SA 0.8246% 12/12/16 (d)	39,273,000	39,439,007
BPCE SA:
1.0816% 2/10/17 (d)	25,000,000	25,216,550
1.4836% 4/25/16 (d)	114,225,000	115,683,996
Branch Banking & Trust Co. 0.6636% 12/1/16 (d)	10,000,000	10,031,620
Capital One NA 0.6831% 3/22/16 (d)	10,000,000	10,021,000
Citigroup, Inc.:
0.9121% 11/15/16 (d)	10,000,000	10,034,730
1.0251% 4/1/16 (d)	33,489,000	33,653,665
1.1936% 7/25/16 (d)	35,000,000	35,269,885
1.25% 1/15/16	29,095,000	29,216,559
1.3% 4/1/16	3,000,000	3,011,715
2.25% 8/7/15	32,500,000	32,874,725
4.587% 12/15/15	10,000,000	10,372,230
Commonwealth Bank of Australia:
0.7331% 9/20/16 (b)(d)	10,000,000	10,057,340
1.0344% 9/18/15 (b)(d)	30,000,000	30,179,910
Credit Agricole SA:
1.0826% 10/3/16 (b)(d)	10,000,000	10,074,740
1.39% 4/15/16 (b)(d)	29,580,000	29,911,562
1.625% 4/15/16 (b)	5,250,000	5,297,775
Credit Suisse New York Branch:
0.5346% 3/11/16 (d)	25,000,000	24,980,975
3.5% 3/23/15	22,000,000	22,211,838
Fifth Third Bancorp 3.625% 1/25/16	10,000,000	10,311,470
Fifth Third Bank:
0.7421% 11/18/16 (d)	15,000,000	15,034,455
0.9% 2/26/16	10,000,000	10,024,750
Intesa Sanpaolo SpA 3.125% 1/15/16	13,175,000	13,435,878
JPMorgan Chase & Co.:
2.6% 1/15/16	20,140,000	20,570,472
3.4% 6/24/15	36,896,000	37,494,306
3.45% 3/1/16	42,000,000	43,357,608
KeyBank NA 0.7229% 11/25/16 (d)	24,307,000	24,398,078
Lloyds TSB Bank PLC 4.375% 1/12/15 (b)	2,660,000	2,671,156
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Manufacturers & Traders Trust Co. 0.5344% 3/7/16 (d)	$ 12,030,000	$ 12,027,029
MUFG Union Bank NA 0.9851% 9/26/16 (d)	25,070,000	25,255,568
PNC Bank NA 0.5526% 4/29/16 (d)	28,015,000	28,024,805
PNC Funding Corp. 4.25% 9/21/15	7,267,000	7,478,143
Royal Bank of Canada 0.6923% 9/9/16 (d)	15,000,000	15,071,325
Royal Bank of Scotland Group PLC:
1.1731% 3/31/17 (d)	8,755,000	8,783,077
2.55% 9/18/15	35,000,000	35,449,015
Royal Bank of Scotland PLC 3.95% 9/21/15	25,000,000	25,608,650
Societe Generale 3.1% 9/14/15 (b)	16,272,000	16,566,360
Sumitomo Mitsui Banking Corp.:
0.6591% 1/10/17 (d)	7,000,000	7,000,035
0.9008% 7/19/16 (d)	15,000,000	15,083,235
1.9% 1/12/15 (b)	5,300,000	5,308,268
Sumitomo Mitsui Trust Bank Ltd. 1.0146% 9/16/16 (b)(d)	5,000,000	5,031,075
The Toronto Dominion Bank 0.6923% 9/9/16 (d)	20,000,000	20,084,500
Wells Fargo & Co.:
0.4923% 9/8/17 (d)	10,000,000	9,994,510
0.7608% 7/20/16 (d)	5,000,000	5,022,180
1.1551% 6/26/15 (d)	19,593,000	19,687,634
1.25% 2/13/15	5,454,000	5,464,237
Wells Fargo Bank NA 0.5108% 7/20/15 (d)	15,000,000	15,021,720
Westpac Banking Corp.:
0.6056% 12/1/17 (c)(d)	10,000,000	10,002,970
0.9941% 9/25/15 (d)	50,000,000	50,296,050
		1,600,163,239
Capital Markets - 5.3%
Credit Suisse U.S.A., Inc. 5.125% 8/15/15	10,000,000	10,325,370
Deutsche Bank AG London Branch:
0.7056% 5/30/17 (d)	12,705,000	12,692,460
0.8432% 2/13/17 (d)	34,135,000	34,253,517
3.45% 3/30/15	45,000,000	45,439,515
JPMorgan Chase & Co.:
0.7521% 2/15/17 (d)	16,400,000	16,407,314
0.8% 4/23/15	16,000,000	16,024,240
0.8544% 2/26/16 (d)	10,000,000	10,035,570
0.8906% 10/15/15 (d)	20,000,000	20,083,400
1.1% 10/15/15	8,515,000	8,548,958
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase & Co.: - continued
1.125% 2/26/16	$ 8,906,000	$ 8,931,213
1.875% 3/20/15	10,000,000	10,046,350
Morgan Stanley:
1.4829% 2/25/16 (d)	5,400,000	5,461,414
4% 7/24/15	7,520,000	7,684,289
		205,933,610
Consumer Finance - 2.8%
American Express Credit Corp.:
0.6832% 11/13/15 (d)	20,000,000	20,065,120
0.7426% 7/29/16 (d)	10,000,000	10,039,930
1.3346% 6/12/15 (d)	15,000,000	15,080,310
2.75% 9/15/15	5,852,000	5,956,043
Capital One Financial Corp. 0.8719% 11/6/15 (d)	5,000,000	5,017,715
Caterpillar Financial Services Corp. 0.4744% 2/26/16 (d)	7,283,000	7,299,168
Ford Motor Credit Co. LLC 1.4816% 5/9/16 (d)	15,000,000	15,167,940
General Electric Capital Corp.:
0.8326% 1/8/16 (d)	5,271,000	5,300,233
0.88% 7/12/16 (d)	15,000,000	15,120,765
2.15% 1/9/15	9,380,000	9,397,203
		108,444,427
Diversified Financial Services - 2.6%
ING Bank NV:
0.5956% 1/4/16 (b)(d)	44,000,000	43,985,656
1.1831% 3/7/16 (b)(d)	18,130,000	18,268,948
1.8741% 9/25/15 (b)(d)	27,832,000	28,163,145
2% 9/25/15 (b)	7,650,000	7,728,252
4% 3/15/16 (b)	3,000,000	3,117,249
		101,263,250
Insurance - 0.8%
MetLife Institutional Funding II 0.6012% 1/6/15 (b)(d)	25,000,000	25,010,200
Metropolitan Life Global Funding I 0.7606% 7/15/16 (b)(d)	5,000,000	5,029,200
		30,039,400
TOTAL FINANCIALS		2,045,843,926
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
AbbVie, Inc. 0.9919% 11/6/15 (d)	$ 12,000,000	$ 12,062,664
INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.7%
Tyco Electronics Group SA 0.4326% 1/29/16 (d)	25,000,000	25,002,400
IT Services - 0.4%
The Western Union Co. 1.2311% 8/21/15 (d)	15,000,000	15,062,970
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett-Packard Co. 2.2% 12/1/15	13,000,000	13,185,367
TOTAL INFORMATION TECHNOLOGY		53,250,737
MATERIALS - 1.2%
Metals & Mining - 1.2%
Rio Tinto Finance (U.S.A.) PLC:
0.7841% 6/19/15 (d)	35,000,000	35,048,090
1.0746% 6/17/16 (d)	9,500,000	9,571,412
		44,619,502
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.:
0.6181% 2/12/16 (d)	2,031,000	2,034,731
0.9% 2/12/16	11,042,000	11,032,449
Verizon Communications, Inc.:
0.6323% 6/9/17 (d)	10,000,000	9,997,490
1.7641% 9/15/16 (d)	40,000,000	40,822,360
		63,887,030
UTILITIES - 0.2%
Electric Utilities - 0.2%
Exelon Corp. 4.9% 6/15/15	6,499,000	6,637,604
TOTAL NONCONVERTIBLE BONDS (Cost $2,330,050,824)		2,334,968,024
Municipal Securities - 15.9%
	Principal Amount	Value
Alaska Hsg. Fin. Corp. Home Mtg. Rev. Series 2007, 0.15% 12/5/14 (Liquidity Facility Landesbank Baden-Wuerttemberg New York Branch), VRDN (d)	$ 63,545,000	$ 63,545,000
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 0.23% 12/5/14, VRDN (d)(e)	200,000	200,000
Clark County Fuel Tax Series 2008 A, 0.13% 12/5/14 (Liquidity Facility Landesbank Baden-Wurttemberg), VRDN (d)(e)	21,805,000	21,805,000
Cook County Gen. Oblig. Series 2004 D, 0.5% 12/5/14 (Liquidity Facility Barclays Bank PLC), VRDN (d)	130,000,000	130,000,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.23% 12/5/14, VRDN (d)(e)	23,160,000	23,160,000
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (WDC I LP Dev. Proj.) Series 2000, 0.2% 12/5/14, LOC SunTrust Banks, Inc., VRDN (d)(e)	5,765,000	5,765,000
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.26% 12/5/14, VRDN (d)(e)	9,950,000	9,950,000
Los Angeles Reg'l. Arpts. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) Series 1991, 0.39% 12/4/14, LOC Societe Generale, VRDN (d)(e)	1,425,000	1,425,000
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 0.23% 12/5/14, VRDN (d)(e)	3,000,000	3,000,000
New York City Gen. Oblig. Series 2008 J, 0.35% 12/5/14 (Liquidity Facility Dexia Cr. Local SA), VRDN (d)	38,240,000	38,240,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series ROC II R 11711, 0.26% 12/5/14 (Liquidity Facility Citibank NA) (d)(f)	23,300,000	23,300,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.16% 12/1/14, VRDN (d)	50,375,000	50,375,000
Series 2004, 0.16% 12/5/14, VRDN (d)(e)	15,130,000	15,130,000
Series 2009 B, 0.16% 12/1/14, VRDN (d)	2,300,000	2,300,000
Series 2009 C, 0.16% 12/1/14, VRDN (d)	10,700,000	10,700,000
Series 2010 B, 0.16% 12/1/14, VRDN (d)	30,815,000	30,815,000
Series 2010 C, 0.16% 12/1/14, VRDN (d)	66,600,000	66,600,000
Series 2010 D, 0.16% 12/1/14, VRDN (d)	10,000,000	10,000,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.2% 12/5/14, VRDN (d)	11,550,000	11,550,000
Series 2010 B1, 0.22% 12/5/14, VRDN (d)	47,100,000	47,100,000
South Carolina Pub. Svc. Auth. Rev. Series 2013 D:
1.031% 6/1/15 (d)	2,080,000	2,080,000
Municipal Securities - continued
	Principal Amount	Value
South Carolina Pub. Svc. Auth. Rev. Series 2013 D: - continued
1.031% 6/1/15 (d)	$ 37,920,000	$ 37,929,480
Stanton County Indl. Dev. Rev. Series 1998, 0.23% 12/5/14, VRDN (d)(e)	1,200,000	1,200,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series MS 3354, 0.21% 12/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (d)(f)	12,855,000	12,855,000
TOTAL MUNICIPAL SECURITIES (Cost $619,015,002)		619,024,480
Certificates of Deposit - 6.3%

Bank of Nova Scotia yankee 0.6746% 9/11/15 (d)	15,000,000	15,042,120
Bank of Tokyo-Mitsubishi UFJ Ltd. yankee 0.24% 12/11/14	12,000,000	12,000,302
Barclays Bank PLC yankee 0.5821% 11/6/15 (d)	30,000,000	29,994,210
Credit Agricole CIB yankee 0.54% 5/1/15	50,000,000	50,044,630
Credit Suisse AG yankee 0.5044% 8/26/15 (d)	50,000,000	49,992,150
Deutsche Bank yankee 0.5324% 5/5/15 (d)	50,000,000	49,994,500
Sumitomo Mitsui Banking Corp. yankee 0.6351% 4/1/15 (d)	40,000,000	40,030,480
TOTAL CERTIFICATES OF DEPOSIT (Cost $246,994,152)		247,098,392
Commercial Paper - 2.1%

ABN AMRO Funding U.S.A. LLC 0.29% 12/8/14	41,000,000	40,998,885
Autobahn Funding Co. LLC 0.17% 12/2/14 (Liquidity Facility DZ BANK AG)	19,500,000	19,499,719
Gotham Funding Corp. yankee 0.16% 12/8/14 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	10,000,000	9,999,628
Mitsubishi UFJ Trust & Banking Corp. yankee 0.16% 12/4/14	10,000,000	9,999,817
TOTAL COMMERCIAL PAPER (Cost $80,497,152)		80,498,049
Money Market Funds - 6.4%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (a) (Cost $248,644,096)	248,644,096	$ 248,644,096
Cash Equivalents - 9.9%
	Maturity Amount
With:
Credit Suisse Securities (U.S.A.) LLC at 0.65%, dated 10/1/14 due 1/6/15 (Collateralized by U.S. Government Obligations valued at $20,621,728, 1.07%, 10/16/46)	$ 20,035,028	20,001,400
Mizuho Securities U.S.A., Inc. at 1.4%, dated:
8/12/14 due 3/12/15 (Collateralized by Corporate Obligations valued at $70,316,306, 0.26% - 4%, 8/15/18 - 7/25/45)	65,535,889	65,017,550
10/15/14 due 4/13/15 (Collaterized by Corporate Obligations valued at $64,896,244, 0.32% - 10.99%, 4/17/15 - 2/28/40)	60,420,000	60,021,600
Morgan Stanley & Co., Inc. at:
0.95%, dated 6/6/14 due 3/2/15 (Collateralized by Corporate Obligations valued at $32,549,508, 5.65% - 14%, 10/15/15 - 4/1/37) (d)(g)	30,212,958	29,999,250
1.35%, dated 3/7/14 due 12/8/14 (Collateralized by Mortgage Loan Obligations valued at $100,756,228, 0% - 8.53%, 9/9/24 - 7/19/56)	95,983,250	95,003,800
RBS Securities, Inc. at 1.6%, dated 3/25/14 due 2/20/15 (Collateralized by Mortgage Loan Obligations valued at $123,180,654, 0% - 6.25%, 4/21/17 - 3/22/51)	116,696,889	115,041,400
TOTAL CASH EQUIVALENTS (Cost $385,000,000)		385,085,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $3,910,201,226)		3,915,318,041
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(27,666,673)
NET ASSETS - 100%		$ 3,887,651,368
Security Type Abbreviations
VRDN	-	Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $615,482,552 or 15.8% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) The maturity amount is based on the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,111
Total	$ 34,111
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,334,968,024	$ -	$ 2,334,968,024	$ -
Municipal Securities	619,024,480	-	619,024,480	-
Certificates of Deposit	247,098,392	-	247,098,392	-
Commercial Paper	80,498,049	-	80,498,049	-
Money Market Funds	248,644,096	248,644,096	-	-
Cash Equivalents	385,085,000	-	385,085,000	-
Total Investments in Securities:	$ 3,915,318,041	$ 248,644,096	$ 3,666,673,945	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $3,910,201,226. Net unrealized appreciation aggregated $5,116,815, of which $5,744,306 related to appreciated investment securities and $627,491 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, municipal securities, commercial paper and certificates of deposit are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Investment Grade
Bond Fund

November 30, 2014

1.873111.106

LIG-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 36.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.3%
Automobiles - 0.5%
Daimler Finance North America LLC 1.45% 8/1/16 (b)	$ 17,512,000	$ 17,639,137
General Motors Co.:
3.5% 10/2/18	15,850,000	16,246,250
6.25% 10/2/43	2,624,000	3,050,400
General Motors Financial Co., Inc.:
2.625% 7/10/17	5,075,000	5,132,774
3% 9/25/17	11,621,000	11,859,812
3.25% 5/15/18	8,305,000	8,439,956
3.5% 7/10/19	18,875,000	19,276,245
4.25% 5/15/23	9,285,000	9,492,891
4.375% 9/25/21	41,737,000	43,249,966
4.75% 8/15/17	8,785,000	9,298,923
		143,686,354
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	2,684,000	2,755,794
4.25% 6/15/23	18,902,000	19,891,652
		22,647,446
Media - 1.7%
Comcast Corp.:
4.95% 6/15/16	9,131,000	9,706,883
5.9% 3/15/16	3,813,000	4,065,676
COX Communications, Inc. 3.25% 12/15/22 (b)	9,297,000	9,081,970
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	16,408,000	18,962,332
Discovery Communications LLC:
3.25% 4/1/23	3,681,000	3,587,911
6.35% 6/1/40	10,151,000	12,249,120
NBCUniversal, Inc. 5.15% 4/30/20	28,753,000	32,957,925
News America Holdings, Inc. 7.75% 12/1/45	10,133,000	15,198,477
News America, Inc.:
6.15% 3/1/37	8,831,000	11,039,686
6.15% 2/15/41	34,925,000	43,683,072
Thomson Reuters Corp.:
1.3% 2/23/17	8,556,000	8,553,656
3.85% 9/29/24	18,774,000	19,012,899
Time Warner Cable, Inc.:
4% 9/1/21	38,151,000	40,670,530
5.85% 5/1/17	7,927,000	8,720,128
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
6.55% 5/1/37	$ 24,680,000	$ 31,370,871
6.75% 7/1/18	23,280,000	27,021,026
8.25% 4/1/19	42,627,000	52,715,106
Time Warner, Inc.:
4.9% 6/15/42	21,000,000	21,921,837
5.875% 11/15/16	4,039,000	4,403,633
6.2% 3/15/40	15,555,000	18,674,866
6.5% 11/15/36	6,573,000	8,235,864
Viacom, Inc.:
2.5% 9/1/18	3,555,000	3,603,120
3.5% 4/1/17	15,103,000	15,818,776
		421,255,364
TOTAL CONSUMER DISCRETIONARY		587,589,164
CONSUMER STAPLES - 1.6%
Beverages - 0.2%
Heineken NV:
1.4% 10/1/17 (b)	12,431,000	12,437,017
2.75% 4/1/23 (b)	12,988,000	12,559,890
SABMiller Holdings, Inc. 3.75% 1/15/22 (b)	16,792,000	17,602,701
		42,599,608
Food & Staples Retailing - 0.4%
CVS Health Corp.:
2.25% 12/5/18	18,014,000	18,267,331
4% 12/5/23	18,015,000	19,039,657
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	6,303,000	6,350,039
2.7% 11/18/19	14,218,000	14,379,431
3.3% 11/18/21	16,863,000	17,136,906
3.8% 11/18/24	12,880,000	13,154,022
		88,327,386
Food Products - 0.1%
ConAgra Foods, Inc.:
1.9% 1/25/18	8,922,000	8,886,330
3.2% 1/25/23	23,419,000	22,999,566
General Mills, Inc. 5.2% 3/17/15	2,184,000	2,213,687
		34,099,583
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - 0.9%
Altria Group, Inc.:
2.85% 8/9/22	$ 31,563,000	$ 30,680,972
4% 1/31/24	15,944,000	16,596,779
4.25% 8/9/42	26,526,000	25,124,472
9.25% 8/6/19	1,547,000	2,001,635
9.7% 11/10/18	14,756,000	18,944,210
Philip Morris International, Inc. 5.65% 5/16/18	2,251,000	2,551,027
Reynolds American, Inc.:
3.25% 11/1/22	47,809,000	46,927,402
4.75% 11/1/42	48,462,000	46,940,536
6.15% 9/15/43	11,136,000	12,901,479
6.75% 6/15/17	10,391,000	11,680,513
7.25% 6/15/37	15,680,000	19,652,795
		234,001,820
TOTAL CONSUMER STAPLES		399,028,397
ENERGY - 5.6%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (b)	21,176,000	22,647,139
5.35% 3/15/20 (b)	11,804,000	13,042,287
6.75% 9/15/37 (b)	2,991,000	3,593,375
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	17,654,000	18,151,260
5% 10/1/21	13,430,000	14,489,493
6.5% 4/1/20	2,078,000	2,383,755
Transocean, Inc. 5.05% 12/15/16	13,734,000	14,148,272
		88,455,581
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp. 6.375% 9/15/17	62,765,000	70,483,589
BP Capital Markets PLC:
3.535% 11/4/24	26,060,000	26,040,481
3.814% 2/10/24	22,007,000	22,608,187
4.5% 10/1/20	9,929,000	10,818,440
4.742% 3/11/21	12,000,000	13,350,672
Canadian Natural Resources Ltd. 1.75% 1/15/18	10,142,000	10,154,718
ConocoPhillips Co. 5.75% 2/1/19	12,956,000	14,896,498
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP:
2.5% 12/1/17	$ 11,492,000	$ 11,737,423
2.7% 4/1/19	2,202,000	2,195,123
3.875% 3/15/23	35,778,000	35,231,097
Duke Energy Field Services:
5.375% 10/15/15 (b)	1,706,000	1,769,726
6.45% 11/3/36 (b)	7,882,000	8,972,002
El Paso Natural Gas Co. 5.95% 4/15/17	1,304,000	1,430,302
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	16,015,000	15,705,622
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	6,935,000	6,840,642
3.9% 5/15/24 (b)	7,314,000	7,288,825
Enbridge Energy Partners LP 4.2% 9/15/21	24,752,000	26,336,945
Enterprise Products Operating LP:
2.55% 10/15/19	4,990,000	4,997,440
3.75% 2/15/25	16,764,000	17,038,242
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	9,551,000	10,333,275
Marathon Petroleum Corp. 5.125% 3/1/21	20,728,000	22,837,613
Motiva Enterprises LLC 5.75% 1/15/20 (b)	6,844,000	7,717,828
Nakilat, Inc. 6.067% 12/31/33 (b)	5,435,000	6,202,694
Nexen, Inc. 5.2% 3/10/15	1,267,000	1,283,213
Petro-Canada 6.05% 5/15/18	2,920,000	3,327,863
Petrobras Global Finance BV:
3% 1/15/19	2,773,000	2,635,154
3.25% 3/17/17	44,873,000	44,290,997
4.375% 5/20/23	69,514,000	64,200,350
4.875% 3/17/20	47,054,000	46,493,116
5.625% 5/20/43	47,507,000	41,145,338
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	17,613,000	17,684,333
5.375% 1/27/21	81,955,000	81,600,954
5.75% 1/20/20	37,518,000	38,455,200
7.875% 3/15/19	14,377,000	15,793,135
Petroleos Mexicanos:
3.125% 1/23/19	3,563,000	3,654,248
3.5% 7/18/18	34,560,000	35,847,360
3.5% 1/30/23	28,927,000	27,957,946
4.875% 1/24/22	17,019,000	18,125,235
4.875% 1/18/24	25,208,000	26,468,400
5.5% 1/21/21	21,149,000	23,448,954
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
5.5% 6/27/44	$ 65,642,000	$ 67,611,260
6% 3/5/20	10,740,000	12,205,484
6.375% 1/23/45	22,458,000	25,874,985
6.5% 6/2/41	47,555,000	55,044,913
8% 5/3/19	13,934,000	16,681,785
Phillips 66 Co. 4.3% 4/1/22	21,152,000	22,597,908
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	23,890,000	24,435,194
3.85% 10/15/23	20,000,000	20,443,880
6.125% 1/15/17	5,000,000	5,506,710
Spectra Energy Capital, LLC 5.65% 3/1/20	15,101,000	16,926,379
Spectra Energy Partners, LP:
2.95% 6/15/16	3,790,000	3,904,337
2.95% 9/25/18	4,862,000	5,012,654
4.6% 6/15/21	4,954,000	5,429,128
Suncor Energy, Inc. 6.1% 6/1/18	9,550,000	10,916,758
The Williams Companies, Inc.:
3.7% 1/15/23	18,174,000	17,106,641
4.55% 6/24/24	78,137,000	77,277,649
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,800,000	3,005,604
Western Gas Partners LP:
2.6% 8/15/18	26,355,000	26,814,157
5.375% 6/1/21	29,916,000	33,400,257
Williams Partners LP:
4.125% 11/15/20	4,302,000	4,510,849
4.3% 3/4/24	17,006,000	17,537,574
		1,319,643,286
TOTAL ENERGY		1,408,098,867
FINANCIALS - 18.1%
Banks - 7.0%
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (b)	24,345,000	24,515,415
Bank of America Corp.:
2.6% 1/15/19	45,756,000	46,396,904
2.65% 4/1/19	10,784,000	10,937,747
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
3.3% 1/11/23	$ 63,450,000	$ 63,498,920
3.875% 3/22/17	52,391,000	55,254,430
4% 4/1/24	25,000,000	26,141,075
4.1% 7/24/23	26,666,000	28,106,284
4.2% 8/26/24	27,400,000	27,961,426
4.25% 10/22/26	24,664,000	24,814,820
5.65% 5/1/18	16,400,000	18,348,681
5.75% 12/1/17	32,792,000	36,498,381
5.875% 1/5/21	9,805,000	11,393,184
6.5% 8/1/16	11,950,000	12,976,314
Bank of America NA 5.3% 3/15/17	11,902,000	12,884,570
Barclays Bank PLC 2.5% 2/20/19	14,300,000	14,511,025
Barclays PLC 2.75% 11/8/19	20,644,000	20,724,223
Capital One NA 2.95% 7/23/21	31,087,000	31,064,400
Citigroup, Inc.:
1.3% 11/15/16	40,887,000	40,919,955
1.85% 11/24/17	50,965,000	51,152,908
2.5% 7/29/19	70,347,000	70,896,762
3.953% 6/15/16	21,787,000	22,728,460
4.05% 7/30/22	10,740,000	11,170,964
4.75% 5/19/15	19,056,000	19,421,075
5.3% 5/6/44	45,369,000	48,484,898
5.5% 9/13/25	11,022,000	12,320,270
6.125% 5/15/18	9,716,000	11,049,453
Credit Suisse AG 6% 2/15/18	27,227,000	30,543,711
Discover Bank:
4.2% 8/8/23	35,498,000	37,170,062
7% 4/15/20	9,043,000	10,792,821
8.7% 11/18/19	3,837,000	4,767,238
Fifth Third Bancorp:
4.5% 6/1/18	2,562,000	2,772,486
8.25% 3/1/38	12,528,000	19,021,475
HBOS PLC 6.75% 5/21/18 (b)	4,594,000	5,162,737
HSBC Holdings PLC 4.25% 3/14/24	12,220,000	12,698,499
HSBC U.S.A., Inc. 1.625% 1/16/18	21,531,000	21,585,387
Huntington Bancshares, Inc. 7% 12/15/20	4,459,000	5,374,856
JPMorgan Chase & Co.:
1.625% 5/15/18	26,730,000	26,604,102
2.35% 1/28/19	44,517,000	45,078,226
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
3.15% 7/5/16	$ 25,000,000	$ 25,840,800
3.25% 9/23/22	53,888,000	54,541,069
3.875% 9/10/24	58,432,000	59,036,421
4.25% 10/15/20	40,500,000	43,948,859
4.35% 8/15/21	62,606,000	68,080,456
4.625% 5/10/21	10,326,000	11,404,706
4.95% 3/25/20	8,235,000	9,199,080
JPMorgan Chase Bank 6% 10/1/17	6,068,000	6,799,139
KeyBank NA:
1.65% 2/1/18	16,646,000	16,668,073
5.45% 3/3/16	10,925,000	11,553,013
6.95% 2/1/28	3,200,000	4,169,078
Marshall & Ilsley Bank:
4.85% 6/16/15	7,539,000	7,707,632
5% 1/17/17	25,252,000	26,969,060
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	24,215,000	24,941,741
Regions Bank:
6.45% 6/26/37	40,184,000	49,331,004
7.5% 5/15/18	55,802,000	65,186,948
Regions Financial Corp.:
2% 5/15/18	28,255,000	28,099,484
5.75% 6/15/15	3,253,000	3,328,785
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	45,938,000	46,840,911
6% 12/19/23	30,612,000	33,248,612
6.1% 6/10/23	35,599,000	38,741,893
6.125% 12/15/22	49,538,000	54,167,376
Wachovia Bank NA 6% 11/15/17	6,320,000	7,158,740
Wachovia Corp.:
5.75% 6/15/17	2,050,000	2,281,144
5.75% 2/1/18	4,000,000	4,517,336
Wells Fargo & Co.:
1.25% 7/20/16	34,000,000	34,251,192
3.676% 6/15/16	26,564,000	27,728,911
4.48% 1/16/24	16,709,000	17,837,793
		1,759,323,400
Capital Markets - 3.0%
Affiliated Managers Group, Inc. 4.25% 2/15/24	8,856,000	9,293,283
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
1.748% 9/15/17	$ 80,000,000	$ 80,195,120
2.55% 10/23/19	24,803,000	24,783,877
2.625% 1/31/19	94,162,000	95,365,579
2.9% 7/19/18	39,857,000	41,004,642
3.85% 7/8/24	25,000,000	25,604,750
5.25% 7/27/21	17,979,000	20,274,972
5.95% 1/18/18	9,760,000	10,949,881
6% 6/15/20	16,000,000	18,534,976
6.15% 4/1/18	10,942,000	12,392,154
Lazard Group LLC:
4.25% 11/14/20	13,325,000	14,182,797
6.85% 6/15/17	11,589,000	13,028,099
Merrill Lynch & Co., Inc. 6.875% 4/25/18	9,961,000	11,553,256
Morgan Stanley:
2.125% 4/25/18	26,580,000	26,702,587
2.375% 7/23/19	71,117,000	71,002,502
3.7% 10/23/24	41,950,000	42,596,743
3.75% 2/25/23	29,016,000	29,846,119
3.875% 4/29/24	50,000,000	51,515,650
4.1% 5/22/23	20,000,000	20,384,040
4.875% 11/1/22	18,803,000	20,280,615
5% 11/24/25	6,349,000	6,818,629
5.45% 1/9/17	27,643,000	29,968,080
5.625% 9/23/19	16,919,000	19,279,522
5.75% 1/25/21	26,624,000	30,705,459
6.625% 4/1/18	9,869,000	11,350,633
7.3% 5/13/19	22,127,000	26,576,651
		764,190,616
Consumer Finance - 1.6%
Discover Financial Services:
3.85% 11/21/22	38,277,000	38,897,700
3.95% 11/6/24	16,412,000	16,512,294
5.2% 4/27/22	16,852,000	18,608,080
6.45% 6/12/17	16,773,000	18,684,317
Ford Motor Credit Co. LLC:
1.5% 1/17/17	17,207,000	17,166,753
1.7% 5/9/16	41,347,000	41,669,093
2.875% 10/1/18	27,070,000	27,740,226
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
1% 12/11/15	$ 19,830,000	$ 19,950,646
2.95% 5/9/16	5,375,000	5,557,895
3.5% 6/29/15	5,553,000	5,656,675
4.625% 1/7/21	21,916,000	24,514,931
4.65% 10/17/21	8,866,000	9,940,524
5.625% 9/15/17	3,505,000	3,915,954
5.625% 5/1/18	10,000,000	11,330,280
6% 8/7/19	22,000,000	25,838,406
Hyundai Capital America:
1.45% 2/6/17 (b)	29,291,000	29,240,122
1.625% 10/2/15 (b)	21,346,000	21,482,017
1.875% 8/9/16 (b)	7,052,000	7,137,781
2.125% 10/2/17 (b)	8,655,000	8,743,610
2.875% 8/9/18 (b)	12,509,000	12,836,536
Synchrony Financial:
1.875% 8/15/17	5,478,000	5,504,185
3% 8/15/19	8,044,000	8,166,679
3.75% 8/15/21	12,146,000	12,456,245
4.25% 8/15/24	12,226,000	12,489,703
		404,040,652
Diversified Financial Services - 0.1%
General Electric Capital Corp. 5.3% 2/11/21	19,600,000	22,391,216
Insurance - 2.2%
AIA Group Ltd. 2.25% 3/11/19 (b)	5,074,000	5,069,489
American International Group, Inc.:
2.3% 7/16/19	10,789,000	10,887,406
4.875% 6/1/22	8,077,000	9,049,996
5.6% 10/18/16	24,154,000	26,145,087
Aon Corp.:
3.125% 5/27/16	20,350,000	20,944,586
3.5% 9/30/15	6,878,000	7,040,541
5% 9/30/20	5,687,000	6,393,462
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,857,000	5,857,000
Five Corners Funding Trust 4.419% 11/15/23 (b)	24,590,000	26,305,816
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(e)	11,133,000	11,536,571
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	27,603,000	31,076,617
5.375% 3/15/17	546,000	593,983
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.:
5% 6/1/21 (b)	$ 23,174,000	$ 25,470,914
6.7% 8/15/16 (b)	6,494,000	7,088,143
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	13,119,000	14,604,018
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (b)	6,352,000	7,304,266
MetLife, Inc.:
1.903% 12/15/17	5,102,000	5,132,663
3.048% 12/15/22	21,302,000	21,232,811
4.368% 9/15/23	23,681,000	25,614,246
4.75% 2/8/21	6,004,000	6,691,500
6.75% 6/1/16	9,220,000	10,029,018
Metropolitan Life Global Funding I:
1.875% 6/22/18 (b)	22,959,000	23,111,448
3% 1/10/23 (b)	15,204,000	15,156,259
Pacific Life Insurance Co. 9.25% 6/15/39 (b)	11,401,000	18,055,821
Pacific LifeCorp:
5.125% 1/30/43 (b)	30,812,000	32,501,792
6% 2/10/20 (b)	17,699,000	20,275,019
Pricoa Global Funding I 1.6% 5/29/18 (b)	4,564,000	4,533,024
Prudential Financial, Inc.:
2.3% 8/15/18	3,901,000	3,954,830
4.5% 11/16/21	12,469,000	13,625,749
4.75% 9/17/15	13,500,000	13,968,248
7.375% 6/15/19	3,820,000	4,632,300
Symetra Financial Corp. 6.125% 4/1/16 (b)	11,250,000	11,921,535
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	29,603,000	31,641,699
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)	7,063,000	7,110,675
4.125% 11/1/24 (b)	10,239,000	10,398,114
Unum Group:
5.625% 9/15/20	18,528,000	21,259,639
5.75% 8/15/42	30,555,000	34,878,960
7.125% 9/30/16	1,654,000	1,832,319
		552,925,564
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	4,816,000	4,804,157
4.6% 4/1/22	6,540,000	6,961,222
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Campus Communities Operating Partnership LP 3.75% 4/15/23	$ 7,324,000	$ 7,300,951
AvalonBay Communities, Inc.:
3.625% 10/1/20	12,415,000	12,998,356
4.2% 12/15/23	20,000,000	21,185,100
Boston Properties, Inc. 3.85% 2/1/23	27,063,000	28,065,549
Camden Property Trust:
2.95% 12/15/22	9,284,000	9,069,892
4.25% 1/15/24	20,255,000	21,384,925
DDR Corp.:
4.625% 7/15/22	16,238,000	17,378,508
4.75% 4/15/18	21,321,000	23,111,005
7.5% 4/1/17	9,638,000	10,888,714
9.625% 3/15/16	7,551,000	8,365,942
Duke Realty LP:
3.625% 4/15/23	22,930,000	23,028,186
3.75% 12/1/24	9,068,000	9,094,678
3.875% 10/15/22	20,422,000	21,009,582
4.375% 6/15/22	13,477,000	14,306,496
5.5% 3/1/16	10,207,000	10,763,261
5.95% 2/15/17	9,023,000	9,883,912
6.5% 1/15/18	12,019,000	13,622,924
6.75% 3/15/20	1,066,000	1,265,549
8.25% 8/15/19	5,060,000	6,296,138
Equity One, Inc.:
3.75% 11/15/22	30,646,000	30,781,547
5.375% 10/15/15	2,580,000	2,672,029
6% 9/15/17	4,090,000	4,522,207
6.25% 1/15/17	3,237,000	3,528,948
Equity Residential 5.125% 3/15/16	8,850,000	9,329,068
Federal Realty Investment Trust:
5.9% 4/1/20	3,969,000	4,624,810
6.2% 1/15/17	1,491,000	1,647,248
HCP, Inc. 3.75% 2/1/16	14,496,000	14,973,208
Health Care REIT, Inc.:
2.25% 3/15/18	10,222,000	10,344,500
4.7% 9/15/17	3,736,000	4,047,597
HRPT Properties Trust:
5.75% 11/1/15	4,573,000	4,652,136
6.25% 6/15/17	861,000	933,317
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust: - continued
6.65% 1/15/18	$ 3,483,000	$ 3,839,192
Lexington Corporate Properties Trust 4.4% 6/15/24	7,941,000	8,140,629
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (b)	7,527,000	7,558,230
4.95% 4/1/24	7,519,000	7,703,216
Retail Opportunity Investments Partnership LP:
4% 12/15/24 (c)	5,631,000	5,642,988
5% 12/15/23	4,225,000	4,576,533
Simon Property Group LP 4.125% 12/1/21	13,242,000	14,404,091
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,548,000	1,556,457
Weingarten Realty Investors 3.375% 10/15/22	4,634,000	4,617,304
		430,880,302
Real Estate Management & Development - 2.5%
BioMed Realty LP:
2.625% 5/1/19	12,739,000	12,766,682
3.85% 4/15/16	19,180,000	19,876,560
4.25% 7/15/22	10,332,000	10,686,243
6.125% 4/15/20	5,563,000	6,388,388
Brandywine Operating Partnership LP:
3.95% 2/15/23	24,708,000	24,886,095
4.1% 10/1/24	24,424,000	24,550,663
4.55% 10/1/29	22,620,000	22,874,679
4.95% 4/15/18	19,325,000	20,895,079
5.7% 5/1/17	6,890,000	7,476,684
6% 4/1/16	6,664,000	7,068,618
Digital Realty Trust LP:
4.5% 7/15/15	7,544,000	7,648,733
5.25% 3/15/21	10,656,000	11,740,919
ERP Operating LP:
2.375% 7/1/19	14,895,000	14,966,794
4.625% 12/15/21	31,142,000	34,340,969
4.75% 7/15/20	31,427,000	34,977,811
5.375% 8/1/16	4,428,000	4,746,258
5.75% 6/15/17	24,188,000	26,834,651
Essex Portfolio LP 5.5% 3/15/17	8,105,000	8,837,465
Liberty Property LP:
3.375% 6/15/23	12,723,000	12,501,518
4.125% 6/15/22	11,558,000	12,054,104
4.4% 2/15/24	32,513,000	34,303,393
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
4.75% 10/1/20	$ 17,245,000	$ 18,801,430
5.125% 3/2/15	1,706,000	1,725,128
5.5% 12/15/16	4,865,000	5,260,208
6.625% 10/1/17	12,549,000	14,180,521
Mack-Cali Realty LP:
2.5% 12/15/17	17,302,000	17,510,299
3.15% 5/15/23	41,165,000	37,664,781
4.5% 4/18/22	7,126,000	7,232,869
7.75% 8/15/19	2,973,000	3,544,182
Mid-America Apartments LP:
4.3% 10/15/23	5,535,000	5,826,650
5.5% 10/1/15	12,454,000	12,919,842
6.05% 9/1/16	3,862,000	4,180,105
Post Apartment Homes LP 3.375% 12/1/22	4,560,000	4,516,666
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	2,366,000	2,536,525
Reckson Operating Partnership LP 6% 3/31/16	8,396,000	8,899,197
Regency Centers LP:
5.25% 8/1/15	10,361,000	10,664,785
5.875% 6/15/17	4,455,000	4,944,208
Tanger Properties LP:
3.75% 12/1/24	17,037,000	17,142,749
3.875% 12/1/23	10,722,000	10,971,147
6.125% 6/1/20	24,577,000	28,682,514
Ventas Realty LP 1.55% 9/26/16	18,423,000	18,563,789
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	15,576,000	15,651,045
4% 4/30/19	8,644,000	9,230,184
		621,071,130
TOTAL FINANCIALS		4,554,822,880
HEALTH CARE - 1.3%
Biotechnology - 0.2%
Amgen, Inc.:
1.25% 5/22/17	23,000,000	22,934,680
2.2% 5/22/19	24,334,000	24,332,297
		47,266,977
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.3%
Coventry Health Care, Inc. 5.95% 3/15/17	$ 1,221,000	$ 1,345,174
Express Scripts Holding Co. 4.75% 11/15/21	36,410,000	40,226,569
Medco Health Solutions, Inc.:
2.75% 9/15/15	3,314,000	3,366,096
4.125% 9/15/20	11,062,000	11,862,690
UnitedHealth Group, Inc. 2.75% 2/15/23	4,066,000	3,991,397
WellPoint, Inc. 3.3% 1/15/23	21,022,000	20,995,723
		81,787,649
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	6,468,000	6,462,851
2.4% 2/1/19	4,078,000	4,099,715
4.15% 2/1/24	6,266,000	6,610,918
		17,173,484
Pharmaceuticals - 0.7%
AbbVie, Inc.:
1.75% 11/6/17	24,562,000	24,693,210
2.9% 11/6/22	25,191,000	24,641,509
Bayer U.S. Finance LLC:
2.375% 10/8/19 (b)	17,401,000	17,498,863
3% 10/8/21 (b)	12,703,000	12,846,734
3.375% 10/8/24 (b)	8,767,000	8,870,459
Mylan, Inc. 1.35% 11/29/16	8,049,000	8,042,239
Perrigo Co. PLC:
1.3% 11/8/16	7,040,000	7,032,235
2.3% 11/8/18	7,532,000	7,450,368
Perrigo Finance PLC:
3.5% 12/15/21	6,081,000	6,124,072
3.9% 12/15/24	9,061,000	9,139,215
4.9% 12/15/44	3,975,000	4,063,547
Pfizer, Inc. 6.2% 3/15/19	10,000,000	11,701,350
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	8,155,000	8,126,515
Zoetis, Inc.:
1.875% 2/1/18	3,884,000	3,846,908
3.25% 2/1/23	33,171,000	32,392,543
		186,469,767
TOTAL HEALTH CARE		332,697,877
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (b)	$ 15,580,000	$ 15,947,875
6.375% 6/1/19 (b)	9,485,000	11,106,394
		27,054,269
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	773,162	849,511
6.648% 3/15/19	1,733,772	1,807,457
6.795% 2/2/20	168,854	176,453
6.9% 7/2/19	674,781	709,398
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	2,962,620	3,170,004
8.36% 1/20/19	5,942,363	6,536,599
		13,249,422
Industrial Conglomerates - 0.0%
General Electric Co. 5.25% 12/6/17	8,512,000	9,446,507
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	11,932,000	11,782,850
3.875% 4/1/21	22,238,000	22,321,393
4.25% 9/15/24	19,743,000	19,767,679
4.75% 3/1/20	19,421,000	20,731,918
		74,603,840
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (e)	2,599,000	2,932,543
TOTAL INDUSTRIALS		127,286,581
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Amphenol Corp. 3.125% 9/15/21	7,717,000	7,821,071
Tyco Electronics Group SA:
2.375% 12/17/18	4,946,000	5,025,007
6.55% 10/1/17	3,075,000	3,492,062
		16,338,140
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.0%
Xerox Corp. 4.25% 2/15/15	$ 1,037,000	$ 1,044,708
TOTAL INFORMATION TECHNOLOGY		17,382,848
MATERIALS - 0.7%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	19,768,000	21,110,643
4.25% 11/15/20	10,672,000	11,519,688
		32,630,331
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,557,000	2,772,852
Metals & Mining - 0.6%
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (b)	22,911,000	23,717,146
4.25% 7/17/42 (b)	5,987,000	5,481,009
4.875% 11/4/44 (b)	19,541,000	19,676,888
5.625% 10/18/43 (b)	23,482,000	26,250,810
Freeport-McMoRan, Inc. 2.3% 11/14/17	16,405,000	16,504,939
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	27,416,000	27,582,963
Vale Overseas Ltd.:
4.375% 1/11/22	22,000,000	21,969,420
6.25% 1/23/17	3,240,000	3,517,726
		144,700,901
TOTAL MATERIALS		180,104,084
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.:
4.8% 6/15/44	13,400,000	13,615,499
6.3% 1/15/38	40,737,000	49,350,431
BellSouth Capital Funding Corp. 7.875% 2/15/30	193,000	258,034
CenturyLink, Inc.:
5.15% 6/15/17	1,983,000	2,087,108
6% 4/1/17	4,959,000	5,343,323
6.15% 9/15/19	12,036,000	13,059,060
Embarq Corp.:
7.082% 6/1/16	16,472,000	17,776,484
7.995% 6/1/36	7,935,000	8,827,688
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.:
1.35% 6/9/17	$ 35,777,000	$ 35,795,962
2.625% 2/21/20 (b)	36,216,000	36,264,059
4.5% 9/15/20	64,976,000	71,118,571
5.012% 8/21/54 (b)	134,559,000	140,113,326
6.35% 4/1/19	7,155,000	8,349,456
6.4% 9/15/33	26,916,000	33,317,971
6.55% 9/15/43	109,182,000	141,024,603
		576,301,575
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
2.375% 9/8/16	29,726,000	30,357,975
3.125% 7/16/22	16,205,000	16,064,017
3.625% 3/30/15	2,060,000	2,078,602
		48,500,594
TOTAL TELECOMMUNICATION SERVICES		624,802,169
UTILITIES - 3.4%
Electric Utilities - 1.8%
AmerenUE 6.4% 6/15/17	5,870,000	6,576,496
American Electric Power Co., Inc.:
1.65% 12/15/17	10,104,000	10,154,065
2.95% 12/15/22	9,568,000	9,451,567
American Transmission Systems, Inc. 5% 9/1/44 (b)	8,694,000	9,087,525
Dayton Power & Light Co. 1.875% 9/15/16	9,233,000	9,330,639
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	15,117,000	17,611,743
6.4% 9/15/20 (b)	26,489,000	31,203,512
Edison International 3.75% 9/15/17	9,811,000	10,418,056
FirstEnergy Corp.:
2.75% 3/15/18	32,253,000	32,585,690
4.25% 3/15/23	66,372,000	67,464,284
7.375% 11/15/31	19,521,000	23,671,438
FirstEnergy Solutions Corp. 6.05% 8/15/21	48,231,000	53,414,048
LG&E and KU Energy LLC:
2.125% 11/15/15	11,341,000	11,450,214
3.75% 11/15/20	2,232,000	2,347,821
Nevada Power Co. 6.5% 5/15/18	15,159,000	17,608,209
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Northeast Utilities:
1.45% 5/1/18	$ 7,067,000	$ 6,985,214
2.8% 5/1/23	32,099,000	31,057,227
NV Energy, Inc. 6.25% 11/15/20	7,075,000	8,384,483
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	5,380,026
Pepco Holdings, Inc. 2.7% 10/1/15	10,408,000	10,558,364
PPL Capital Funding, Inc. 3.4% 6/1/23	15,470,000	15,511,088
Progress Energy, Inc. 4.4% 1/15/21	40,776,000	44,626,111
TECO Finance, Inc.:
4% 3/15/16	9,634,000	10,020,054
5.15% 3/15/20	11,097,000	12,487,243
		457,385,117
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (b)	2,827,000	3,095,271
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	6,702,000	6,925,632
Texas Eastern Transmission LP 6% 9/15/17 (b)	12,691,000	14,237,233
		24,258,136
Multi-Utilities - 1.5%
Dominion Resources, Inc.:
2.5331% 9/30/66 (e)	63,286,000	59,465,867
7.5% 6/30/66 (e)	7,991,000	8,510,415
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17	37,668,000	37,431,633
2% 11/15/18	29,001,000	29,164,102
National Grid PLC 6.3% 8/1/16	17,348,000	18,877,122
NiSource Finance Corp.:
4.45% 12/1/21	8,962,000	9,760,505
5.25% 9/15/17	3,225,000	3,555,975
5.25% 2/15/43	23,297,000	26,171,361
5.45% 9/15/20	21,013,000	24,012,543
5.8% 2/1/42	11,523,000	13,878,163
5.95% 6/15/41	21,763,000	26,617,020
6.4% 3/15/18	12,182,000	13,959,731
6.8% 1/15/19	6,774,000	8,009,977
PG&E Corp. 2.4% 3/1/19	3,334,000	3,352,524
Puget Energy, Inc.:
6% 9/1/21	26,400,000	30,949,116
6.5% 12/15/20	8,451,000	10,020,139
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy:
2.3% 4/1/17	$ 24,264,000	$ 24,846,724
2.875% 10/1/22	9,886,000	9,602,124
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	13,102,000	13,369,936
		371,554,977
TOTAL UTILITIES		853,198,230
TOTAL NONCONVERTIBLE BONDS (Cost $8,609,829,906)		9,085,011,097
U.S. Government and Government Agency Obligations - 27.9%

U.S. Treasury Inflation-Protected Obligations - 1.0%
U.S. Treasury Inflation-Indexed Bonds 1.375% 2/15/44	111,478,170	124,236,124
U.S. Treasury Inflation-Indexed Notes 0.125% 7/15/24	127,736,461	124,753,916
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		248,990,040
U.S. Treasury Obligations - 26.9%
U.S. Treasury Bonds:
3.125% 8/15/44	504,440,000	525,011,568
3.375% 5/15/44	93,900,000	102,372,973
3.625% 8/15/43	253,359,000	288,908,308
3.625% 2/15/44	71,949,000	82,089,348
U.S. Treasury Notes:
0.5% 7/31/17	123,300,000	122,356,015
0.75% 2/28/18	122,700,000	121,645,516
0.875% 4/30/17	662,014,000	665,220,796
0.875% 5/15/17	100,000,000	100,437,500
0.875% 10/15/17	960,080,000	960,829,808
0.875% 1/31/18	582,288,000	580,195,257
0.875% 7/31/19	206,188,000	200,823,813
1% 9/15/17	63,744,000	64,062,720
1% 5/31/18	158,315,000	157,758,364
1.25% 10/31/18	745,606,000	745,838,629
1.375% 7/31/18	626,209,000	631,052,100
1.375% 9/30/18	86,771,000	87,299,782
1.5% 12/31/18	80,651,000	81,287,417
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.5% 1/31/19	$ 205,079,000	$ 206,536,907
1.5% 11/30/19	242,000,000	241,886,502
1.625% 8/31/19	250,000,000	251,836,000
1.75% 9/30/19	80,000,000	80,975,040
1.875% 10/31/17	100,143,000	103,006,489
2.25% 3/31/21	372,383,000	381,838,177
TOTAL U.S. TREASURY OBLIGATIONS		6,783,269,029
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,905,527,149)		7,032,259,069
U.S. Government Agency - Mortgage Securities - 21.4%

Fannie Mae - 12.9%
1.75% 10/1/34 (e)	9,206	9,553
1.85% 10/1/33 (e)	123,113	128,982
1.865% 10/1/35 (e)	48,285	50,640
1.88% 1/1/35 (e)	12,256	12,874
1.88% 1/1/35 (e)	760,339	798,731
1.885% 2/1/33 (e)	63,169	65,827
1.91% 12/1/34 (e)	239,565	251,925
1.91% 3/1/35 (e)	148,089	154,810
1.93% 10/1/33 (e)	89,015	92,995
1.94% 7/1/35 (e)	76,445	80,012
2.05% 3/1/35 (e)	19,035	19,618
2.053% 6/1/36 (e)	294,084	315,128
2.07% 4/1/37 (e)	273,795	291,094
2.094% 5/1/36 (e)	409,396	429,766
2.099% 1/1/35 (e)	569,605	605,830
2.105% 7/1/34 (e)	141,405	150,125
2.115% 12/1/34 (e)	36,458	38,752
2.125% 9/1/36 (e)	229,016	244,109
2.141% 9/1/36 (e)	176,528	188,105
2.19% 3/1/37 (e)	56,890	60,489
2.22% 5/1/35 (e)	653,189	700,749
2.242% 3/1/33 (e)	267,772	283,229
2.288% 11/1/36 (e)	791,789	845,311
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.333% 3/1/35 (e)	$ 212,812	$ 226,377
2.335% 9/1/35 (e)	286,481	307,348
2.353% 7/1/35 (e)	481,093	512,279
2.364% 12/1/33 (e)	2,232,551	2,372,407
2.369% 6/1/47 (e)	323,725	347,296
2.372% 5/1/36 (e)	484,646	518,446
2.393% 7/1/37 (e)	290,170	311,030
2.395% 6/1/36 (e)	1,004,439	1,077,574
2.421% 10/1/33 (e)	332,890	357,129
2.462% 9/1/36 (e)	899,969	965,497
2.5% 3/1/27 to 8/1/43	120,785,682	121,930,935
2.53% 9/1/37 (e)	69,729	74,806
2.542% 6/1/42 (e)	4,178,159	4,325,483
2.544% 11/1/43 (e)	12,055,250	12,466,063
2.573% 7/1/34 (e)	585,551	626,605
2.588% 5/1/35 (e)	191,411	205,348
2.693% 2/1/42 (e)	4,212,172	4,383,276
2.768% 1/1/42 (e)	3,924,001	4,089,231
2.96% 11/1/40 (e)	2,410,086	2,531,755
2.981% 8/1/41 (e)	4,005,293	4,194,396
2.982% 9/1/41 (e)	2,754,613	2,888,744
3% 12/1/29 (c)	54,000,000	56,235,935
3% 4/1/42 to 1/1/44	727,527,464	736,793,185
3.059% 10/1/41 (e)	1,428,265	1,500,418
3.165% 3/1/42 (e)	25,090,669	26,410,752
3.236% 7/1/41 (e)	4,521,385	4,773,676
3.325% 10/1/41 (e)	2,211,801	2,322,021
3.328% 3/1/40 (e)	1,240,948	1,295,690
3.374% 9/1/41 (e)	964,395	1,012,376
3.462% 12/1/39 (e)	887,298	928,158
3.473% 12/1/40 (e)	40,057,986	42,553,659
3.5% 9/1/25 to 7/1/44	795,153,534	831,201,021
3.5% 12/1/29 (c)	14,000,000	14,829,063
3.5% 12/1/44 (c)	23,900,000	24,912,017
3.5% 12/1/44 (c)	17,400,000	18,136,782
3.5% 12/1/44 (c)	55,600,000	57,954,315
3.5% 12/1/44 (c)	55,400,000	57,745,847
3.5% 12/1/44 (c)	2,900,000	3,022,797
3.556% 7/1/41 (e)	4,555,346	4,828,755
4% 9/1/24 to 1/1/44	458,203,641	490,926,366
4% 1/1/41	246,127	263,298
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4% 12/1/44 (c)	$ 17,900,000	$ 19,115,242
4% 12/1/44 (c)	17,400,000	18,581,296
4% 12/1/44 (c)	88,200,000	94,187,951
4% 12/1/44 (c)	53,300,000	56,918,569
4% 12/1/44 (c)	37,000,000	39,511,952
4.5% 4/1/21 to 6/1/44	204,319,393	222,521,365
4.5% 12/1/44 (c)	19,000,000	20,650,625
5% 3/1/18 to 10/1/41	11,650,372	12,817,666
5.179% 7/1/37 (e)	85,773	92,581
5.5% 9/1/17 to 6/1/40	81,940,580	91,602,410
5.565% 8/1/46 (e)	79,790	85,600
6% 2/1/17 to 1/1/42	62,908,619	71,363,774
6.5% 1/1/15 to 4/1/37	28,540,840	32,897,971
7% 3/1/15 to 7/1/37	4,633,830	5,384,608
7.5% 1/1/16 to 2/1/32	1,996,897	2,355,689
8% 12/1/17 to 3/1/37	34,760	41,914
8.5% 1/1/15 to 7/1/31	18,830	21,955
9.5% 4/1/16 to 2/1/25	57,285	63,678
10.5% 8/1/20	2,340	2,648
TOTAL FANNIE MAE		3,236,394,304
Freddie Mac - 4.3%
1.5% 8/1/37 (e)	82,410	85,088
1.82% 3/1/35 (e)	292,604	304,441
1.897% 1/1/36 (e)	209,865	221,845
1.95% 3/1/36 (e)	648,559	685,633
1.95% 3/1/37 (e)	79,659	84,134
1.982% 12/1/35 (e)	613,939	648,584
2.022% 2/1/37 (e)	415,613	440,252
2.03% 4/1/35 (e)	879,266	931,154
2.05% 6/1/37 (e)	68,339	71,941
2.095% 8/1/37 (e)	207,744	222,121
2.121% 5/1/37 (e)	166,743	178,508
2.124% 11/1/35 (e)	518,624	553,179
2.125% 3/1/36 (e)	637,448	672,606
2.16% 6/1/33 (e)	609,998	642,663
2.345% 10/1/35 (e)	407,911	432,626
2.347% 10/1/36 (e)	875,602	929,043
2.364% 4/1/36 (e)	589,760	632,702
2.373% 1/1/35 (e)	45,770	48,736
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.375% 5/1/37 (e)	$ 160,433	$ 171,172
2.385% 6/1/37 (e)	72,152	77,407
2.402% 10/1/42 (e)	5,087,536	5,332,696
2.404% 6/1/33 (e)	1,928,619	2,051,887
2.415% 6/1/37 (e)	617,635	662,621
2.418% 4/1/37 (e)	213,132	227,905
2.42% 6/1/36 (e)	157,682	168,988
2.451% 6/1/37 (e)	138,534	148,624
2.538% 3/1/35 (e)	2,821,165	3,021,558
2.545% 7/1/36 (e)	219,918	235,930
2.595% 4/1/37 (e)	18,936	20,315
2.785% 11/1/35 (e)	269,009	288,596
2.803% 3/1/33 (e)	24,061	25,813
2.825% 12/1/36 (e)	705,396	756,757
3% 8/1/42 to 7/1/43	104,787,968	106,196,990
3.076% 9/1/41 (e)	5,667,687	5,938,769
3.137% 10/1/35 (e)	365,903	392,554
3.239% 4/1/41 (e)	2,769,079	2,918,187
3.24% 9/1/41 (e)	2,747,703	2,890,401
3.299% 6/1/41 (e)	3,399,712	3,577,671
3.299% 7/1/41 (e)	2,919,156	3,070,557
3.476% 5/1/41 (e)	2,964,787	3,130,221
3.5% 10/1/41 to 11/1/44 (d)	397,335,530	413,903,038
3.621% 6/1/41 (e)	4,572,586	4,847,574
3.707% 5/1/41 (e)	3,779,041	3,986,259
4% 7/1/24 to 8/1/44	222,108,431	237,729,313
4.5% 6/1/25 to 8/1/44	110,231,298	120,495,364
5% 3/1/19 to 7/1/41	74,320,206	82,542,688
5.136% 4/1/38 (e)	857,002	925,026
5.5% 10/1/17 to 4/1/41	42,148,420	47,207,310
6% 7/1/16 to 12/1/37	9,237,520	10,443,771
6.5% 7/1/15 to 9/1/39	15,723,785	17,943,925
7% 6/1/21 to 9/1/36	4,207,873	4,910,363
7.5% 12/1/14 to 1/1/33	129,429	150,364
8% 7/1/16 to 1/1/37	125,607	151,711
8.5% 5/1/17 to 1/1/28	133,105	159,046
9% 5/1/17 to 10/1/20	685	733
9.5% 5/1/21 to 7/1/21	1,660	1,836
10% 11/15/18 to 8/1/21	656	729
11% 8/1/15 to 9/1/20	1,988	2,060
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
12% 7/1/15	$ 14	$ 14
12.5% 6/1/19	10	10
TOTAL FREDDIE MAC		1,094,492,009
Ginnie Mae - 4.2%
3% 6/20/42 to 8/20/44	24,955,981	25,650,802
3% 12/1/44 (c)	4,400,000	4,515,500
3% 12/1/44 (c)	3,100,000	3,181,375
3% 12/1/44 (c)	1,400,000	1,436,750
3% 12/1/44 (c)	900,000	923,625
3% 12/1/44 (c)	600,000	615,750
3.5% 11/15/40 to 2/15/44	227,836,835	239,611,018
3.5% 12/1/44 (c)	61,800,000	64,918,972
3.5% 12/1/44 (c)	45,500,000	47,796,330
4% 2/15/39 to 8/15/43	162,145,377	174,901,709
4% 12/1/44 (c)	3,200,000	3,434,250
4% 12/1/44 (c)	30,400,000	32,625,374
4% 12/1/44 (c)	51,100,000	54,840,678
4.39% 6/20/63 (i)	908,739	997,110
4.5% 6/20/33 to 8/15/41	169,598,237	186,931,775
4.5% 12/1/44 (c)	63,800,000	69,870,966
4.505% 2/20/63 (i)	886,452	972,968
5% 12/15/32 to 9/15/41	78,939,138	88,583,060
5.5% 12/20/28 to 9/15/39	18,035,241	20,410,948
6% 10/15/30 to 5/15/40	13,747,477	15,740,458
6.5% 3/20/31 to 10/15/38	1,240,081	1,440,341
7% 10/15/22 to 3/15/33	5,302,841	6,228,124
7.5% 1/15/17 to 9/15/31	1,816,600	2,121,396
8% 8/15/16 to 11/15/29	802,483	923,979
8.5% 10/15/21 to 1/15/31	108,920	130,626
9% 8/15/19 to 1/15/23	6,313	7,150
9.5% 12/15/20 to 2/15/25	2,939	3,343
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
10.5% 3/20/16 to 1/20/18	$ 9,367	$ 10,155
11% 8/20/15 to 9/20/19	3,747	4,247
TOTAL GINNIE MAE		1,048,828,779
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,311,335,332)		5,379,715,092
Asset-Backed Securities - 0.8%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.622% 4/25/35 (e)	562,768	487,211
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8053% 3/25/34 (e)	276,939	273,224
Airspeed Ltd. Series 2007-1A Class C1, 2.6547% 6/15/32 (b)(e)	3,579,076	2,140,288
Ally Master Owner Trust:
Series 2012-1 Class A2, 1.44% 2/15/17	23,330,000	23,371,714
Series 2012-3 Class A2, 1.21% 6/15/17	23,260,000	23,334,223
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2045% 12/25/33 (e)	44,364	40,418
Series 2004-R2 Class M3, 0.977% 4/25/34 (e)	73,246	53,788
Series 2005-R2 Class M1, 0.6053% 4/25/35 (e)	288,448	288,016
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9345% 3/25/34 (e)	40,480	38,100
Series 2004-W11 Class M2, 1.2053% 11/25/34 (e)	457,000	437,124
Series 2004-W7 Class M1, 0.977% 5/25/34 (e)	1,310,000	1,262,608
Series 2006-W4 Class A2C, 0.3153% 5/25/36 (e)	966,264	339,074
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.9803% 4/25/34 (e)	1,547,266	1,410,906
Series 2006-HE2 Class M1, 0.522% 3/25/36 (e)	24,050	2,556
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.2803% 2/25/35 (e)	1,218,074	1,065,723
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	28,030,000	28,217,212
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2953% 12/25/36 (e)	1,471,000	1,093,527
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (b)	1,602,580	1,604,808
Series 2013-2A Class A, 1.75% 11/15/17 (b)	12,658,531	12,704,431
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6103% 4/25/34 (e)	$ 63,574	$ 44,923
Series 2004-4 Class M2, 0.9503% 6/25/34 (e)	121,033	111,475
Series 2004-7 Class AF5, 5.868% 1/25/35	9,263,308	9,493,904
Fannie Mae Series 2004-T5 Class AB3, 0.9166% 5/28/35 (e)	31,732	29,620
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.327% 8/25/34 (e)	160,000	142,600
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.9803% 3/25/34 (e)	12,056	10,787
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17	53,380,000	53,436,583
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.8903% 1/25/35 (e)	801,000	650,207
Class M4, 1.1753% 1/25/35 (e)	282,636	166,250
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6129% 2/25/47 (b)(e)	1,488,389	1,277,013
GE Business Loan Trust:
Series 2003-1 Class A, 0.5847% 4/15/31 (b)(e)	41,207	39,574
Series 2006-2A:
Class A, 0.3347% 11/15/34 (b)(e)	1,010,064	961,061
Class B, 0.4347% 11/15/34 (b)(e)	365,174	336,597
Class C, 0.5347% 11/15/34 (b)(e)	605,722	530,103
Class D, 0.9047% 11/15/34 (b)(e)	230,261	198,385
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)	384,545	15,808
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.4753% 8/25/33 (e)	252,359	238,630
Series 2003-3 Class M1, 1.4453% 8/25/33 (e)	420,154	405,142
Series 2003-5 Class A2, 0.8553% 12/25/33 (e)	27,804	26,203
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3453% 1/25/37 (e)	1,292,000	827,606
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.452% 7/25/36 (e)	178,000	75,755
Series 2007-CH1 Class AV4, 0.282% 11/25/36 (e)	724,685	717,713
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5636% 12/27/29 (e)	189,716	188,870
Series 2006-A Class 2C, 1.3836% 3/27/42 (e)	2,867,000	490,372
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4553% 5/25/37 (e)	377,918	4,173
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9053% 7/25/34 (e)	111,073	85,955
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1303% 7/25/34 (e)	397,309	362,256
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust: - continued
Series 2006-FM1 Class A2B, 0.262% 4/25/37 (e)	$ 559,521	$ 509,120
Series 2006-OPT1 Class A1A, 0.6753% 6/25/35 (e)	1,665,483	1,587,418
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8353% 8/25/34 (e)	48,462	44,605
Series 2005-NC1 Class M1, 0.8153% 1/25/35 (e)	304,464	286,631
Series 2005-NC2 Class B1, 1.9103% 3/25/35 (e)	198,666	5,822
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6653% 9/25/35 (e)	1,164,000	1,001,755
Nissan Master Owner Trust Receivables Series 2012-A Class A, 0.6247% 5/15/17 (e)	20,000,000	20,020,500
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0303% 9/25/34 (e)	435,000	388,223
Class M4, 2.3303% 9/25/34 (e)	558,000	349,003
Series 2005-WCH1 Class M4, 0.9853% 1/25/36 (e)	1,245,000	1,072,784
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9553% 4/25/33 (e)	4,173	3,873
Santander Drive Auto Receivables Trust Series 2014-4 Class C, 2.6% 11/16/20	13,091,000	13,219,449
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.947% 3/25/35 (e)	750,922	682,881
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1841% 6/15/33 (e)	692,502	668,886
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8803% 9/25/34 (e)	25,668	20,829
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0153% 9/25/34 (e)	115,176	102,541
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7912% 4/6/42 (b)(e)	2,398,344	1,247,139
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0336% 10/25/44 (b)(e)	1,459,789	1,471,790
TOTAL ASSET-BACKED SECURITIES (Cost $199,122,642)		211,715,765
Collateralized Mortgage Obligations - 2.2%

Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7153% 1/25/35 (e)	1,099,840	1,090,958
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5636% 10/25/34 (e)	298,007	298,269
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.255% 12/20/54 (e)	$ 178,650	$ 175,970
Series 2006-1A Class C2, 1.355% 12/20/54 (b)(e)	5,526,000	5,440,347
Series 2006-2 Class C1, 1.095% 12/20/54 (e)	4,563,000	4,471,740
Series 2006-3 Class C2, 1.155% 12/20/54 (e)	922,000	906,326
Series 2006-4:
Class C1, 0.915% 12/20/54 (e)	2,331,000	2,252,912
Class M1, 0.495% 12/20/54 (e)	1,006,000	973,305
Series 2007-1:
Class 1C1, 0.755% 12/20/54 (e)	1,847,000	1,764,809
Class 1M1, 0.455% 12/20/54 (e)	1,238,000	1,194,670
Class 2C1, 1.015% 12/20/54 (e)	842,000	823,476
Class 2M1, 0.655% 12/20/54 (e)	1,589,000	1,545,303
Series 2007-2 Class 2C1, 1.0147% 12/17/54 (e)	2,199,000	2,150,622
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6808% 1/20/44 (e)	365,737	371,506
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4665% 8/25/36 (e)	628,609	535,957
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3653% 5/25/47 (e)	402,783	365,565
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3253% 2/25/37 (e)	770,482	707,102
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4453% 7/25/35 (e)	1,071,141	1,022,048
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5055% 6/10/35 (b)(e)	419,432	383,291
Class B6, 3.0055% 6/10/35 (b)(e)	391,829	362,785
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (e)	20,696	19,805
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5123% 4/25/33 (e)	93,251	93,033
TOTAL PRIVATE SPONSOR		26,949,799
U.S. Government Agency - 2.1%
Fannie Mae:
floater:
Series 2002-18 Class FD, 0.9553% 2/25/32 (e)	91,538	92,892
Series 2002-39 Class FD, 1.153% 3/18/32 (e)	141,511	144,303
Series 2002-60 Class FV, 1.1553% 4/25/32 (e)	185,960	190,141
Series 2002-63 Class FN, 1.1553% 10/25/32 (e)	254,359	259,781
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
floater:
Series 2002-7 Class FC, 0.9053% 1/25/32 (e)	$ 97,799	$ 99,932
Series 2002-94 Class FB, 0.5553% 1/25/18 (e)	171,196	171,818
Series 2003-118 Class S, 7.9448% 12/25/33 (e)(f)(h)	3,021,741	709,185
Series 2006-104 Class GI, 6.5248% 11/25/36 (e)(f)(h)	2,192,784	470,941
Series 2006-33 Class CF, 0.4553% 5/25/36 (e)	1,912,654	1,918,919
Series 2007-57 Class FA, 0.3853% 6/25/37 (e)	2,346,426	2,344,087
Series 2008-76 Class EF, 0.6553% 9/25/23 (e)	1,474,627	1,480,038
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	143,390	158,663
Series 1993-207 Class H, 6.5% 11/25/23	1,774,796	1,996,135
Series 1994-23 Class PZ, 6% 2/25/24	4,869,516	5,385,287
Series 1996-28 Class PK, 6.5% 7/25/25	585,137	658,427
Series 1999-17 Class PG, 6% 4/25/29	1,578,040	1,741,309
Series 1999-32 Class PL, 6% 7/25/29	1,376,690	1,522,822
Series 1999-33 Class PK, 6% 7/25/29	800,267	887,112
Series 2001-52 Class YZ, 6.5% 10/25/31	95,185	108,317
Series 2002-9 Class PC, 6% 3/25/17	32,813	34,198
Series 2003-28 Class KG, 5.5% 4/25/23	1,080,298	1,187,593
Series 2004-21 Class QE, 4.5% 11/25/32	212,378	221,316
Series 2005-102 Class CO, 11/25/35 (g)	812,704	759,375
Series 2005-73 Class SA, 17.1464% 8/25/35 (e)(h)	502,539	612,706
Series 2005-81 Class PC, 5.5% 9/25/35	946,559	1,107,708
Series 2006-105 Class MD, 5.5% 6/25/35	1,560,968	1,607,406
Series 2006-12 Class BO, 10/25/35 (g)	3,542,139	3,342,239
Series 2006-37 Class OW, 5/25/36 (g)	502,766	461,766
Series 2006-45 Class OP, 6/25/36 (g)	1,113,947	1,018,261
Series 2006-62 Class KP, 4/25/36 (g)	1,581,864	1,407,940
Series 2011-117 Class PF, 0.5053% 7/25/39 (e)	2,082,021	2,091,551
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	299,533	352,565
Series 1999-25 Class Z, 6% 6/25/29	1,176,375	1,332,897
Series 2001-20 Class Z, 6% 5/25/31	1,517,984	1,677,733
Series 2001-31 Class ZC, 6.5% 7/25/31	809,154	933,755
Series 2002-16 Class ZD, 6.5% 4/25/32	428,644	497,256
Series 2002-74 Class SV, 7.3948% 11/25/32 (e)(f)	1,791,438	343,501
Series 2002-79 Class Z, 5.5% 11/25/22	2,148,663	2,404,176
Series 2004-86 Class KC, 4.5% 5/25/19	597	597
Series 2010-50 Class FA, 0.5053% 1/25/24 (e)	202,076	202,096
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2012-67 Class AI, 4.5% 7/25/27 (f)	$ 5,777,175	$ 824,775
Series 06-116 Class SG, 6.4848% 12/25/36 (e)(f)(h)	1,507,869	254,147
Series 07-40 Class SE, 6.2848% 5/25/37 (e)(f)(h)	982,320	141,379
Series 1993-165 Class SH, 19.3607% 9/25/23 (e)(h)	71,067	93,427
Series 2003-21 Class SK, 7.9448% 3/25/33 (e)(f)(h)	273,615	64,394
Series 2003-35 Class TQ, 7.3448% 5/25/18 (e)(f)(h)	166,735	13,517
Series 2005-72 Class ZC, 5.5% 8/25/35	8,386,710	9,454,719
Series 2007-57 Class SA, 39.6885% 6/25/37 (e)(h)	702,410	1,352,170
Series 2007-66:
Class FB, 0.5553% 7/25/37 (e)	2,867,045	2,888,657
Class SA, 38.6685% 7/25/37 (e)(h)	1,063,633	2,162,223
Class SB, 38.6685% 7/25/37 (e)(h)	477,841	916,198
Series 2008-12 Class SG, 6.1948% 3/25/38 (e)(f)(h)	6,547,966	1,055,350
Series 2009-114 Class AI, 5% 12/25/23 (f)	1,569,729	87,128
Series 2009-16 Class SA, 6.0948% 3/25/24 (e)(f)(h)	1,143,424	61,719
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	771,963	45,110
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	734,777	59,775
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	1,092,255	85,913
Series 2010-112 Class SG, 6.2048% 6/25/21 (e)(f)(h)	1,017,039	88,113
Series 2010-12 Class AI, 5% 12/25/18 (f)	3,031,984	199,612
Series 2010-135 Class LS, 5.8948% 12/25/40 (e)(f)(h)	5,737,756	975,106
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	5,814,474	918,855
Series 2010-17 Class DI, 4.5% 6/25/21 (f)	747,509	48,042
Series 2010-23:
Class AI, 5% 12/25/18 (f)	1,323,631	82,504
Class HI, 4.5% 10/25/18 (f)	850,110	52,345
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	2,765,813	164,256
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	2,349,687	190,204
Series 2011-39 Class ZA, 6% 11/25/32	3,823,746	4,303,614
Series 2011-67 Class AI, 4% 7/25/26 (f)	1,775,755	205,800
Series 2011-83 Class DI, 6% 9/25/26 (f)	2,994,826	452,487
Series 2012-9 Class CS, 6.3948% 2/25/42 (e)(f)(h)	8,512,658	1,217,449
Series 2013-N1 Class A, 6.5648% 6/25/35 (e)(f)(h)	4,344,631	789,550
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (f)	492,622	31,003
Class 5, 5.5% 7/25/33 (f)	873,874	157,531
Series 343 Class 16, 5.5% 5/25/34 (f)	699,097	132,246
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities: - continued
Series 348 Class 14, 6.5% 8/25/34 (e)(f)	$ 490,418	$ 97,771
Series 351:
Class 12, 5.5% 4/25/34 (e)(f)	338,383	58,688
Class 13, 6% 3/25/34 (f)	448,474	90,131
Series 359 Class 19, 6% 7/25/35 (e)(f)	330,145	70,073
Series 384 Class 6, 5% 7/25/37 (f)	4,277,542	674,043
Freddie Mac:
floater:
Series 2412 Class FK, 0.9547% 1/15/32 (e)	74,539	75,566
Series 2423 Class FA, 1.0547% 3/15/32 (e)	107,322	109,292
Series 2424 Class FM, 1.1547% 3/15/32 (e)	128,832	131,576
Series 2432:
Class FE, 1.0547% 6/15/31 (e)	182,221	185,694
Class FG, 1.0547% 3/15/32 (e)	62,889	64,002
floater planned amortization class Series 3153 Class FX, 0.5047% 5/15/36 (e)	3,971,855	3,987,694
floater target amortization class Series 3366 Class FD, 0.4047% 5/15/37 (e)	4,594,317	4,588,868
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (g)	2,821,632	2,656,972
Series 2095 Class PE, 6% 11/15/28	1,645,527	1,826,445
Series 2101 Class PD, 6% 11/15/28	144,804	159,937
Series 2121 Class MG, 6% 2/15/29	679,146	751,361
Series 2131 Class BG, 6% 3/15/29	4,609,134	5,112,046
Series 2137 Class PG, 6% 3/15/29	706,856	782,417
Series 2154 Class PT, 6% 5/15/29	1,072,302	1,185,626
Series 2162 Class PH, 6% 6/15/29	284,457	313,670
Series 2356 Class GD, 6% 9/15/16	99,304	102,873
Series 2363 Class PF, 6% 9/15/16	111,181	114,761
Series 2425 Class JH, 6% 3/15/17	288,323	301,235
Series 2520 Class BE, 6% 11/15/32	1,550,047	1,715,725
Series 2585 Class KS, 7.4453% 3/15/23 (e)(f)(h)	114,202	18,032
Series 2590 Class YR, 5.5% 9/15/32 (f)	631	0
Series 2693 Class MD, 5.5% 10/15/33	4,232,913	4,762,331
Series 2802 Class OB, 6% 5/15/34	3,274,357	3,666,288
Series 2937 Class KC, 4.5% 2/15/20	4,697,624	4,959,494
Series 2962 Class BE, 4.5% 4/15/20	4,489,683	4,776,350
Series 3002 Class NE, 5% 7/15/35	3,902,144	4,343,832
Series 3110 Class OP, 9/15/35 (g)	2,078,594	1,949,100
Series 3119 Class PO, 2/15/36 (g)	3,056,662	2,719,838
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 3121 Class KO, 3/15/36 (g)	$ 678,472	$ 617,482
Series 3123 Class LO, 3/15/36 (g)	1,915,487	1,700,143
Series 3145 Class GO, 4/15/36 (g)	1,741,420	1,600,450
Series 3189 Class PD, 6% 7/15/36	3,350,381	3,873,697
Series 3225 Class EO, 10/15/36 (g)	1,210,691	1,094,064
Series 3258 Class PM, 5.5% 12/15/36	1,817,007	2,050,494
Series 3415 Class PC, 5% 12/15/37	1,775,798	1,918,904
Series 3786 Class HI, 4% 3/15/38 (f)	4,983,815	732,888
Series 3806 Class UP, 4.5% 2/15/41	9,273,194	10,084,806
Series 3832 Class PE, 5% 3/15/41	5,254,507	6,005,677
sequential payer:
Series 2135 Class JE, 6% 3/15/29	315,853	349,161
Series 2274 Class ZM, 6.5% 1/15/31	336,873	388,608
Series 2281 Class ZB, 6% 3/15/30	881,082	970,621
Series 2303 Class ZV, 6% 4/15/31	364,012	403,759
Series 2357 Class ZB, 6.5% 9/15/31	2,586,206	3,012,056
Series 2502 Class ZC, 6% 9/15/32	783,590	871,629
Series 2519 Class ZD, 5.5% 11/15/32	1,514,663	1,658,353
Series 2546 Class MJ, 5.5% 3/15/23	691,359	745,091
Series 2601 Class TB, 5.5% 4/15/23	322,735	360,592
Series 2998 Class LY, 5.5% 7/15/25	843,037	932,120
Series 3859 Class JB, 5% 5/15/41	15,071,074	17,017,270
Series 4302 Class DA, 3% 7/15/39	46,560,476	47,973,214
Series 06-3115 Class SM, 6.4453% 2/15/36 (e)(f)(h)	1,232,600	219,340
Series 2013-4281 Class AI, 4% 12/15/28 (f)	19,966,428	2,365,710
Series 2844:
Class SC, 45.7945% 8/15/24 (e)(h)	43,742	80,812
Class SD, 84.4389% 8/15/24 (e)(h)	64,353	162,103
Series 2935 Class ZK, 5.5% 2/15/35	10,386,604	11,936,220
Series 2947 Class XZ, 6% 3/15/35	3,994,051	4,527,510
Series 3055 Class CS, 6.4353% 10/15/35 (e)(f)	1,815,799	253,230
Series 3244 Class SG, 6.5053% 11/15/36 (e)(f)(h)	3,891,922	704,877
Series 3274 Class SM, 6.2753% 2/15/37 (e)(f)	2,129,682	287,417
Series 3284 Class CI, 5.9653% 3/15/37 (e)(f)	9,515,750	1,680,695
Series 3287 Class SD, 6.5953% 3/15/37 (e)(f)(h)	6,190,286	1,325,132
Series 3297 Class BI, 6.6053% 4/15/37 (e)(f)(h)	8,818,363	1,637,530
Series 3336 Class LI, 6.4253% 6/15/37 (e)(f)	3,444,619	532,137
Series 3772 Class BI, 4.5% 10/15/18 (f)	3,163,639	186,224
Series 3949 Class MK, 4.5% 10/15/34	3,223,690	3,507,424
Series 4181 Class LA, 3% 3/15/37	8,354,336	8,676,033
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
target amortization class Series 2156 Class TC, 6.25% 5/15/29	$ 965,465	$ 1,069,524
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.0547% 2/15/24 (e)	372,807	377,793
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	749,286	828,747
Series 2056 Class Z, 6% 5/15/28	1,263,065	1,397,896
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.5353% 6/16/37 (e)(f)(h)	1,715,073	311,712
Series 2010-H03 Class FA, 0.706% 3/20/60 (e)(i)	17,081,279	17,112,179
Series 2010-H17 Class FA, 0.482% 7/20/60 (e)(i)	1,937,604	1,928,441
Series 2010-H18 Class AF, 0.452% 9/20/60 (e)(i)	2,205,761	2,193,779
Series 2010-H19 Class FG, 0.452% 8/20/60 (e)(i)	2,769,872	2,755,400
Series 2010-H27 Series FA, 0.5352% 12/20/60 (e)(i)	4,431,373	4,421,327
Series 2011-H05 Class FA, 0.6552% 12/20/60 (e)(i)	7,290,647	7,312,468
Series 2011-H07 Class FA, 0.6552% 2/20/61 (e)(i)	13,371,575	13,366,320
Series 2011-H12 Class FA, 0.6452% 2/20/61 (e)(i)	18,171,257	18,218,666
Series 2011-H13 Class FA, 0.6552% 4/20/61 (e)(i)	7,059,033	7,080,323
Series 2011-H14:
Class FB, 0.6552% 5/20/61 (e)(i)	9,339,625	9,326,101
Class FC, 0.6552% 5/20/61 (e)(i)	7,505,757	7,495,196
Series 2011-H17 Class FA, 0.6852% 6/20/61 (e)(i)	9,943,412	9,986,129
Series 2011-H21 Class FA, 0.7552% 10/20/61 (e)(i)	11,004,588	11,080,377
Series 2012-H01 Class FA, 0.8552% 11/20/61 (e)(i)	9,204,434	9,306,566
Series 2012-H03 Class FA, 0.8552% 1/20/62 (e)(i)	5,788,851	5,853,148
Series 2012-H06 Class FA, 0.7852% 1/20/62 (e)(i)	8,856,076	8,928,554
Series 2012-H07 Class FA, 0.7852% 3/20/62 (e)(i)	5,447,107	5,489,992
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2012-H23 Class WA, 0.672% 10/20/62 (e)(i)	$ 1,452,302	$ 1,451,659
Series 2012-H26, Class CA, 0.682% 7/20/60 (e)(i)	20,397,846	20,499,223
Series 2013-H07 Class BA, 0.512% 3/20/63 (e)(i)	1,664,602	1,652,665
Series 2014-H03 Class FA, 0.752% 1/20/64 (e)(i)	8,411,682	8,487,160
Series 2014-H05 Class FB, 0.752% 12/20/63 (e)(i)	19,847,552	19,896,099
Series 2014-H11 Class BA, 0.652% 6/20/64 (e)(i)	7,133,589	7,153,456
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	1,491,384	1,666,474
Series 1997-8 Class PE, 7.5% 5/16/27	620,868	730,799
Series 2011-136 Class WI, 4.5% 5/20/40 (f)	3,809,722	622,736
sequential payer Series 2004-24 Class ZM, 5% 4/20/34	5,748,267	6,497,530
Series 2004-32 Class GS, 6.3453% 5/16/34 (e)(f)(h)	889,776	178,366
Series 2004-73 Class AL, 7.0453% 8/17/34 (e)(f)(h)	1,051,223	236,790
Series 2007-35 Class SC, 39.2718% 6/16/37 (e)(h)	75,695	148,646
Series 2010-H10 Class FA, 0.486% 5/20/60 (e)(i)	5,894,917	5,870,883
Series 2012-76 Class GS, 6.5453% 6/16/42 (e)(f)(h)	3,675,478	576,655
Series 2012-97 Class JS, 6.0953% 8/16/42 (e)(f)(h)	11,629,727	1,941,047
Series 2013-124:
Class ES, 8.46% 4/20/39 (e)(h)	8,466,918	9,773,628
Class ST, 8.5933% 8/20/39 (e)(h)	15,905,101	18,684,602
TOTAL U.S. GOVERNMENT AGENCY		518,210,322
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $519,972,264)		545,160,121
Commercial Mortgage Securities - 7.5%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4258% 2/14/43 (e)(f)	521,846	10,329
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7124% 5/10/45 (e)	346,318	349,834
Series 2006-3 Class A4, 5.889% 7/10/44	22,260,718	23,545,384
Series 2006-5 Class A2, 5.317% 9/10/47	2,948,516	2,949,170
Series 2006-6 Class A3, 5.369% 10/10/45	3,468,000	3,529,644
Series 2005-3 Class A3B, 5.09% 7/10/43 (e)	5,387,000	5,469,259
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage Trust: - continued
Series 2006-6 Class E, 5.619% 10/10/45 (b)	$ 1,002,000	$ 124,596
Series 2007-3:
Class A3, 5.5632% 6/10/49 (e)	2,081,253	2,090,850
Class A4, 5.5632% 6/10/49 (e)	3,615,000	3,911,951
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	18,500,552	19,935,270
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.4303% 12/25/33 (b)(e)	21,119	19,013
Series 2005-4A:
Class A2, 0.5453% 1/25/36 (b)(e)	730,217	634,966
Class B1, 1.5553% 1/25/36 (b)(e)	20,007	3,980
Class M1, 0.6053% 1/25/36 (b)(e)	235,463	138,419
Class M2, 0.6253% 1/25/36 (b)(e)	47,660	26,931
Class M3, 0.6553% 1/25/36 (b)(e)	103,263	55,531
Class M4, 0.7653% 1/25/36 (b)(e)	38,582	20,124
Class M5, 0.8053% 1/25/36 (b)(e)	38,582	15,330
Class M6, 0.8553% 1/25/36 (b)(e)	40,851	12,567
Series 2006-3A Class M4, 0.5853% 10/25/36 (b)(e)	28,054	3,031
Series 2007-1 Class A2, 0.4253% 3/25/37 (b)(e)	509,388	417,232
Series 2007-2A:
Class A1, 0.4253% 7/25/37 (b)(e)	1,103,390	937,001
Class A2, 0.4753% 7/25/37 (b)(e)	1,033,708	815,013
Class M1, 0.5253% 7/25/37 (b)(e)	316,735	94,859
Class M2, 0.5653% 7/25/37 (b)(e)	165,278	20,399
Class M3, 0.6453% 7/25/37 (b)(e)	142,439	9,638
Class M4, 0.8053% 7/25/37 (b)(e)	6,895	6
Series 2007-3:
Class A2, 0.4453% 7/25/37 (b)(e)	453,634	378,204
Class M1, 0.4653% 7/25/37 (b)(e)	180,385	135,745
Class M2, 0.4953% 7/25/37 (b)(e)	192,301	110,347
Class M3, 0.5253% 7/25/37 (b)(e)	310,230	117,594
Class M4, 0.6553% 7/25/37 (b)(e)	544,443	177,184
Class M5, 0.7553% 7/25/37 (b)(e)	236,218	41,824
Series 2007-4A:
Class M1, 1.102% 9/25/37 (b)(e)	163,556	28,695
Class M2, 1.202% 9/25/37 (b)(e)	80,536	8,234
Series 2006-3A, Class IO, 0% 10/25/36 (b)(e)(f)	11,764,170	1
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2007-5A, Class IO, 4.186% 10/25/37 (b)(e)(f)	$ 5,219,795	$ 155,010
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.7047% 3/15/22 (b)(e)	150,293	150,659
Class J, 0.8547% 3/15/22 (b)(e)	554,000	549,155
sequential payer:
Series 2007-PW15 Class A4, 5.331% 2/11/44	8,695,865	9,335,054
Series 2007-PW16 Class A4, 5.707% 6/11/40 (e)	2,484,000	2,710,290
Series 2007-PW18 Class A4, 5.7% 6/11/50	20,000,000	21,911,840
Series 2006-T22 Class A4, 5.5572% 4/12/38 (e)	205,765	214,316
Series 2007-PW18 Class X2, 0.2883% 6/11/50 (b)(e)(f)	87,998,888	332,988
Series 2007-T28 Class X2, 0.1356% 9/11/42 (b)(e)(f)	49,715,730	84,218
C-BASS Trust floater Series 2006-SC1 Class A, 0.422% 5/25/36 (b)(e)	340,664	324,624
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4532% 5/15/35 (b)(e)(f)	2,885,709	9,557
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 2.8% 12/15/16 (b)(e)	10,251,000	10,251,000
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	157,652	158,648
Class A4, 5.322% 12/11/49	123,188,500	131,256,361
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (e)	1,937,000	1,855,245
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0047% 4/15/17 (b)(e)	103,547	103,810
sequential payer Series 2006-C7 Class A1A, 5.7449% 6/10/46 (e)	56,433,899	59,585,055
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (e)	26,136	26,047
Series 2007-C3 Class A4, 5.7023% 6/15/39 (e)	33,007,900	35,497,587
Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	19,378,000	21,062,336
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5047% 4/15/22 (b)(e)	6,186,000	6,111,929
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.2117% 8/15/36 (e)(f)	35,829	4
Series 2001-CKN5 Class AX, 0% 9/15/34 (b)(e)(f)	5,603	0
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.4747% 2/15/22 (b)(e)	$ 43,131	$ 42,961
Series 2007-C1 Class B, 5.487% 2/15/40 (b)(e)	2,651,000	288,164
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5053% 4/25/19 (e)	6,278,628	6,281,962
sequential payer:
Series K033 Class A2, 3.06% 7/25/23	51,805,435	53,560,722
Series K034 Class A2, 3.531% 7/25/23	25,768,438	27,556,819
Series K716 Class A2, 3.132% 6/25/21	7,704,556	8,079,067
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	61,848,705	66,208,420
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	30,095,000	32,260,486
Series 2006-GG7 Class A4, 5.8188% 7/10/38 (e)	13,488,084	14,186,847
GS Mortgage Securities Corp. II Series 2006-GG6 Class A3, 5.4778% 4/10/38 (e)	1,199,941	1,198,927
GS Mortgage Securities Corp. Trust:
Series 2013-C, 2.974% 1/10/30 (b)	6,810,000	6,935,985
Series 2013-XA1, 1.331% 1/10/30 (b)(e)(f)	171,799,000	4,768,384
Series 2013-XB1, 0.6525% 1/10/30 (b)(e)(f)	120,531,000	2,310,350
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39 (e)	5,823,443	6,203,557
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)	5,290,000	5,385,833
Class DFX, 4.4065% 11/5/30 (b)	47,644,000	49,102,450
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.4347% 11/15/18 (b)(e)	132,562	131,208
Class F, 0.4847% 11/15/18 (b)(e)	320,945	312,016
Class G, 0.5147% 11/15/18 (b)(e)	279,111	269,294
Class H, 0.6547% 11/15/18 (b)(e)	214,234	205,381
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	37,925,649	40,383,117
Series 2006-CB17:
Class A3, 5.45% 12/12/43	28,952	28,909
Class A4, 5.429% 12/12/43	18,640,000	19,741,717
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	65,402,779	69,217,723
Series 2007-CB18 Class A4, 5.44% 6/12/47	15,185,934	16,325,699
Series 2007-CB19 Class A4, 5.7027% 2/12/49 (e)	47,976,000	52,108,590
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-LD11:
Class A2, 5.7707% 6/15/49 (e)	$ 70,843	$ 70,759
Class A4, 5.7857% 6/15/49 (e)	109,185,368	118,167,284
Series 2007-LDPX Class A3, 5.42% 1/15/49	26,011,736	28,016,876
Series 2006-LDP7 Class A4, 5.863% 4/15/45 (e)	28,290,000	29,711,686
Series 2007-CB20 Class A1A, 5.746% 2/12/51	78,594,950	86,577,367
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (e)	102,652	3,083
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9033% 7/15/44 (e)	1,403,000	1,531,588
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	780,000	829,102
Series 2006-C7 Class A2, 5.3% 11/15/38	894,941	914,870
Series 2007-C1 Class A4, 5.424% 2/15/40	44,007,096	47,393,575
Series 2007-C2 Class A3, 5.43% 2/15/40	3,799,941	4,101,371
Series 2007-C6 Class A4, 5.858% 7/15/40 (e)	3,711,900	3,933,041
Series 2007-C7 Class A3, 5.866% 9/15/45	49,039,131	54,310,249
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4135% 1/12/44 (b)(e)	1,509,000	1,462,316
Series 2007-C1:
Class A3, 5.8351% 6/12/50 (e)	3,344,531	3,354,160
Class A4, 5.8351% 6/12/50 (e)	54,971,000	60,224,084
Series 2008-C1 Class A4, 5.69% 2/12/51	3,508,874	3,856,484
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2743% 12/12/49 (e)	62,367	62,359
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (e)	3,140,000	3,332,221
Class ASB, 5.133% 12/12/49 (e)	471,492	481,976
Series 2007-5 Class A4, 5.378% 8/12/48	47,091,680	50,329,563
Series 2007-6:
Class A2, 5.331% 3/12/51	7,761,416	7,776,046
Class A4, 5.485% 3/12/51 (e)	24,350,000	26,338,275
Series 2007-7 Class A4, 5.7445% 6/12/50 (e)	6,069,000	6,603,564
Series 2007-9:
Class A4, 5.7% 9/12/49	185,000	201,815
Class ASB, 5.644% 9/12/49	6,514,621	6,517,937
Series 2006-4 Class XP, 0.6176% 12/12/49 (e)(f)	20,962,764	1,069
Series 2007-6 Class B, 5.635% 3/12/51 (e)	1,734,000	539,782
Series 2007-7 Class B, 5.7445% 6/12/50 (e)	1,295,000	56,941
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2007-8 Class A3, 5.8821% 8/12/49 (e)	$ 1,496,000	$ 1,638,647
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (b)(e)	291,739	259,852
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (b)(e)	6,487,000	6,418,601
Class D, 0.345% 10/15/20 (b)(e)	4,105,000	4,041,192
Class E, 0.405% 10/15/20 (b)(e)	8,181,000	8,012,930
Class F, 0.455% 10/15/20 (b)(e)	9,173,000	8,938,685
Class G, 0.495% 10/15/20 (b)(e)	505,000	488,313
Class H, 0.585% 10/15/20 (b)(e)	318,000	301,132
Class J, 0.735% 10/15/20 (b)(e)	183,596	164,678
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (e)	1,370,353	1,379,108
Series 2006-IQ11 Class A4, 5.6555% 10/15/42 (e)	428,837	443,750
Series 2006-T23 Class A3, 5.8051% 8/12/41 (e)	672,655	673,006
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (e)	2,601,000	2,815,091
Class AAB, 5.654% 4/15/49	2,420,913	2,484,449
Class B, 5.7208% 4/15/49 (e)	426,000	39,588
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (b)	1,201,629	1,254,260
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	241,148	89,323
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.513% 9/15/21 (b)(e)	164,738	161,496
Class J, 0.753% 9/15/21 (b)(e)	323,000	310,182
Series 2007-WHL8:
Class F, 0.6347% 6/15/20 (b)(e)	3,844,000	3,613,841
Class LXR1, 0.8547% 6/15/20 (b)(e)	212,275	204,872
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	21,594,952	23,177,862
Series 2007-C30 Class A5, 5.342% 12/15/43	80,574,818	86,431,092
Series 2007-C31 Class A4, 5.509% 4/15/47	82,313,867	88,071,722
Series 2007-C32 Class A3, 5.7164% 6/15/49 (e)	69,892,000	75,548,506
Series 2007-C33:
Class A4, 5.9413% 2/15/51 (e)	74,809,346	80,356,908
Class A5, 5.9413% 2/15/51 (e)	12,818,000	14,096,506
Series 2005-C19 Class B, 4.892% 5/15/44	1,734,000	1,755,881
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2005-C22:
Class B, 5.3645% 12/15/44 (e)	$ 3,845,000	$ 3,862,033
Class F, 5.3645% 12/15/44 (b)(e)	2,892,000	607,320
Series 2006-C27 Class A1A, 5.749% 7/15/45 (e)	54,478,297	58,045,209
Series 2007-C31 Class C, 5.6724% 4/15/47 (e)	4,147,000	4,022,947
Series 2007-C31A Class A2, 5.421% 4/15/47	1,365,990	1,366,629
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,799,151,183)		1,878,693,530
Municipal Securities - 2.3%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (e)	5,700,000	5,784,417
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	4,580,000	6,683,273
7.3% 10/1/39	39,940,000	57,992,081
7.5% 4/1/34	18,570,000	27,064,661
7.6% 11/1/40	39,105,000	60,078,185
7.625% 3/1/40	9,470,000	14,352,069
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	5,105,000	5,470,008
Series 2010 C1, 7.781% 1/1/35	28,545,000	33,374,814
Series 2012 B, 5.432% 1/1/42	7,305,000	6,827,326
6.314% 1/1/44	33,980,000	35,424,150
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	2,445,000	2,557,715
5.1% 6/1/33	126,140,000	124,239,070
Series 2010, 4.421% 1/1/15	9,780,000	9,811,981
Series 2010-1, 6.63% 2/1/35	21,560,000	23,934,187
Series 2010-3:
5.547% 4/1/19	655,000	714,598
6.725% 4/1/35	31,715,000	35,379,351
7.35% 7/1/35	14,750,000	17,233,310
Series 2011:
4.961% 3/1/16	2,090,000	2,186,391
5.365% 3/1/17	770,000	828,520
5.665% 3/1/18	22,165,000	24,410,093
Municipal Securities - continued
	Principal Amount	Value
Illinois Gen. Oblig.: - continued
Series 2011:
5.877% 3/1/19	$ 58,175,000	$ 64,678,383
Series 2013:
2.69% 12/1/17	6,955,000	7,010,153
3.14% 12/1/18	7,215,000	7,282,027
TOTAL MUNICIPAL SECURITIES (Cost $544,792,620)		573,316,763
Foreign Government and Government Agency Obligations - 0.8%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (b)	28,250,000	28,800,875
5.75% 9/26/23 (b)	25,847,000	27,462,438
Brazilian Federative Republic:
4.25% 1/7/25	26,790,000	27,124,875
5.625% 1/7/41	27,107,000	29,546,630
United Mexican States:
4% 10/2/23	64,192,000	67,481,840
4.75% 3/8/44	26,992,000	27,848,996
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $200,186,178)		208,265,654
Bank Notes - 0.1%

Discover Bank (Delaware) 3.2% 8/9/21	34,467,000	34,728,639
Fifth Third Bank 4.75% 2/1/15	2,013,000	2,026,968
TOTAL BANK NOTES (Cost $36,396,382)		36,755,607
Money Market Funds - 4.5%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $1,126,407,360)	1,126,407,360	1,126,407,360
Cash Equivalents - 0.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.09%, dated 11/28/14 due 12/1/14 (Collateralized by U.S. Government Obligations) # (Cost $63,506,000)	$ 63,506,476	$ 63,506,000
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $25,316,227,016)		26,140,806,058
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(970,487,208)
NET ASSETS - 100%		$ 25,170,318,850
TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 12/1/44	$ (54,000,000)	$ (54,590,626)
3% 12/1/44	(13,500,000)	(13,647,656)
4% 12/1/44	(12,200,000)	(13,028,265)
4.5% 12/1/44	(22,600,000)	(24,563,375)
4.5% 12/1/44	(2,800,000)	(3,043,250)
TOTAL FANNIE MAE		(108,873,172)
Freddie Mac
3% 12/1/44	(12,000,000)	(12,128,437)
Ginnie Mae
3.5% 12/1/44	(3,300,000)	(3,466,547)
TOTAL TBA SALE COMMITMENTS (Proceeds $123,102,250)		$ (124,468,156)
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid)(2)	Unrealized Appreciation/ (Depreciation)
CME	Dec. 2024	$ 47,900,000	3-month LIBOR	3%	$ (1,737,398)	$ 0	$ (1,737,398)
CME	Dec. 2044	49,200,000	3-month LIBOR	3.5%	(3,636,891)	0	(3,636,891)
TOTAL INTEREST RATE SWAPS					$ (5,374,289)	$ 0	$ (5,374,289)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,181,555,442 or 4.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $6,648,970.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$63,506,000 due 12/01/14 at 0.09%
Commerz Markets LLC	$ 63,506,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 249,678
Fidelity Mortgage Backed Securities Central Fund	9,430,603
Total	$ 9,680,281
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 4,712,836,075	$ -	$ 4,692,827,747	$ -	0.0%
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 9,085,011,097	$ -	$ 9,085,011,097	$ -
U.S. Government and Government Agency Obligations	7,032,259,069	-	7,032,259,069	-
U.S. Government Agency - Mortgage Securities	5,379,715,092	-	5,379,715,092	-
Asset-Backed Securities	211,715,765	-	210,462,804	1,252,961
Collateralized Mortgage Obligations	545,160,121	-	544,414,045	746,076
Commercial Mortgage Securities	1,878,693,530	-	1,877,572,356	1,121,174
Municipal Securities	573,316,763	-	573,316,763	-
Foreign Government and Government Agency Obligations	208,265,654	-	208,265,654	-
Bank Notes	36,755,607	-	36,755,607	-
Money Market Funds	1,126,407,360	1,126,407,360	-	-
Cash Equivalents	63,506,000	-	63,506,000	-
Total Investments in Securities:	$ 26,140,806,058	$ 1,126,407,360	$ 25,011,278,487	$ 3,120,211
Derivative Instruments:
Liabilities
Swaps	$ (5,374,289)	$ -	$ (5,374,289)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (124,468,156)	$ -	$ (124,468,156)	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $25,241,815,279. Net unrealized appreciation aggregated $898,990,779, of which $971,865,983 related to appreciated investment securities and $72,875,204 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Intermediate Bond Fund

November 30, 2014

1.813081.110

IBF-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 43.7%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 3.7%
Automobiles - 1.2%
Daimler Finance North America LLC:
1.25% 1/11/16 (b)	$ 8,000	$ 8,041
1.45% 8/1/16 (b)	2,380	2,397
2.25% 9/3/19 (b)	17,149	17,204
Volkswagen Group of America Finance LLC 2.125% 5/23/19 (b)	3,670	3,667
Volkswagen International Finance NV:
1.6% 11/20/17 (b)	4,220	4,236
2.375% 3/22/17 (b)	3,940	4,039
		39,584
Household Durables - 0.2%
Toll Brothers Finance Corp. 4% 12/31/18	5,175	5,214
Media - 2.0%
Comcast Corp.:
4.95% 6/15/16	2,432	2,585
5.15% 3/1/20	4,685	5,358
5.7% 5/15/18	355	403
COX Communications, Inc. 6.25% 6/1/18 (b)	4,000	4,556
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	4,504	4,607
5.875% 10/1/19	287	332
Discovery Communications LLC 3.25% 4/1/23	563	549
NBCUniversal, Inc. 5.15% 4/30/20	6,800	7,794
News America, Inc.:
5.3% 12/15/14	968	970
6.9% 3/1/19	5,426	6,429
Time Warner Cable, Inc.:
5.85% 5/1/17	4,293	4,723
6.75% 7/1/18	7,189	8,344
8.25% 4/1/19	2,550	3,153
Time Warner, Inc.:
3.15% 7/15/15	204	207
4.875% 3/15/20	5,060	5,590
5.875% 11/15/16	5,025	5,479
Viacom, Inc.:
3.5% 4/1/17	3,145	3,294
6.125% 10/5/17	3,071	3,450
		67,823
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.3%
AutoZone, Inc. 3.7% 4/15/22	$ 3,290	$ 3,396
Lowe's Companies, Inc. 4.625% 4/15/20	4,793	5,353
TJX Companies, Inc. 2.75% 6/15/21	3,201	3,225
		11,974
TOTAL CONSUMER DISCRETIONARY		124,595
CONSUMER STAPLES - 2.4%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	6,585	6,613
FBG Finance Ltd. 5.125% 6/15/15 (b)	3,800	3,892
Heineken NV:
1.4% 10/1/17 (b)	2,092	2,093
2.75% 4/1/23 (b)	2,186	2,114
PepsiCo, Inc. 7.9% 11/1/18	5,580	6,839
SABMiller Holdings, Inc.:
2.2% 8/1/18 (b)	3,580	3,602
2.45% 1/15/17 (b)	8,430	8,637
		33,790
Food & Staples Retailing - 0.3%
CVS Health Corp.:
2.25% 12/5/18	2,601	2,638
4.125% 5/15/21	4,367	4,740
Walgreen Co.:
1.8% 9/15/17	1,743	1,755
3.1% 9/15/22	2,519	2,510
		11,643
Food Products - 0.6%
Cargill, Inc.:
3.25% 11/15/21 (b)	4,000	4,160
6% 11/27/17 (b)	781	880
General Mills, Inc. 5.2% 3/17/15	3,350	3,396
Kraft Foods Group, Inc. 2.25% 6/5/17	4,150	4,232
Tyson Foods, Inc. 2.65% 8/15/19	3,500	3,544
William Wrigley Jr. Co. 2% 10/20/17 (b)	2,937	2,973
		19,185
Tobacco - 0.5%
Altria Group, Inc. 9.7% 11/10/18	3,287	4,220
Philip Morris International, Inc. 4.5% 3/26/20	6,800	7,560
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
3.25% 11/1/22	$ 2,145	$ 2,105
6.75% 6/15/17	3,818	4,292
		18,177
TOTAL CONSUMER STAPLES		82,795
ENERGY - 5.4%
Energy Equipment & Services - 0.6%
DCP Midstream LLC 5.35% 3/15/20 (b)	4,118	4,550
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	5,813
Halliburton Co. 6.15% 9/15/19	2,601	3,041
Nabors Industries, Inc. 2.35% 9/15/16	1,770	1,789
Noble Holding International Ltd. 2.5% 3/15/17	1,741	1,756
Petrofac Ltd. 3.4% 10/10/18 (b)	4,400	4,545
		21,494
Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp.:
5.95% 9/15/16	373	403
6.375% 9/15/17	3,957	4,444
BG Energy Capital PLC 2.875% 10/15/16 (b)	4,300	4,439
Boardwalk Pipelines LP 4.95% 12/15/24	4,140	4,213
BP Capital Markets PLC:
2.521% 1/15/20	3,410	3,433
3.2% 3/11/16	4,270	4,399
3.245% 5/6/22	4,160	4,147
Canadian Natural Resources Ltd. 3.9% 2/1/25	3,400	3,459
Cenovus Energy, Inc. 5.7% 10/15/19	4,250	4,823
Continental Resources, Inc. 3.8% 6/1/24	5,100	4,886
DCP Midstream Operating LP:
2.5% 12/1/17	1,922	1,963
2.7% 4/1/19	1,120	1,117
3.875% 3/15/23	3,530	3,476
Devon Energy Corp. 2.25% 12/15/18	3,355	3,362
Duke Energy Field Services 5.375% 10/15/15 (b)	1,581	1,640
El Paso Natural Gas Co. 5.95% 4/15/17	178	195
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,584
Enterprise Products Operating LP:
2.55% 10/15/19	693	694
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP: - continued
4.05% 2/15/22	$ 4,350	$ 4,605
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	170	184
Kinder Morgan Energy Partners LP 2.65% 2/1/19	4,636	4,626
Kinder Morgan Holding Co. LLC 2% 12/1/17	1,246	1,249
Marathon Petroleum Corp. 3.5% 3/1/16	5,906	6,074
Petro-Canada 6.05% 5/15/18	1,874	2,136
Petrobras Global Finance BV:
3.25% 3/17/17	4,220	4,165
4.375% 5/20/23	3,700	3,417
Petrobras International Finance Co. Ltd. 5.75% 1/20/20	5,269	5,401
Petroleos Mexicanos:
3.125% 1/23/19	521	534
3.5% 1/30/23	3,205	3,098
4.875% 1/24/22	4,300	4,580
4.875% 1/18/24	3,680	3,864
Phillips 66 Co. 2.95% 5/1/17	8,400	8,695
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,551	2,613
5.75% 1/15/20	6,268	7,208
Schlumberger Investment SA 1.25% 8/1/17 (b)	6,000	6,004
Southeast Supply Header LLC 4.25% 6/15/24 (b)	3,066	3,195
Spectra Energy Capital, LLC 5.65% 3/1/20	237	266
Suncor Energy, Inc. 6.1% 6/1/18	5,571	6,368
The Williams Companies, Inc.:
3.7% 1/15/23	1,003	944
4.55% 6/24/24	4,547	4,497
Total Capital International SA 2.125% 1/10/19	8,195	8,266
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,717	1,843
Western Gas Partners LP:
2.6% 8/15/18	3,512	3,573
5.375% 6/1/21	4,300	4,801
Williams Partners LP 4.3% 3/4/24	4,990	5,146
		163,029
TOTAL ENERGY		184,523
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 21.7%
Banks - 10.2%
Australia & New Zealand Banking Group Ltd.:
1.45% 5/15/18	$ 3,890	$ 3,862
1.875% 10/6/17	4,100	4,159
Bank of America Corp.:
2% 1/11/18	3,000	3,021
2.65% 4/1/19	7,598	7,706
3.875% 3/22/17	326	344
4.2% 8/26/24	3,440	3,510
4.25% 10/22/26	3,412	3,433
5.75% 12/1/17	6,840	7,613
5.875% 1/5/21	5,905	6,861
Bank of America NA:
1.25% 2/14/17	5,292	5,297
5.3% 3/15/17	1,267	1,372
Bank of Montreal 2.5% 1/11/17	4,210	4,335
Bank of Nova Scotia 2.8% 7/21/21	3,440	3,456
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.65% 2/26/18 (b)	4,760	4,723
Barclays Bank PLC 2.5% 2/20/19	2,100	2,131
Barclays PLC 2.75% 11/8/19	2,863	2,874
BNP Paribas 2.375% 9/14/17	6,400	6,543
BNP Paribas SA 2.45% 3/17/19	3,370	3,418
BPCE SA 1.625% 2/10/17	4,965	4,993
Capital One Bank NA 2.25% 2/13/19	6,545	6,546
Capital One NA 2.95% 7/23/21	3,430	3,428
CIT Group, Inc. 3.875% 2/19/19	7,345	7,380
Citigroup, Inc.:
1.75% 5/1/18	6,000	5,974
2.55% 4/8/19	11,680	11,838
6.125% 5/15/18	100	114
Comerica, Inc. 2.125% 5/23/19	2,052	2,048
Commonwealth Bank of Australia:
1.125% 3/13/17	5,000	5,005
2.25% 3/13/19	8,340	8,416
2.3% 9/6/19	3,440	3,469
Credit Suisse AG 6% 2/15/18	9,794	10,987
Credit Suisse New York Branch 3% 10/29/21	3,500	3,500
Discover Bank 2% 2/21/18	8,400	8,406
Fifth Third Bancorp:
2.3% 3/1/19	1,841	1,855
4.5% 6/1/18	440	476
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
First Niagara Financial Group, Inc. 6.75% 3/19/20	$ 4,283	$ 4,807
HBOS PLC 6.75% 5/21/18 (b)	3,004	3,376
HSBC Bank PLC 1.5% 5/15/18 (b)	3,890	3,863
HSBC Holdings PLC:
4% 3/30/22	3,778	4,042
5.1% 4/5/21	4,270	4,846
HSBC U.S.A., Inc. 2.625% 9/24/18	1,804	1,858
Huntington Bancshares, Inc. 7% 12/15/20	1,204	1,451
Huntington National Bank 2.2% 4/1/19	4,985	4,989
Intesa Sanpaolo SpA 2.375% 1/13/17	6,760	6,850
JPMorgan Chase & Co.:
2.35% 1/28/19	16,470	16,678
3.875% 9/10/24	5,168	5,221
4.5% 1/24/22	4,210	4,621
JPMorgan Chase Bank 6% 10/1/17	12,071	13,525
KeyBank NA 1.65% 2/1/18	2,625	2,628
KeyCorp. 5.1% 3/24/21	4,303	4,844
Marshall & Ilsley Bank 5% 1/17/17	5,254	5,611
Mitsubishi UFJ Trust & Banking Corp. 2.45% 10/16/19 (b)	5,070	5,092
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (b)	7,500	7,476
Nordea Bank AB:
0.875% 5/13/16 (b)	5,850	5,858
2.375% 4/4/19 (b)	3,360	3,412
PNC Bank NA 2.2% 1/28/19	3,285	3,314
Rabobank Nederland New York Branch 2.25% 1/14/19	6,560	6,665
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	1,271	1,309
Regions Bank 7.5% 5/15/18	6,078	7,100
Regions Financial Corp.:
2% 5/15/18	3,910	3,888
5.75% 6/15/15	31	32
Royal Bank of Canada 1.5% 1/16/18	8,080	8,077
Royal Bank of Scotland Group PLC 5.125% 5/28/24	5,130	5,231
Sumitomo Mitsui Banking Corp. 2.45% 1/10/19	4,000	4,047
SunTrust Bank 2.75% 5/1/23	4,300	4,176
SunTrust Banks, Inc. 3.5% 1/20/17	9,273	9,726
The Toronto Dominion Bank 2.625% 9/10/18	5,842	6,003
Wachovia Bank NA 6% 11/15/17	5,655	6,405
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Wells Fargo & Co.:
2.15% 1/15/19	$ 5,077	$ 5,122
3% 1/22/21	6,034	6,180
		347,416
Capital Markets - 2.8%
BlackRock, Inc. 4.25% 5/24/21	3,460	3,804
Deutsche Bank AG London Branch 2.5% 2/13/19	8,876	9,046
Goldman Sachs Group, Inc.:
2.375% 1/22/18	4,020	4,092
2.625% 1/31/19	7,920	8,021
5.95% 1/18/18	10,163	11,402
6.15% 4/1/18	3,044	3,447
Lazard Group LLC:
4.25% 11/14/20	1,723	1,834
6.85% 6/15/17	4,983	5,602
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	1,406	1,581
6.875% 4/25/18	5,859	6,796
Morgan Stanley:
2.125% 4/25/18	3,910	3,928
2.375% 7/23/19	3,430	3,424
2.5% 1/24/19	9,985	10,102
5.45% 1/9/17	1,019	1,105
5.625% 9/23/19	933	1,063
5.75% 1/25/21	4,378	5,049
5.95% 12/28/17	2,475	2,779
6.625% 4/1/18	653	751
7.3% 5/13/19	3,668	4,406
UBS AG Stamford Branch 2.375% 8/14/19	5,170	5,210
		93,442
Consumer Finance - 1.5%
American Express Credit Corp. 2.125% 3/18/19	5,000	5,021
Capital One Financial Corp.:
2.45% 4/24/19	2,760	2,771
3.15% 7/15/16	4,360	4,501
Discover Financial Services:
3.85% 11/21/22	196	199
5.2% 4/27/22	710	784
6.45% 6/12/17	2,977	3,316
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC:
1.7% 5/9/16	$ 4,000	$ 4,031
4.25% 9/20/22	4,080	4,317
General Electric Capital Corp.:
1.6% 11/20/17	11,000	11,111
6.375% 11/15/67 (d)	5,670	6,112
Hyundai Capital America:
2.125% 10/2/17 (b)	1,463	1,478
2.55% 2/6/19 (b)	2,513	2,532
2.875% 8/9/18 (b)	1,665	1,709
Synchrony Financial:
1.875% 8/15/17	822	826
3% 8/15/19	1,208	1,226
		49,934
Diversified Financial Services - 0.2%
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	5,000	5,061
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	2,383	2,439
		7,500
Insurance - 2.6%
AIA Group Ltd. 2.25% 3/11/19 (b)	743	742
American International Group, Inc. 4.875% 6/1/22	4,038	4,524
Aon Corp.:
3.5% 9/30/15	6,239	6,386
5% 9/30/20	4,000	4,497
Axis Capital Holdings Ltd. 5.75% 12/1/14	617	617
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	1,929	1,999
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	1,889	2,127
5.375% 3/15/17	149	162
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	4,280	4,704
Marsh & McLennan Companies, Inc.:
2.55% 10/15/18	3,559	3,638
4.8% 7/15/21	2,565	2,855
Metropolitan Life Global Funding I:
1.5% 1/10/18 (b)	9,444	9,458
2.3% 4/10/19 (b)	8,370	8,442
Pacific LifeCorp 6% 2/10/20 (b)	2,213	2,535
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.:
3.5% 5/15/24	$ 3,345	$ 3,365
4.5% 11/15/20	4,820	5,280
Symetra Financial Corp. 6.125% 4/1/16 (b)	6,640	7,036
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	4,303	4,599
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)	980	987
Unum Group:
4% 3/15/24	3,330	3,407
5.625% 9/15/20	5,021	5,761
7.125% 9/30/16	4,802	5,320
		88,441
Real Estate Investment Trusts - 2.0%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	723	721
4.6% 4/1/22	1,262	1,343
AvalonBay Communities, Inc.:
3.625% 10/1/20	1,583	1,657
4.2% 12/15/23	6,745	7,145
Boston Properties, Inc. 3.85% 2/1/23	3,900	4,044
Camden Property Trust 4.25% 1/15/24	2,807	2,964
DDR Corp.:
4.625% 7/15/22	1,318	1,411
4.75% 4/15/18	1,990	2,157
7.5% 4/1/17	2,748	3,105
Duke Realty LP:
3.625% 4/15/23	1,976	1,984
3.875% 10/15/22	3,009	3,096
6.75% 3/15/20	291	345
8.25% 8/15/19	57	71
Equity One, Inc.:
3.75% 11/15/22	8,200	8,236
6% 9/15/17	3,451	3,816
6.25% 1/15/17	545	594
Federal Realty Investment Trust:
5.9% 4/1/20	42	49
6.2% 1/15/17	685	757
HCP, Inc. 4.25% 11/15/23	5,100	5,325
Health Care REIT, Inc. 2.25% 3/15/18	1,651	1,671
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust:
5.75% 11/1/15	$ 1,526	$ 1,552
6.25% 6/15/17	1,361	1,475
6.65% 1/15/18	792	873
Kimco Realty Corp. 3.2% 5/1/21	5,040	5,104
Lexington Corporate Properties Trust 4.4% 6/15/24	1,190	1,220
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (b)	1,111	1,116
4.95% 4/1/24	1,104	1,131
Simon Property Group LP 2.2% 2/1/19	3,118	3,154
		66,116
Real Estate Management & Development - 2.4%
BioMed Realty LP:
3.85% 4/15/16	8,587	8,899
6.125% 4/15/20	1,521	1,747
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,106	4,136
5.7% 5/1/17	2,338	2,537
Corporate Office Properties LP 3.7% 6/15/21	2,256	2,256
ERP Operating LP:
4.625% 12/15/21	3,194	3,522
4.75% 7/15/20	2,996	3,335
Essex Portfolio LP:
3.875% 5/1/24	2,403	2,461
5.5% 3/15/17	3,558	3,880
Liberty Property LP:
4.125% 6/15/22	1,971	2,056
4.75% 10/1/20	7,111	7,753
5.125% 3/2/15	1,250	1,264
5.5% 12/15/16	1,941	2,099
6.625% 10/1/17	2,744	3,101
Mack-Cali Realty LP:
2.5% 12/15/17	2,891	2,926
4.5% 4/18/22	1,234	1,253
7.75% 8/15/19	539	643
Mid-America Apartments LP 4.3% 10/15/23	696	733
Post Apartment Homes LP 3.375% 12/1/22	2,705	2,679
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	2,195	2,353
Regency Centers LP:
3.75% 6/15/24	2,349	2,379
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP: - continued
5.25% 8/1/15	$ 3,106	$ 3,197
5.875% 6/15/17	1,727	1,917
Tanger Properties LP:
3.75% 12/1/24	2,350	2,365
6.125% 6/1/20	4,208	4,911
6.15% 11/15/15	4,191	4,406
Ventas Realty LP 1.25% 4/17/17	1,643	1,640
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	2,589	2,601
		83,049
TOTAL FINANCIALS		735,898
HEALTH CARE - 1.8%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	3,264	3,616
Celgene Corp. 2.45% 10/15/15	472	479
		4,095
Health Care Providers & Services - 1.3%
Aetna, Inc. 2.75% 11/15/22	2,041	1,982
Coventry Health Care, Inc. 5.95% 3/15/17	1,930	2,126
Express Scripts Holding Co. 2.25% 6/15/19	5,140	5,133
Express Scripts, Inc. 3.125% 5/15/16	3,905	4,031
McKesson Corp. 2.284% 3/15/19	3,330	3,334
Medco Health Solutions, Inc. 2.75% 9/15/15	8,204	8,333
UnitedHealth Group, Inc.:
1.4% 10/15/17	840	844
2.75% 2/15/23	684	671
3.875% 10/15/20	5,296	5,687
WellPoint, Inc.:
3.125% 5/15/22	4,290	4,285
4.35% 8/15/20	5,502	6,011
		42,437
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
3.3% 2/15/22	3,414	3,444
4.15% 2/1/24	918	969
		4,413
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.3%
AbbVie, Inc. 2.9% 11/6/22	$ 4,110	$ 4,020
Bayer U.S. Finance LLC:
2.375% 10/8/19 (b)	2,417	2,431
3% 10/8/21 (b)	1,764	1,784
Perrigo Co. PLC 1.3% 11/8/16	911	910
Perrigo Finance PLC 3.5% 12/15/21	833	839
Zoetis, Inc. 3.25% 2/1/23	1,553	1,517
		11,501
TOTAL HEALTH CARE		62,446
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	2,162	2,213
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	1,608	1,677
6.795% 2/2/20	67	70
6.9% 7/2/19	626	659
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,452	1,553
8.36% 1/20/19	1,092	1,201
		5,160
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	1,596	1,608
Industrial Conglomerates - 0.5%
Covidien International Finance SA 6% 10/15/17	3,234	3,645
General Electric Co.:
2.7% 10/9/22	3,340	3,325
3.375% 3/11/24	5,802	6,013
Roper Industries, Inc. 2.05% 10/1/18	5,730	5,719
		18,702
Machinery - 0.3%
Deere & Co. 2.6% 6/8/22	8,200	8,123
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	924	926
		9,049
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.45% 9/15/21	4,262	4,466
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3.875% 4/1/21	$ 3,200	$ 3,212
4.75% 3/1/20	2,913	3,110
		6,322
TOTAL INDUSTRIALS		47,520
INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.2%
Cisco Systems, Inc. 2.125% 3/1/19	6,640	6,687
Electronic Equipment & Components - 0.1%
Amphenol Corp. 3.125% 9/15/21	1,119	1,134
Tyco Electronics Group SA:
2.375% 12/17/18	685	696
6.55% 10/1/17	2,606	2,959
		4,789
IT Services - 0.2%
MasterCard, Inc. 3.375% 4/1/24	4,969	5,102
Software - 0.2%
Oracle Corp. 3.875% 7/15/20	6,900	7,469
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
1% 5/3/18	11,730	11,564
2.85% 5/6/21	5,040	5,168
		16,732
TOTAL INFORMATION TECHNOLOGY		40,779
MATERIALS - 1.2%
Chemicals - 0.5%
Albemarle Corp. 3% 12/1/19	4,421	4,449
Ecolab, Inc. 1.45% 12/8/17	2,207	2,201
The Dow Chemical Co. 4.125% 11/15/21	4,063	4,339
The Mosaic Co. 4.25% 11/15/23	5,095	5,329
		16,318
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	2,372	2,572
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - 0.6%
Anglo American Capital PLC:
4.125% 4/15/21 (b)	$ 3,440	$ 3,501
9.375% 4/8/19 (b)	3,822	4,838
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (b)	4,300	4,451
Freeport-McMoRan, Inc. 3.875% 3/15/23	5,260	5,174
Vale Overseas Ltd. 6.25% 1/23/17	3,005	3,263
		21,227
TOTAL MATERIALS		40,117
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.9%
British Telecommunications PLC:
1.625% 6/28/16	2,146	2,167
2.35% 2/14/19	1,992	2,001
CenturyLink, Inc. 6.15% 9/15/19	3,860	4,188
Deutsche Telekom International Financial BV 3.125% 4/11/16 (b)	6,407	6,598
Telefonica Emisiones S.A.U. 3.729% 4/27/15	8,664	8,765
Verizon Communications, Inc.:
1.1% 11/1/17	4,120	4,082
5.15% 9/15/23	4,000	4,497
		32,298
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV 2.375% 9/8/16	4,330	4,422
Rogers Communications, Inc. 4.1% 10/1/23	3,500	3,695
Vodafone Group PLC 1.5% 2/19/18	4,000	3,971
		12,088
TOTAL TELECOMMUNICATION SERVICES		44,386
UTILITIES - 3.6%
Electric Utilities - 1.9%
AmerenUE 6.4% 6/15/17	3,867	4,332
Commonwealth Edison Co. 4% 8/1/20	4,400	4,770
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (b)	369	435
Edison International 3.75% 9/15/17	2,938	3,120
FirstEnergy Corp.:
2.75% 3/15/18	3,372	3,407
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.: - continued
4.25% 3/15/23	$ 4,000	$ 4,066
LG&E and KU Energy LLC 3.75% 11/15/20	19	20
Nevada Power Co.:
6.5% 5/15/18	6,784	7,880
6.5% 8/1/18	2,033	2,372
Northeast Utilities:
1.45% 5/1/18	1,030	1,018
2.8% 5/1/23	4,679	4,527
Pacific Gas & Electric Co.:
3.25% 9/15/21	662	679
3.25% 6/15/23	3,750	3,780
Pennsylvania Electric Co. 6.05% 9/1/17	844	942
Pepco Holdings, Inc. 2.7% 10/1/15	3,115	3,160
PPL Capital Funding, Inc. 4.2% 6/15/22	4,268	4,542
Progress Energy, Inc. 4.4% 1/15/21	4,958	5,426
Tampa Electric Co. 5.4% 5/15/21	1,635	1,912
TECO Finance, Inc.:
4% 3/15/16	1,147	1,193
5.15% 3/15/20	1,709	1,923
Virginia Electric & Power Co. 3.45% 2/15/24	4,960	5,104
Wisconsin Electric Power Co. 2.95% 9/15/21	768	787
		65,395
Gas Utilities - 0.2%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,369
Texas Eastern Transmission LP 6% 9/15/17 (b)	5,603	6,286
		7,655
Multi-Utilities - 1.5%
Ameren Illinois Co. 6.125% 11/15/17	455	519
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	5,130
Dominion Resources, Inc.:
2.5331% 9/30/66 (d)	4,542	4,268
7.5% 6/30/66 (d)	4,221	4,495
MidAmerican Energy Holdings, Co. 2% 11/15/18	3,752	3,773
National Grid PLC 6.3% 8/1/16	1,843	2,005
NiSource Finance Corp.:
3.85% 2/15/23	4,300	4,512
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.25% 9/15/17	$ 2,656	$ 2,929
5.45% 9/15/20	313	358
6.4% 3/15/18	1,717	1,968
PG&E Corp. 2.4% 3/1/19	489	492
San Diego Gas & Electric Co. 3% 8/15/21	4,615	4,737
Sempra Energy:
2.3% 4/1/17	9,715	9,948
2.875% 10/1/22	1,677	1,629
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	3,383	3,452
		50,215
TOTAL UTILITIES		123,265
TOTAL NONCONVERTIBLE BONDS (Cost $1,414,303)		1,486,324
U.S. Government and Government Agency Obligations - 35.9%

U.S. Government Agency Obligations - 3.9%
Fannie Mae:
1.75% 11/26/19	47,950	48,064
1.875% 9/18/18	30,174	30,797
Federal Home Loan Bank 0.875% 5/24/17	18,920	18,952
Freddie Mac:
0.75% 1/12/18	17,853	17,683
1% 9/29/17	17,110	17,114
1.25% 5/12/17	612	618
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		133,228
U.S. Treasury Obligations - 32.0%
U.S. Treasury Notes:
0.625% 12/15/16	88,800	89,008
0.75% 6/30/17	22,717	22,708
0.875% 4/30/17 (c)	89,450	89,883
0.875% 5/15/17	891	895
0.875% 1/31/18	22,749	22,667
1% 5/31/18	114,760	114,357
1.5% 12/31/18	21,300	21,468
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.5% 1/31/19	$ 18,618	$ 18,750
1.625% 4/30/19	179,918	181,773
1.625% 6/30/19	258,300	260,567
2.25% 3/31/21	125,464	128,650
2.375% 8/15/24	134,140	136,299
TOTAL U.S. TREASURY OBLIGATIONS		1,087,025
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,206,325)		1,220,253
U.S. Government Agency - Mortgage Securities - 2.0%

Fannie Mae - 1.0%
2.288% 11/1/36 (d)	804	859
2.364% 12/1/33 (d)	3,359	3,569
2.372% 7/1/35 (d)	417	443
2.387% 4/1/35 (d)	2,016	2,160
2.542% 6/1/42 (d)	540	559
2.96% 11/1/40 (d)	310	325
2.982% 9/1/41 (d)	355	373
3.059% 10/1/41 (d)	175	184
3.177% 1/1/40 (d)	1,354	1,445
3.236% 7/1/41 (d)	590	623
3.325% 10/1/41 (d)	284	298
3.328% 3/1/40 (d)	807	843
3.5% 1/1/26	2,079	2,215
3.556% 7/1/41 (d)	595	631
3.605% 3/1/40 (d)	1,302	1,396
3.611% 12/1/39 (d)	363	390
5.5% 9/1/17 to 6/1/36	12,783	14,071
6.5% 6/1/15 to 8/1/36	4,049	4,694
7% 7/1/25 to 2/1/32	15	17
7.5% 11/1/22 to 8/1/29	200	232
TOTAL FANNIE MAE		35,327
Freddie Mac - 0.9%
3% 8/1/21	3,949	4,138
3.239% 4/1/41 (d)	359	378
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.24% 9/1/41 (d)	$ 356	$ 375
3.299% 6/1/41 (d)	443	466
3.476% 5/1/41 (d)	385	406
3.566% 4/1/40 (d)	932	977
3.621% 6/1/41 (d)	600	636
3.629% 2/1/40 (d)	1,329	1,394
3.633% 4/1/40 (d)	770	827
3.707% 5/1/41 (d)	489	516
4.5% 8/1/18	2,216	2,331
5% 3/1/19	3,091	3,267
5.5% 3/1/34 to 7/1/35	12,694	14,271
7.5% 7/1/27 to 1/1/33	53	63
TOTAL FREDDIE MAC		30,045
Ginnie Mae - 0.1%
7% 1/15/28 to 11/15/32	2,388	2,807
7.5% 3/15/28	4	5
8% 7/15/17 to 5/15/22	252	268
TOTAL GINNIE MAE		3,080
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $66,226)		68,452
Asset-Backed Securities - 4.5%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.622% 4/25/35 (d)	299	259
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8053% 3/25/34 (d)	235	232
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	2,004	2,021
Series 2012-5 Class A, 1.54% 9/15/19	8,500	8,505
Series 2014-4 Class A2, 1.43% 6/17/19	6,850	6,863
American Express Credit Account Master Trust:
Series 2013-3 Class A, 0.98% 5/15/19	6,251	6,269
Series 2014-3 Class A, 1.49% 4/15/20	12,338	12,406
AmeriCredit Automobile Receivables Trust Series 2013-5 Class A3, 0.9% 9/10/18	4,923	4,929
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2045% 12/25/33 (d)	$ 24	$ 22
Series 2004-R2 Class M3, 0.977% 4/25/34 (d)	40	30
Series 2005-R2 Class M1, 0.6053% 4/25/35 (d)	154	154
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9345% 3/25/34 (d)	22	20
Series 2004-W11 Class M2, 1.2053% 11/25/34 (d)	253	242
Series 2004-W7 Class M1, 0.977% 5/25/34 (d)	968	933
Series 2006-W4 Class A2C, 0.3153% 5/25/36 (d)	533	187
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.9803% 4/25/34 (d)	826	753
Series 2006-HE2 Class M1, 0.522% 3/25/36 (d)	20	2
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.2803% 2/25/35 (d)	1,837	1,607
Capital One Multi-Asset Execution Trust:
Series 2013-A3 Class A3, 0.96% 9/16/19	9,503	9,519
Series 2014-A5 Class A, 1.48% 7/15/20	10,190	10,255
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2953% 12/25/36 (d)	812	604
CFC LLC Series 2013-2A Class A, 1.75% 11/15/17 (b)	1,491	1,496
Chase Issuance Trust Series 2014-A7 Class A, 1.45% 11/15/19	8,520	8,520
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6103% 4/25/34 (d)	35	24
Series 2004-4 Class M2, 0.9503% 6/25/34 (d)	65	60
Discover Card Master Trust Series 2014-A5 Class A, 1.39% 4/15/20	11,890	11,883
Fannie Mae Series 2004-T5 Class AB3, 0.9166% 5/28/35 (d)	18	16
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.327% 8/25/34 (d)	208	185
Ford Credit Auto Owner Trust Series 2014-2 Class A, 2.31% 4/15/26 (b)	12,535	12,633
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	8,690	8,846
Series 2012-5 Class A, 1.49% 9/15/19	8,350	8,360
Series 2013-1 Class A1, 0.85% 1/15/18	8,690	8,712
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.8903% 1/25/35 (d)	427	347
Class M4, 1.1753% 1/25/35 (d)	157	92
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6129% 2/25/47 (b)(d)	907	778
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust:
Series 2003-1 Class A, 0.5847% 4/15/31 (b)(d)	$ 23	$ 22
Series 2006-2A:
Class A, 0.3347% 11/15/34 (b)(d)	771	733
Class B, 0.4347% 11/15/34 (b)(d)	279	257
Class C, 0.5347% 11/15/34 (b)(d)	463	405
Class D, 0.9047% 11/15/34 (b)(d)	176	152
GE Capital Credit Card Master Note Trust Series 2012-5 Class A, 0.95% 6/15/18	4,208	4,217
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)	240	10
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.4753% 8/25/33 (d)	214	202
Series 2003-3 Class M1, 1.4453% 8/25/33 (d)	224	216
Series 2003-5 Class A2, 0.8553% 12/25/33 (d)	15	14
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3453% 1/25/37 (d)	766	491
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.452% 7/25/36 (d)	151	64
Series 2007-CH1 Class AV4, 0.282% 11/25/36 (d)	441	437
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5636% 12/27/29 (d)	101	101
Series 2006-A Class 2C, 1.3836% 3/27/42 (d)	2,280	390
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4553% 5/25/37 (d)	208	2
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9053% 7/25/34 (d)	94	73
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1303% 7/25/34 (d)	320	292
Series 2006-FM1 Class A2B, 0.262% 4/25/37 (d)	332	302
Series 2006-OPT1 Class A1A, 0.6753% 6/25/35 (d)	1,160	1,106
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8353% 8/25/34 (d)	26	24
Series 2004-HE7 Class B3, 5.4053% 8/25/34 (d)	186	12
Series 2005-NC1 Class M1, 0.8153% 1/25/35 (d)	168	158
Series 2005-NC2 Class B1, 1.9103% 3/25/35 (d)	110	3
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6653% 9/25/35 (d)	642	553
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0303% 9/25/34 (d)	240	214
Class M4, 2.3303% 9/25/34 (d)	308	192
Series 2005-WCH1 Class M4, 0.9853% 1/25/36 (d)	665	573
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9553% 4/25/33 (d)	$ 2	$ 2
Santander Drive Auto Receivables Trust:
Series 2013-4 Class B, 2.16% 1/15/20	1,940	1,971
Series 2014-4 Class B, 1.82% 5/15/19	3,216	3,230
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.947% 3/25/35 (d)	413	376
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1841% 6/15/33 (d)	380	367
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8803% 9/25/34 (d)	33	27
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0153% 9/25/34 (d)	168	149
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7912% 4/6/42 (b)(d)	1,820	946
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A4, 1.16% 3/20/20	4,957	4,941
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0336% 10/25/44 (b)(d)	806	813
TOTAL ASSET-BACKED SECURITIES (Cost $145,429)		151,801
Collateralized Mortgage Obligations - 2.3%

Private Sponsor - 0.7%
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.255% 12/20/54 (d)	151	149
Series 2006-1A:
Class A5, 0.295% 12/20/54 (b)(d)	4,721	4,679
Class C2, 1.355% 12/20/54 (b)(d)	3,085	3,037
Series 2006-2 Class C1, 1.095% 12/20/54 (d)	2,445	2,396
Series 2006-3 Class C2, 1.155% 12/20/54 (d)	506	497
Series 2006-4:
Class B1, 0.335% 12/20/54 (d)	2,386	2,325
Class C1, 0.915% 12/20/54 (d)	1,459	1,410
Class M1, 0.495% 12/20/54 (d)	629	609
Series 2007-1:
Class 1C1, 0.755% 12/20/54 (d)	1,115	1,065
Class 1M1, 0.455% 12/20/54 (d)	754	728
Class 2C1, 1.015% 12/20/54 (d)	506	495
Class 2M1, 0.655% 12/20/54 (d)	969	942
Series 2007-2 Class 2C1, 1.0147% 12/17/54 (d)	1,341	1,311
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Mortgages Series 2003-2 Class 1A3, 0.7308% 7/20/43 (d)	$ 862	$ 860
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.6808% 1/20/44 (d)	194	197
Series 2004-1 Class 2A1, 0.5531% 3/20/44 (d)	4,140	4,123
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3653% 5/25/47 (d)	215	195
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3253% 2/25/37 (d)	456	419
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5055% 6/10/35 (b)(d)	297	271
Class B6, 3.0055% 6/10/35 (b)(d)	82	76
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (d)	11	11
TOTAL PRIVATE SPONSOR		25,795
U.S. Government Agency - 1.6%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	3,399	3,630
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	50	52
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	1	1
Series 2010-123 Class DL, 3.5% 11/25/25	957	990
Series 2010-143 Class B, 3.5% 12/25/25	1,657	1,725
Series 2013-16 Class GP, 3% 3/25/33	18,342	19,138
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	149	155
Series 2363 Class PF, 6% 9/15/16	167	173
Series 2425 Class JH, 6% 3/15/17	198	207
Series 3820 Class DA, 4% 11/15/35	2,442	2,618
Series 4176 Class BA, 3% 2/15/33	3,482	3,614
Series 3777 Class AC, 3.5% 12/15/25	4,679	4,977
Series 3949 Class MK, 4.5% 10/15/34	2,071	2,253
Series 4181 Class LA, 3% 3/15/37	4,968	5,160
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 4221-CLS Class GA, 1.4% 7/15/23	$ 8,555	$ 8,560
Ginnie Mae guaranteed REMIC pass-thru certificates floater sequential payer Series 2011-150 Class D, 3% 4/20/37	438	445
TOTAL U.S. GOVERNMENT AGENCY		53,698
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $66,254)		79,493
Commercial Mortgage Securities - 6.5%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (b)	4,104	4,227
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4258% 2/14/43 (d)(f)	363	7
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7124% 5/10/45 (d)	241	244
Series 2006-6 Class A3, 5.369% 10/10/45	2,414	2,457
Series 2006-4 Class A1A, 5.617% 7/10/46 (d)	5,852	6,235
Series 2006-6 Class E, 5.619% 10/10/45 (b)	697	87
Series 2007-3 Class A3, 5.5632% 6/10/49 (d)	1,449	1,456
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.4303% 12/25/33 (b)(d)	27	25
Series 2005-4A:
Class A2, 0.5453% 1/25/36 (b)(d)	403	351
Class B1, 1.5553% 1/25/36 (b)(d)	26	5
Class M1, 0.6053% 1/25/36 (b)(d)	130	77
Class M2, 0.6253% 1/25/36 (b)(d)	62	35
Class M3, 0.6553% 1/25/36 (b)(d)	57	31
Class M4, 0.7653% 1/25/36 (b)(d)	50	26
Class M5, 0.8053% 1/25/36 (b)(d)	50	20
Class M6, 0.8553% 1/25/36 (b)(d)	53	16
Series 2006-3A Class M4, 0.5853% 10/25/36 (b)(d)	36	4
Series 2007-1 Class A2, 0.4253% 3/25/37 (b)(d)	321	263
Series 2007-2A:
Class A1, 0.4253% 7/25/37 (b)(d)	328	279
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-2A: - continued
Class A2, 0.4753% 7/25/37 (b)(d)	$ 307	$ 242
Class M1, 0.5253% 7/25/37 (b)(d)	143	43
Class M2, 0.5653% 7/25/37 (b)(d)	78	10
Class M3, 0.6453% 7/25/37 (b)(d)	67	5
Class M4, 0.8053% 7/25/37 (b)(d)	3	0*
Series 2007-3:
Class A2, 0.4453% 7/25/37 (b)(d)	250	209
Class M1, 0.4653% 7/25/37 (b)(d)	85	64
Class M2, 0.4953% 7/25/37 (b)(d)	91	52
Class M3, 0.5253% 7/25/37 (b)(d)	143	54
Class M4, 0.6553% 7/25/37 (b)(d)	170	55
Class M5, 0.7553% 7/25/37 (b)(d)	112	20
Series 2007-4A:
Class M1, 1.102% 9/25/37 (b)(d)	171	30
Class M2, 1.202% 9/25/37 (b)(d)	84	9
Series 2007-5A, Class IO, 4.186% 10/25/37 (b)(d)(f)	3,575	106
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.7047% 3/15/22 (b)(d)	95	95
Class J, 0.8547% 3/15/22 (b)(d)	349	346
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	5,271	5,620
Series 2006-T22 Class A1A, 5.5572% 4/12/38 (d)	5,706	5,983
Series 2006-PW12 Class A1A, 5.6967% 9/11/38 (d)	4,556	4,815
Series 2007-PW18 Class X2, 0.2883% 6/11/50 (b)(d)(f)	61,254	232
Series 2007-T28 Class X2, 0.1356% 9/11/42 (b)(d)(f)	34,606	59
C-BASS Trust floater Series 2006-SC1 Class A, 0.422% 5/25/36 (b)(d)	188	179
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	6,046	6,604
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4532% 5/15/35 (b)(d)(f)	2,009	7
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A1A, 5.425% 10/15/49	1,927	2,060
Series 2013-GC11 Class A1, 0.754% 4/10/46	2,154	2,150
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A3, 5.293% 12/11/49	110	110
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust: - continued
Series 2006-CD2 Class A1B, 5.2995% 1/15/46 (d)	$ 8,849	$ 9,174
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (d)	1,348	1,291
COMM Mortgage Trust:
Series 2013-LC6 Class ASB, 2.478% 1/10/46	7,820	7,816
Series 2014-UBS3 Class A2, 2.844% 6/10/47	6,830	7,042
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0047% 4/15/17 (b)(d)	57	57
sequential payer:
Series 2006-C7 Class A1A, 5.7449% 6/10/46 (d)	4,811	5,080
Series 2006-C8 Class A4, 5.306% 12/10/46	5,007	5,340
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (d)	2,414	2,605
Series 2007-C3 Class A4, 5.7023% 6/15/39 (d)	463	498
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5047% 4/15/22 (b)(d)	4,306	4,254
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.2117% 8/15/36 (d)(f)	25	0*
Series 2001-CKN5 Class AX, 0% 9/15/34 (b)(d)(f)	4	0*
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.4747% 2/15/22 (b)(d)	24	24
Series 2007-C1 Class B, 5.487% 2/15/40 (b)(d)	1,845	201
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.956% 12/5/31 (b)(d)	3,071	3,071
Class A2FL, 0.856% 12/5/31 (b)(d)	4,180	4,180
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,367	6,816
Series 2006-C1 Class A1A, 5.2743% 3/10/44 (d)	3,284	3,429
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	7,125	7,638
GS Mortgage Securities Corp. II Series 2006-GG6 Class A1A, 5.5518% 4/10/38 (d)	2,940	3,062
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (b)	1,030	1,049
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	$ 1,732	$ 1,855
Series 2011-GC5 Class A1, 1.468% 8/10/44 (d)	1,224	1,229
Series 2012-GC6 Class A1, 1.282% 1/10/45	606	609
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)	750	764
Class DFX, 4.4065% 11/5/30 (b)	5,778	5,955
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.4347% 11/15/18 (b)(d)	83	82
Class F, 0.4847% 11/15/18 (b)(d)	201	196
Class G, 0.5147% 11/15/18 (b)(d)	174	168
Class H, 0.6547% 11/15/18 (b)(d)	134	129
sequential payer:
Series 2006-CB17 Class A3, 5.45% 12/12/43	20	20
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	2,939	3,111
Series 2007-LD11:
Class A2, 5.7707% 6/15/49 (d)	81	81
Class A4, 5.7857% 6/15/49 (d)	139	150
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,130	3,372
Series 2006-LDP7 Class A1A, 5.863% 4/15/45 (d)	6,917	7,362
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C1 Class A1A, 4.581% 2/15/30	1,808	1,810
Series 2006-C7 Class A2, 5.3% 11/15/38	623	637
Series 2007-C1 Class A4, 5.424% 2/15/40	152	163
Series 2007-C2 Class A3, 5.43% 2/15/40	476	514
Series 2007-C7 Class A3, 5.866% 9/15/45	2,011	2,227
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.2859% 11/12/37 (d)	1,599	1,649
Series 2005-LC1 Class F, 5.4135% 1/12/44 (b)(d)	1,050	1,018
Series 2006-C2 Class A1A, 5.739% 8/12/43 (d)	5,027	5,345
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2743% 12/12/49 (d)	43	43
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (d)	328	335
Series 2007-5 Class A4, 5.378% 8/12/48	46	49
Series 2007-9 Class A4, 5.7% 9/12/49	315	344
Series 2006-4 Class XP, 0.6176% 12/12/49 (d)(f)	15,163	1
Series 2007-6 Class B, 5.635% 3/12/51 (d)	1,207	376
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2007-7 Class B, 5.7445% 6/12/50 (d)	$ 105	$ 5
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (b)(d)	161	143
Series 2007-XLFA:
Class A2, 0.255% 10/15/20 (b)(d)	1,170	1,169
Class C, 0.315% 10/15/20 (b)(d)	693	686
Class D, 0.345% 10/15/20 (b)(d)	300	296
Class E, 0.405% 10/15/20 (b)(d)	376	368
Class F, 0.455% 10/15/20 (b)(d)	225	219
Class G, 0.495% 10/15/20 (b)(d)	279	270
Class H, 0.585% 10/15/20 (b)(d)	176	166
Class J, 0.735% 10/15/20 (b)(d)	101	91
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (d)	3,351	3,535
Series 2006-IQ11 Class A1A, 5.6455% 10/15/42 (d)	5,772	6,068
Series 2006-T23 Class A3, 5.8051% 8/12/41 (d)	468	468
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (b)	358	374
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	167	62
SCG Trust Series 2013-SRP1 Class A, 1.5533% 11/15/26 (b)(d)	3,591	3,595
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	3,460	3,532
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.513% 9/15/21 (b)(d)	91	89
Class J, 0.753% 9/15/21 (b)(d)	178	171
Series 2007-WHL8:
Class F, 0.6347% 6/15/20 (b)(d)	2,422	2,277
Class LXR1, 0.8547% 6/15/20 (b)(d)	148	143
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	2,724	2,924
Series 2007-C30 Class A5, 5.342% 12/15/43	1,291	1,385
Series 2007-C32 Class A3, 5.7164% 6/15/49 (d)	2,049	2,215
Series 2007-C33 Class A5, 5.9413% 2/15/51 (d)	799	879
Series 2005-C22 Class F, 5.3645% 12/15/44 (b)(d)	2,013	423
Series 2006-C23 Class A1A, 5.422% 1/15/45 (d)	6,015	6,275
Series 2006-C24 Class A1A, 5.557% 3/15/45 (d)	3,577	3,755
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-C25 Class A1A, 5.71% 5/15/43 (d)	$ 4,609	$ 4,867
Series 2006-C26 Class A1A, 6.009% 6/15/45 (d)	3,836	4,084
Series 2006-C27 Class A1A, 5.749% 7/15/45 (d)	3,082	3,284
Series 2007-C31 Class C, 5.6724% 4/15/47 (d)	332	322
Series 2007-C31A Class A2, 5.421% 4/15/47	462	463
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	8,690	8,766
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $212,580)		220,594
Municipal Securities - 0.3%

Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19 (Cost $11,788)	10,620	11,807
Foreign Government and Government Agency Obligations - 1.1%

Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (b)	3,268	3,472
Brazilian Federative Republic 4.875% 1/22/21	3,820	4,119
New Brunswick Province 2.75% 6/15/18	8,700	9,097
Ontario Province 1% 7/22/16	20,000	20,096
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $36,066)		36,784
Bank Notes - 0.5%

Discover Bank (Delaware) 3.2% 8/9/21	3,500	3,527
Fifth Third Bank:
1.45% 2/28/18	4,000	3,977
2.875% 10/1/21	3,440	3,447
Union Bank NA 2.125% 6/16/17	4,300	4,370
TOTAL BANK NOTES (Cost $15,202)		15,321
Fixed-Income Funds - 2.2%
	Shares
Fidelity Specialized High Income Central Fund (e) (Cost $73,725)	715,987	75,343
Money Market Funds - 0.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (a) (Cost $17,753)	17,753,232	$ 17,753
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $3,265,651)		3,383,925
NET OTHER ASSETS (LIABILITIES) - 0.5%		17,097
NET ASSETS - 100%		$ 3,401,022
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (000s) (1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	368	$ (149)	$ 0	$ (149)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $283,117,000 or 8.3% of net assets.

(c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $740,000.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7
Fidelity Specialized High Income Central Fund	833
Total	$ 840
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 40,820	$ 35,826	$ -	$ 75,343	10.7%
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,486,324	$ -	$ 1,486,324	$ -
U.S. Government and Government Agency Obligations	1,220,253	-	1,220,253	-
U.S. Government Agency - Mortgage Securities	68,452	-	68,452	-
Asset-Backed Securities	151,801	-	150,852	949
Collateralized Mortgage Obligations	79,493	-	79,146	347
Commercial Mortgage Securities	220,594	-	219,875	719
Municipal Securities	11,807	-	11,807	-
Foreign Government and Government Agency Obligations	36,784	-	36,784	-
Bank Notes	15,321	-	15,321	-
Fixed-Income Funds	75,343	75,343	-	-
Money Market Funds	17,753	17,753	-	-
Total Investments in Securities:	$ 3,383,925	$ 93,096	$ 3,288,814	$ 2,015
Derivative Instruments:
Liabilities
Swaps	$ (149)	$ -	$ (149)	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $3,294,969,000. Net unrealized appreciation aggregated $88,956,000, of which $101,583,000 related to appreciated investment securities and $12,627,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Corporate Bond Fund

November 30, 2014

1.907010.104

CBD-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 9.3%
Automobiles - 1.7%
Ford Motor Co. 4.75% 1/15/43	$ 3,184,000	$ 3,290,145
General Motors Co.:
5% 4/1/35	2,537,000	2,564,273
5.2% 4/1/45	2,600,000	2,672,540
Volkswagen Group of America Finance LLC 1.25% 5/23/17 (b)	6,650,000	6,648,012
Volkswagen International Finance NV 2.375% 3/22/17 (b)	2,050,000	2,101,681
		17,276,651
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
4.25% 6/15/23	549,000	577,744
5.75% 6/15/43	396,000	468,542
		1,046,286
Household Durables - 1.0%
D.R. Horton, Inc. 3.75% 3/1/19	4,500,000	4,511,250
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,706,875
		10,218,125
Media - 5.0%
Comcast Corp. 6.4% 3/1/40	1,150,000	1,517,806
COX Communications, Inc. 3.25% 12/15/22 (b)	301,000	294,038
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 3.5% 3/1/16	220,000	226,954
Discovery Communications LLC 4.875% 4/1/43	5,108,000	5,128,289
NBCUniversal, Inc. 5.15% 4/30/20	3,625,000	4,155,131
News America Holdings, Inc. 7.75% 12/1/45	111,000	166,489
News America, Inc.:
6.15% 2/15/41	4,800,000	6,003,686
6.9% 8/15/39	300,000	405,916
Thomson Reuters Corp. 1.3% 2/23/17	305,000	304,916
Time Warner Cable, Inc.:
3.5% 2/1/15	11,740,000	11,794,004
4.5% 9/15/42	2,168,000	2,176,906
5.875% 11/15/40	1,207,000	1,428,757
6.55% 5/1/37	1,920,000	2,440,522
6.75% 7/1/18	700,000	812,488
8.25% 4/1/19	1,856,000	2,295,241
Time Warner, Inc.:
2.1% 6/1/19	3,000,000	2,970,519
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.: - continued
4.75% 3/29/21	$ 1,750,000	$ 1,925,914
6.2% 3/15/40	1,700,000	2,040,969
Viacom, Inc.:
2.5% 9/1/18	5,496,000	5,570,394
3.5% 4/1/17	34,000	35,611
		51,694,550
Multiline Retail - 0.5%
Target Corp. 2.3% 6/26/19	5,513,000	5,572,342
Specialty Retail - 1.0%
AutoZone, Inc. 3.7% 4/15/22	253,000	261,119
Home Depot, Inc. 5.95% 4/1/41	941,000	1,213,610
Lowe's Companies, Inc. 5.125% 11/15/41	650,000	753,603
TJX Companies, Inc. 2.75% 6/15/21	694,000	699,193
Turlock Corp. 1.5% 11/2/17	7,000,000	7,005,488
		9,933,013
TOTAL CONSUMER DISCRETIONARY		95,740,967
CONSUMER STAPLES - 6.5%
Beverages - 2.0%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	5,000,000	5,021,465
Constellation Brands, Inc.:
3.75% 5/1/21	2,000,000	1,990,000
4.25% 5/1/23	3,315,000	3,302,735
FBG Finance Ltd. 5.125% 6/15/15 (b)	282,000	288,856
Heineken NV:
1.4% 10/1/17 (b)	287,000	287,139
4% 10/1/42 (b)	96,000	90,951
PepsiCo, Inc. 4.25% 10/22/44	6,629,000	6,719,645
SABMiller Holdings, Inc. 2.45% 1/15/17 (b)	2,655,000	2,720,079
		20,420,870
Food & Staples Retailing - 1.6%
Wal-Mart Stores, Inc. 3.3% 4/22/24	10,000,000	10,348,520
Walgreen Co.:
3.1% 9/15/22	3,607,000	3,593,600
4.4% 9/15/42	124,000	123,036
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	258,000	259,925
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreens Boots Alliance, Inc.: - continued
2.7% 11/18/19	$ 582,000	$ 588,608
3.3% 11/18/21	691,000	702,224
3.8% 11/18/24	528,000	539,233
		16,155,146
Food Products - 1.4%
ConAgra Foods, Inc. 1.9% 1/25/18	285,000	283,861
General Mills, Inc.:
1.4% 10/20/17	7,500,000	7,505,820
2.2% 10/21/19	5,000,000	4,994,595
Tyson Foods, Inc. 3.95% 8/15/24	1,290,000	1,330,705
		14,114,981
Tobacco - 1.5%
Altria Group, Inc.:
2.85% 8/9/22	2,500,000	2,430,138
4% 1/31/24	529,000	550,658
4.125% 9/11/15	2,100,000	2,156,219
9.7% 11/10/18	3,062,000	3,931,091
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,118,698
Reynolds American, Inc.:
1.05% 10/30/15	660,000	661,352
3.25% 11/1/22	3,304,000	3,243,074
4.75% 11/1/42	470,000	455,244
6.75% 6/15/17	384,000	431,654
		15,978,128
TOTAL CONSUMER STAPLES		66,669,125
ENERGY - 8.6%
Energy Equipment & Services - 1.3%
DCP Midstream LLC:
4.75% 9/30/21 (b)	158,000	168,977
5.35% 3/15/20 (b)	3,116,000	3,442,881
5.85% 5/21/43 (b)(d)	7,500,000	7,453,125
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	754,817
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	126,045
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
Noble Holding International Ltd.: - continued
3.05% 3/1/16	$ 450,000	$ 456,310
Transocean, Inc. 6.5% 11/15/20	930,000	920,275
		13,322,430
Oil, Gas & Consumable Fuels - 7.3%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	424,499
6.375% 9/15/17	3,626,000	4,071,911
Apache Corp. 4.75% 4/15/43	3,233,000	3,111,640
BP Capital Markets PLC 2.521% 1/15/20	1,719,000	1,730,495
Continental Resources, Inc. 3.8% 6/1/24	4,800,000	4,598,683
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	377,902
2.7% 4/1/19	64,000	63,800
3.875% 3/15/23	222,000	218,607
4.95% 4/1/22	1,925,000	2,084,696
5.6% 4/1/44	340,000	362,263
Devon Energy Corp. 2.25% 12/15/18	910,000	912,005
Duke Energy Field Services 5.375% 10/15/15 (b)	54,000	56,017
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	539,654
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	148,965
EnLink Midstream Partners LP 2.7% 4/1/19	1,021,000	1,028,896
Enterprise Products Operating LP:
1.25% 8/13/15	387,000	388,221
2.55% 10/15/19	163,000	163,243
3.75% 2/15/25	547,000	555,948
4.85% 3/15/44	2,023,000	2,113,505
4.95% 10/15/54	2,437,000	2,493,097
Marathon Petroleum Corp. 3.5% 3/1/16	150,000	154,270
Nexen, Inc. 5.2% 3/10/15	41,000	41,525
ONEOK Partners LP 2% 10/1/17	2,822,000	2,835,342
Petrobras Global Finance BV 7.25% 3/17/44	1,015,000	1,056,331
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	39,158
5.375% 1/27/21	652,000	649,183
5.75% 1/20/20	3,652,000	3,743,227
Petroleos Mexicanos:
3.125% 1/23/19	99,000	101,535
3.5% 7/18/18	959,000	994,723
4.25% 1/15/25 (b)	5,000,000	5,057,500
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
4.875% 1/18/24	$ 80,000	$ 84,000
5.5% 1/21/21	545,000	604,269
5.5% 6/27/44	2,899,000	2,985,970
6% 3/5/20	116,000	131,828
6.375% 1/23/45	937,000	1,079,565
6.5% 6/2/41	2,926,000	3,386,845
Phillips 66 Co.:
2.95% 5/1/17	2,767,000	2,864,155
4.3% 4/1/22	300,000	320,507
4.65% 11/15/34	3,750,000	3,842,618
Plains All American Pipeline LP/PAA Finance Corp. 3.6% 11/1/24	5,000,000	4,995,880
Southeast Supply Header LLC 4.25% 6/15/24 (b)	667,000	694,969
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	62,769
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	465,636
4.6% 6/15/21	414,000	453,706
Talisman Energy, Inc. 3.75% 2/1/21	3,635,000	3,519,262
The Williams Companies, Inc. 5.75% 6/24/44	4,911,000	4,696,979
Western Gas Partners LP:
2.6% 8/15/18	858,000	872,948
5.375% 6/1/21	1,273,000	1,421,264
Williams Partners LP:
3.35% 8/15/22	2,500,000	2,423,173
4.3% 3/4/24	491,000	506,348
		75,529,532
TOTAL ENERGY		88,851,962
FINANCIALS - 39.8%
Banks - 19.3%
AmSouth Bank NA, Birmingham 5.2% 4/1/15	1,630,000	1,652,809
Associated Banc Corp. 5.125% 3/28/16	575,000	604,042
Bank of America Corp.:
2.65% 4/1/19	1,524,000	1,545,728
4.2% 8/26/24	10,942,000	11,166,202
5.75% 12/1/17	3,000,000	3,339,081
6.5% 8/1/16	1,240,000	1,346,496
Bank of America NA 1.25% 2/14/17	1,027,000	1,028,055
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Barclays Bank PLC 2.5% 2/20/19	$ 400,000	$ 405,903
BNP Paribas SA 4.25% 10/15/24	6,500,000	6,608,401
BPCE SA 5.15% 7/21/24 (b)	6,475,000	6,726,903
Branch Banking & Trust Co. 2.85% 4/1/21	3,282,000	3,319,175
Capital One Bank NA 2.3% 6/5/19	5,000,000	4,995,410
Capital One NA 2.95% 7/23/21	1,050,000	1,049,237
CIT Group, Inc. 3.875% 2/19/19	1,425,000	1,431,840
Citigroup, Inc.:
1.55% 8/14/17	3,821,000	3,818,730
2.5% 7/29/19	4,000,000	4,031,260
3.953% 6/15/16	653,000	681,217
4.05% 7/30/22	316,000	328,680
4.45% 1/10/17	1,250,000	1,329,189
5.3% 5/6/44	2,300,000	2,457,962
5.5% 9/13/25	1,317,000	1,472,128
6.125% 5/15/18	640,000	727,836
6.675% 9/13/43	467,000	590,839
Comerica, Inc. 4.8% 5/1/15	487,000	495,683
Credit Suisse AG 6% 2/15/18	122,000	136,862
Credit Suisse New York Branch:
3% 10/29/21	1,550,000	1,549,802
3.625% 9/9/24	3,230,000	3,296,790
Discover Bank:
2% 2/21/18	3,900,000	3,902,789
7% 4/15/20	2,391,000	2,853,659
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,188,983
5.45% 1/15/17	1,232,000	1,331,050
8.25% 3/1/38	3,848,000	5,842,484
HSBC Bank U.S.A. N.A. 4.875% 8/24/20	725,000	806,001
HSBC Holdings PLC 6.5% 9/15/37	100,000	127,161
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,310,264
Intesa Sanpaolo SpA 5.017% 6/26/24 (b)	3,075,000	3,064,096
JPMorgan Chase & Co.:
3.875% 2/1/24	5,000,000	5,236,110
3.875% 9/10/24	5,237,000	5,291,172
JPMorgan Chase Bank 6% 10/1/17	10,850,000	12,157,327
KeyBank NA 1.65% 2/1/18	501,000	501,664
KeyCorp. 5.1% 3/24/21	2,081,000	2,342,632
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Marshall & Ilsley Bank:
4.85% 6/16/15	$ 1,222,000	$ 1,249,334
5% 1/17/17	1,027,000	1,096,833
Mitsubishi UFJ Trust & Banking Corp.:
1.6% 10/16/17 (b)	7,000,000	6,995,128
2.45% 10/16/19 (b)	7,000,000	7,029,827
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (b)	4,377,000	4,362,959
PNC Bank NA 3.3% 10/30/24	3,374,000	3,412,538
Rabobank Nederland 4.625% 12/1/23	4,531,000	4,801,836
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	517,000	532,516
Regions Bank:
6.45% 6/26/37	2,611,000	3,205,337
7.5% 5/15/18	7,499,000	8,760,204
Regions Financial Corp.:
2% 5/15/18	558,000	554,929
5.75% 6/15/15	1,655,000	1,693,557
Royal Bank of Scotland Group PLC:
2.55% 9/18/15	652,000	660,365
5.125% 5/28/24	3,640,000	3,711,544
6% 12/19/23	5,228,000	5,678,288
6.1% 6/10/23	1,000,000	1,088,286
6.125% 12/15/22	5,972,000	6,530,089
SunTrust Banks, Inc.:
2.35% 11/1/18	894,000	902,961
2.5% 5/1/19	5,184,000	5,245,379
3.5% 1/20/17	3,320,000	3,482,109
Wachovia Bank NA 6% 11/15/17	405,000	458,748
Wells Fargo & Co.:
4.48% 1/16/24	7,539,000	8,048,305
4.65% 11/4/44	4,700,000	4,777,301
		199,370,025
Capital Markets - 4.8%
Charles Schwab Corp. 2.2% 7/25/18	3,166,000	3,225,799
Goldman Sachs Group, Inc.:
2.375% 1/22/18	3,994,000	4,065,940
2.55% 10/23/19	6,476,000	6,471,007
2.9% 7/19/18	4,240,000	4,362,087
3.625% 2/7/16	1,275,000	1,314,794
5.25% 7/27/21	1,227,000	1,383,692
5.95% 1/18/18	178,000	199,701
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6.15% 4/1/18	$ 204,000	$ 231,036
Lazard Group LLC 6.85% 6/15/17	171,000	192,234
Merrill Lynch &Co., Inc. 6.11% 1/29/37	2,269,000	2,689,348
Morgan Stanley:
2.125% 4/25/18	2,560,000	2,571,807
3.7% 10/23/24	1,685,000	1,710,978
3.75% 2/25/23	1,168,000	1,201,415
4% 7/24/15	1,947,000	1,989,536
4.875% 11/1/22	7,531,000	8,122,816
5% 11/24/25	846,000	908,578
5.5% 7/28/21	1,222,000	1,401,481
5.625% 9/23/19	329,000	374,902
5.75% 1/25/21	557,000	642,388
6.625% 4/1/18	153,000	175,970
TD Ameritrade Holding Corp. 3.625% 4/1/25	6,550,000	6,630,945
		49,866,454
Consumer Finance - 2.4%
Ally Financial, Inc. 4.75% 9/10/18	4,500,000	4,657,500
Discover Financial Services:
3.85% 11/21/22	2,538,000	2,579,156
5.2% 4/27/22	2,355,000	2,600,405
6.45% 6/12/17	107,000	119,193
Ford Motor Credit Co. LLC:
1.5% 1/17/17	599,000	597,599
2.597% 11/4/19	4,950,000	4,964,840
General Electric Capital Corp. 5.875% 1/14/38	150,000	186,320
Hyundai Capital America:
1.625% 10/2/15 (b)	178,000	179,134
2.125% 10/2/17 (b)	197,000	199,017
2.55% 2/6/19 (b)	3,163,000	3,187,270
2.875% 8/9/18 (b)	4,930,000	5,059,087
		24,329,521
Diversified Financial Services - 2.2%
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	107,000	110,845
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,648,480
ING U.S., Inc.:
5.5% 7/15/22	2,028,000	2,290,715
5.7% 7/15/43	2,607,000	3,051,986
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Moody's Corp.:
2.75% 7/15/19	$ 6,920,000	$ 7,023,156
4.5% 9/1/22	6,500,000	6,981,143
		23,106,325
Insurance - 5.8%
American International Group, Inc.:
4.5% 7/16/44	5,833,000	5,920,402
5.85% 1/16/18	1,000,000	1,127,118
Aon Corp.:
3.125% 5/27/16	1,609,000	1,656,012
6.25% 9/30/40	253,000	314,861
Aon PLC 3.5% 6/14/24	2,830,000	2,856,061
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,887,816
Five Corners Funding Trust 4.419% 11/15/23 (b)	4,111,000	4,397,853
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	66,000	68,393
Hartford Financial Services Group, Inc.:
4% 10/15/17	3,600,000	3,852,364
4.3% 4/15/43	1,211,000	1,193,626
Liberty Mutual Group, Inc. 4.95% 5/1/22 (b)	5,250,000	5,727,335
Marsh & McLennan Companies, Inc.:
4.05% 10/15/23	2,306,000	2,448,349
4.8% 7/15/21	1,643,000	1,828,981
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (b)	148,000	170,188
Metropolitan Life Global Funding I 1.3% 4/10/17 (b)	6,837,000	6,845,471
Pacific LifeCorp:
5.125% 1/30/43 (b)	1,285,000	1,355,472
6% 2/10/20 (b)	902,000	1,033,282
Prudential Financial, Inc.:
5.625% 5/12/41	1,170,000	1,358,554
5.625% 6/15/43 (d)	5,000,000	5,162,500
Symetra Financial Corp. 6.125% 4/1/16 (b)	615,000	651,711
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)	287,000	288,937
4.125% 11/1/24 (b)	415,000	421,449
Unum Group:
5.625% 9/15/20	1,846,000	2,118,161
5.75% 8/15/42	3,748,000	4,278,394
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Unum Group: - continued
7.125% 9/30/16	$ 106,000	$ 117,428
UnumProvident Finance Co. PLC 6.85% 11/15/15 (b)	991,000	1,044,027
		60,124,745
Real Estate Investment Trusts - 2.4%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	94,000	100,054
AvalonBay Communities, Inc. 4.2% 12/15/23	4,553,000	4,822,788
Boston Properties, Inc. 3.85% 2/1/23	738,000	765,339
Camden Property Trust 4.25% 1/15/24	758,000	800,285
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,392,001
DDR Corp.:
4.625% 7/15/22	391,000	418,463
4.75% 4/15/18	1,764,000	1,912,097
7.5% 4/1/17	4,000,000	4,519,076
9.625% 3/15/16	214,000	237,096
Duke Realty LP:
3.625% 4/15/23	383,000	384,640
3.875% 10/15/22	403,000	414,595
4.375% 6/15/22	206,000	218,679
5.5% 3/1/16	1,300,000	1,370,847
6.75% 3/15/20	1,295,000	1,537,416
Equity One, Inc. 3.75% 11/15/22	3,000,000	3,013,269
Federal Realty Investment Trust 6.2% 1/15/17	1,300,000	1,436,232
Health Care REIT, Inc.:
2.25% 3/15/18	324,000	327,883
4.7% 9/15/17	548,000	593,705
Lexington Corporate Properties Trust 4.4% 6/15/24	250,000	256,285
Retail Opportunity Investments Partnership LP 5% 12/15/23	167,000	180,895
		24,701,645
Real Estate Management & Development - 2.9%
BioMed Realty LP:
3.85% 4/15/16	914,000	947,194
4.25% 7/15/22	170,000	175,829
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	2,031,539
4.55% 10/1/29	2,014,000	2,036,676
4.95% 4/15/18	290,000	313,561
6% 4/1/16	211,000	223,811
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Corporate Office Properties LP 3.7% 6/15/21	$ 476,000	$ 475,917
ERP Operating LP 2.375% 7/1/19	490,000	492,362
Essex Portfolio LP 5.5% 3/15/17	3,479,000	3,793,404
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,068,078
4.125% 6/15/22	1,832,000	1,910,635
4.4% 2/15/24	1,039,000	1,096,215
4.75% 10/1/20	752,000	819,871
5.125% 3/2/15	141,000	142,581
5.5% 12/15/16	2,436,000	2,633,888
6.625% 10/1/17	1,960,000	2,214,824
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	493,875
3.15% 5/15/23	922,000	843,603
4.5% 4/18/22	94,000	95,410
7.75% 8/15/19	126,000	150,208
Mid-America Apartments LP 4.3% 10/15/23	180,000	189,485
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,858,388
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	276,000	295,892
Reckson Operating Partnership LP 6% 3/31/16	286,000	303,141
Regency Centers LP:
3.75% 6/15/24	493,000	499,218
5.25% 8/1/15	249,000	256,301
Tanger Properties LP:
3.875% 12/1/23	398,000	407,248
6.125% 6/1/20	661,000	771,418
6.15% 11/15/15	65,000	68,340
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	508,000	510,448
		30,119,360
TOTAL FINANCIALS		411,618,075
HEALTH CARE - 2.5%
Health Care Providers & Services - 1.4%
Aetna, Inc. 1.5% 11/15/17	72,000	71,788
Express Scripts Holding Co.:
2.1% 2/12/15	4,500,000	4,511,592
4.75% 11/15/21	3,000,000	3,314,466
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,750,869
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.:
3.95% 10/15/42	$ 132,000	$ 126,634
4.25% 3/15/43	2,500,000	2,494,293
4.625% 11/15/41	965,000	1,027,123
WellPoint, Inc.:
1.875% 1/15/18	288,000	288,058
2.375% 2/15/17	810,000	829,132
		14,413,955
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.:
3.3% 2/15/22	1,980,000	1,997,287
4.15% 2/1/24	248,000	261,651
5.3% 2/1/44	103,000	116,509
		2,375,447
Pharmaceuticals - 0.9%
AbbVie, Inc.:
1.75% 11/6/17	999,000	1,004,337
4.4% 11/6/42	627,000	623,125
Actavis Funding SCS 2.45% 6/15/19	443,000	436,410
Bayer U.S. Finance LLC:
1.5% 10/6/17 (b)	1,706,000	1,712,993
2.375% 10/8/19 (b)	567,000	570,189
3% 10/8/21 (b)	414,000	418,684
3.375% 10/8/24 (b)	286,000	289,375
Johnson & Johnson 4.5% 12/5/43	3,200,000	3,638,394
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	187,000	186,347
Zoetis, Inc. 1.875% 2/1/18	123,000	121,825
		9,001,679
TOTAL HEALTH CARE		25,791,081
INDUSTRIALS - 2.7%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	508,000	519,995
L-3 Communications Corp. 3.95% 5/28/24	3,000,000	3,008,529
		3,528,524
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (b)	549,000	571,357
Continental Airlines, Inc. 6.648% 3/15/19	52,115	54,330
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 50,141	$ 53,650
8.36% 1/20/19	37,660	41,426
		720,763
Industrial Conglomerates - 1.6%
General Electric Co.:
2.7% 10/9/22	5,000,000	4,977,540
4.125% 10/9/42	434,000	444,618
Roper Industries, Inc.:
1.85% 11/15/17	4,079,000	4,117,130
2.05% 10/1/18	7,475,000	7,460,805
		17,000,093
Machinery - 0.1%
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	270,000	270,646
4.65% 11/1/44	559,000	563,128
		833,774
Road & Rail - 0.2%
Burlington Northern Santa Fe LLC 4.4% 3/15/42	2,500,000	2,547,953
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.125% 1/15/18	408,000	402,900
3.875% 4/1/21	3,305,000	3,317,394
		3,720,294
TOTAL INDUSTRIALS		28,351,401
INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.2%
Cisco Systems, Inc. 2.9% 3/4/21	2,273,000	2,346,354
Electronic Equipment & Components - 0.7%
Amphenol Corp.:
1.55% 9/15/17	1,404,000	1,408,101
3.125% 9/15/21	264,000	267,560
Tyco Electronics Group SA:
1.6% 2/3/15	152,000	152,255
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
2.375% 12/17/18	$ 185,000	$ 187,955
6.55% 10/1/17	4,758,000	5,403,328
		7,419,199
IT Services - 0.7%
The Western Union Co.:
2.375% 12/10/15	358,000	363,592
2.875% 12/10/17	926,000	949,013
Xerox Corp.:
2.95% 3/15/17	2,591,000	2,678,402
4.25% 2/15/15	3,200,000	3,223,786
		7,214,793
Software - 0.1%
Oracle Corp. 5.375% 7/15/40	240,000	281,733
TOTAL INFORMATION TECHNOLOGY		17,262,079
MATERIALS - 2.0%
Chemicals - 0.5%
Ecolab, Inc. 1.45% 12/8/17	434,000	432,761
Monsanto Co.:
4.4% 7/15/44	2,481,000	2,543,278
4.7% 7/15/64	1,925,000	1,985,780
		4,961,819
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	82,000	88,922
Metals & Mining - 1.5%
Alcoa, Inc.:
5.125% 10/1/24	543,000	572,231
5.4% 4/15/21	4,548,000	4,933,443
Anglo American Capital PLC 4.125% 4/15/21 (b)	5,693,000	5,794,575
Corporacion Nacional del Cobre de Chile (Codelco):
4.875% 11/4/44 (b)	200,000	201,391
5.625% 10/18/43 (b)	425,000	475,113
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan, Inc. 3.875% 3/15/23	$ 3,625,000	$ 3,565,836
Vale Overseas Ltd. 6.25% 1/23/17	104,000	112,915
		15,655,504
TOTAL MATERIALS		20,706,245
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.:
5.55% 8/15/41	2,700,000	3,016,491
6.3% 1/15/38	970,000	1,175,097
British Telecommunications PLC:
1.25% 2/14/17	1,064,000	1,063,713
1.625% 6/28/16	435,000	439,270
2.35% 2/14/19	4,623,000	4,644,747
Verizon Communications, Inc.:
2.45% 11/1/22	634,000	600,402
3.5% 11/1/21	1,420,000	1,462,313
4.5% 9/15/20	3,827,000	4,188,789
4.6% 4/1/21	460,000	502,843
5.012% 8/21/54 (b)	6,001,000	6,248,709
6.4% 9/15/33	1,509,000	1,867,916
6.55% 9/15/43	999,000	1,290,355
		26,500,645
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV:
2.375% 9/8/16	1,450,000	1,480,827
3.625% 3/30/15	564,000	569,093
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,643,369
		6,693,289
TOTAL TELECOMMUNICATION SERVICES		33,193,934
UTILITIES - 6.9%
Electric Utilities - 3.9%
AmerenUE 6.4% 6/15/17	133,000	149,007
American Electric Power Co., Inc.:
1.65% 12/15/17	2,173,000	2,183,767
2.95% 12/15/22	4,000,000	3,951,324
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Cleveland Electric Illuminating Co. 5.7% 4/1/17	$ 223,000	$ 242,241
DPL, Inc. 6.75% 10/1/19 (b)	3,400,000	3,502,000
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	110,020
Duke Energy Corp.:
1.625% 8/15/17	5,685,000	5,725,176
2.1% 6/15/18	414,000	420,488
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,435,936
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	500,000	582,515
6.4% 9/15/20 (b)	1,310,000	1,543,154
Entergy Louisiana LLC 1.875% 12/15/14	144,000	144,067
Exelon Corp. 4.9% 6/15/15	2,500,000	2,553,318
FirstEnergy Corp.:
2.75% 3/15/18	699,000	706,210
4.25% 3/15/23	1,919,000	1,950,581
7.375% 11/15/31	6,145,000	7,451,513
Florida Power & Light Co. 5.69% 3/1/40	1,000,000	1,287,723
Nevada Power Co.:
6.5% 8/1/18	70,000	81,681
6.65% 4/1/36	500,000	683,878
Northeast Utilities 1.45% 5/1/18	208,000	205,593
Pepco Holdings, Inc. 2.7% 10/1/15	2,228,000	2,260,188
Tampa Electric Co. 6.55% 5/15/36	500,000	690,474
TECO Finance, Inc. 5.15% 3/15/20	114,000	128,282
Xcel Energy, Inc. 4.8% 9/15/41	554,000	605,355
		40,594,491
Gas Utilities - 0.2%
Boston Gas Co. 4.487% 2/15/42 (b)	2,000,000	2,137,478
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	18,601
		2,156,079
Independent Power Producers & Energy Traders - 0.4%
TransAlta Corp. 1.9% 6/3/17	3,700,000	3,699,793
Multi-Utilities - 2.4%
Dominion Resources, Inc.:
1.95% 8/15/16	1,612,000	1,636,154
2.5331% 9/30/66 (d)	7,158,000	6,725,922
7.5% 6/30/66 (d)	145,000	154,425
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	7,200,000	7,154,820
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
4.45% 12/1/21	$ 91,000	$ 99,108
5.25% 2/15/43	234,000	262,871
5.95% 6/15/41	1,493,000	1,825,999
6.4% 3/15/18	59,000	67,610
Puget Energy, Inc. 5.625% 7/15/22	4,240,000	4,885,481
Sempra Energy:
2.3% 4/1/17	2,024,000	2,072,608
2.875% 10/1/22	224,000	217,568
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	117,000	119,393
		25,221,959
TOTAL UTILITIES		71,672,322
TOTAL NONCONVERTIBLE BONDS (Cost $835,826,728)		859,857,191
U.S. Treasury Obligations - 3.1%

U.S. Treasury Bonds:
3.125% 8/15/44	1,524,000	1,586,150
3.625% 2/15/44	26,644,000	30,399,138
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,468,081)		31,985,288
Municipal Securities - 3.2%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	446,480
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	58,369
7.3% 10/1/39	1,485,000	2,156,190
7.5% 4/1/34	1,165,000	1,697,918
7.55% 4/1/39	730,000	1,102,322
7.6% 11/1/40	5,750,000	8,833,898
7.625% 3/1/40	70,000	106,087
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	1,295,000	1,514,114
Series 2012 B, 5.432% 1/1/42	160,000	149,538
Municipal Securities - continued
	Principal Amount	Value
Chicago Gen. Oblig.: - continued
6.314% 1/1/44	$ 2,280,000	$ 2,376,900
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	1,255,000	1,382,119
5.877% 3/1/19	12,135,000	13,491,572
TOTAL MUNICIPAL SECURITIES (Cost $31,676,370)		33,315,507
Foreign Government and Government Agency Obligations - 0.9%

Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (b)	3,175,000	3,373,438
Brazilian Federative Republic 4.25% 1/7/25	885,000	896,063
Chilean Republic 3.25% 9/14/21	155,000	161,084
United Mexican States:
4.75% 3/8/44	4,516,000	4,659,383
5.55% 1/21/45	33,000	38,115
6.05% 1/11/40	116,000	141,549
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $9,300,469)		9,269,632
Fixed-Income Funds - 5.4%
Shares
Fidelity Specialized High Income Central Fund (e) (Cost $56,088,877)	534,544	56,250,069
Preferred Securities - 0.4%
	Principal Amount
FINANCIALS - 0.4%
Banks - 0.4%
Barclays Bank PLC 7.625% 11/21/22	$ 3,460,000	3,826,263
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (c)(d)	102,000	111,256
TOTAL PREFERRED SECURITIES (Cost $3,960,303)		3,937,519
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (a) (Cost $30,676,919)	30,676,919	$ 30,676,919
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $996,997,747)		1,025,292,125
NET OTHER ASSETS (LIABILITIES) - 0.8%		8,247,846
NET ASSETS - 100%		$ 1,033,539,971
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $116,881,138 or 11.3% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,286
Fidelity Specialized High Income Central Fund	567,252
Total	$ 578,538
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 26,224,559	$ 30,587,186	$ 0	$ 56,250,069	8.0%
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 859,857,191	$ -	$ 859,857,191	$ -
U.S. Government and Government Agency Obligations	31,985,288	-	31,985,288	-
Municipal Securities	33,315,507	-	33,315,507	-
Foreign Government and Government Agency Obligations	9,269,632	-	9,269,632	-
Fixed-Income Funds	56,250,069	56,250,069	-	-
Preferred Securities	3,937,519	-	3,937,519	-
Money Market Funds	30,676,919	30,676,919	-	-
Total Investments in Securities:	$ 1,025,292,125	$ 86,926,988	$ 938,365,137	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $996,256,526. Net unrealized appreciation aggregated $29,026,599, of which $32,054,418 related to appreciated investment securities and $3,027,819 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® U.S. Bond Index Fund

November 30, 2014

1.810715.110

UBI-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.0%
Ford Motor Co. 4.75% 1/15/43	$ 7,650	$ 7,905
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	2,000	2,093
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	1,623	1,666
Massachusetts Institute of Technology 3.959% 7/1/38	4,725	4,883
Northwestern University 4.643% 12/1/44	3,350	3,810
President and Fellows of Harvard College 3.619% 10/1/37	1,000	984
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,296
University of Southern California 5.25% 10/1/2111	2,000	2,509
		17,241
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,590
6.3% 3/1/38	7,045	9,104
Starbucks Corp. 3.85% 10/1/23	1,875	1,988
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,056
5.3% 9/15/19	2,000	2,229
		17,967
Media - 1.0%
21st Century Fox America, Inc. 5.4% 10/1/43	3,875	4,505
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,466
Comcast Corp.:
3.125% 7/15/22	3,000	3,068
4.65% 7/15/42	4,000	4,307
4.75% 3/1/44	5,400	5,937
4.95% 6/15/16	1,862	1,979
5.7% 5/15/18	2,940	3,334
5.7% 7/1/19	8,500	9,840
6.4% 3/1/40	1,000	1,320
6.55% 7/1/39	3,000	4,033
6.95% 8/15/37	6,700	9,258
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,539
5.875% 10/1/19	2,905	3,357
6.35% 3/15/40	1,000	1,181
6.375% 3/1/41	2,100	2,475
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Discovery Communications LLC:
3.25% 4/1/23	$ 2,338	$ 2,279
4.875% 4/1/43	4,900	4,919
5.05% 6/1/20	3,200	3,538
NBCUniversal, Inc.:
3.65% 4/30/15	2,248	2,277
6.4% 4/30/40	3,000	3,930
News America Holdings, Inc. 7.75% 12/1/45	3,160	4,740
News America, Inc.:
5.3% 12/15/14	868	869
5.65% 8/15/20	1,000	1,152
6.15% 3/1/37	3,955	4,944
6.9% 3/1/19	2,110	2,500
6.9% 8/15/39	2,000	2,706
Thomson Reuters Corp.:
1.3% 2/23/17	2,350	2,349
1.65% 9/29/17	8,000	7,982
4.7% 10/15/19	4,000	4,365
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	11,045
5.85% 5/1/17	5,801	6,381
6.75% 7/1/18	1,162	1,349
7.3% 7/1/38	4,000	5,410
8.75% 2/14/19	2,368	2,970
Time Warner, Inc.:
2.1% 6/1/19	3,000	2,971
3.15% 7/15/15	5,000	5,079
3.55% 6/1/24	3,000	3,005
4% 1/15/22	1,000	1,048
4.65% 6/1/44	3,000	3,039
5.875% 11/15/16	2,131	2,323
6.5% 11/15/36	5,724	7,172
Viacom, Inc.:
4.25% 9/1/23	7,775	8,102
4.375% 3/15/43	2,635	2,450
5.625% 9/15/19	1,000	1,138
6.125% 10/5/17	5,420	6,089
Walt Disney Co.:
1.125% 2/15/17	2,760	2,773
1.85% 5/30/19	1,500	1,498
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Walt Disney Co.: - continued
2.55% 2/15/22	$ 2,810	$ 2,784
4.125% 6/1/44	2,000	2,090
5.5% 3/15/19	2,000	2,293
		193,158
Multiline Retail - 0.2%
Kohl's Corp. 4.75% 12/15/23	7,800	8,374
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,585
4.3% 2/15/43	4,750	4,512
Target Corp.:
3.875% 7/15/20	3,000	3,242
4% 7/1/42	7,000	6,932
5.875% 7/15/16	2,100	2,270
7% 1/15/38	1,038	1,456
		31,371
Specialty Retail - 0.4%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	3,995
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,771
3.7% 4/15/22	5,500	5,677
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,116
4.2% 4/1/43	1,575	1,623
4.875% 2/15/44	2,875	3,308
5.4% 3/1/16	6,400	6,782
5.875% 12/16/36	4,700	6,018
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,402
4.625% 4/15/20	2,000	2,234
4.65% 4/15/42	6,500	7,075
5.8% 4/15/40	2,000	2,499
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,941
Turlock Corp.:
1.5% 11/2/17	4,775	4,779
2.75% 11/2/22	5,725	5,619
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Turlock Corp.: - continued
4% 11/2/32	$ 1,900	$ 1,908
4.15% 11/2/42	1,900	1,866
		75,613
TOTAL CONSUMER DISCRETIONARY		343,255
CONSUMER STAPLES - 1.9%
Beverages - 0.4%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,288
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,689
2.625% 1/17/23	2,825	2,734
4.625% 2/1/44	5,750	6,100
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 7/15/22	8,625	8,383
4.125% 1/15/15	5,700	5,725
5.375% 1/15/20	1,500	1,712
8.2% 1/15/39	2,800	4,266
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,712
5.75% 10/23/17	5,185	5,817
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,806
PepsiCo, Inc.:
3.1% 1/15/15	10,300	10,332
3.6% 8/13/42	3,000	2,749
4.25% 10/22/44	6,000	6,082
4.875% 11/1/40	2,300	2,533
7.9% 11/1/18	6,000	7,354
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,812
3.15% 11/15/20	3,700	3,893
		85,987
Food & Staples Retailing - 0.4%
CVS Health Corp.:
2.25% 8/12/19	3,750	3,746
5.3% 12/5/43	4,391	5,175
5.75% 5/15/41	6,000	7,346
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.:
3.9% 10/1/15	$ 9,000	$ 9,227
5.15% 8/1/43	2,725	3,009
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,853
2.8% 4/15/16	6,700	6,907
3.3% 4/22/24	11,000	11,383
5.625% 4/1/40	2,000	2,507
5.625% 4/15/41	4,600	5,821
6.5% 8/15/37	8,275	11,245
Walgreen Co.:
1.8% 9/15/17	1,900	1,913
3.1% 9/15/22	2,850	2,839
		78,971
Food Products - 0.5%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,548
ConAgra Foods, Inc.:
1.9% 1/25/18	5,675	5,652
3.2% 1/25/23	11,249	11,048
General Mills, Inc.:
2.2% 10/21/19	7,000	6,992
5.65% 2/15/19	13,501	15,428
Kellogg Co.:
3.125% 5/17/22	1,875	1,894
3.25% 5/21/18	2,800	2,930
4.45% 5/30/16	2,000	2,104
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	12,028
5% 6/4/42	2,825	3,054
Kraft Foods, Inc. 6.875% 2/1/38	5,250	6,934
Tyson Foods, Inc. 3.95% 8/15/24	7,575	7,814
Unilever Capital Corp. 2.2% 3/6/19	7,475	7,587
		88,013
Household Products - 0.3%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,354
2.4% 3/1/22	5,200	5,136
2.4% 6/1/23	8,000	7,764
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Procter & Gamble Co.:
1.8% 11/15/15	$ 5,000	$ 5,071
1.9% 11/1/19	4,000	4,019
2.3% 2/6/22	4,700	4,657
3.1% 8/15/23	10,000	10,235
3.15% 9/1/15	4,500	4,596
		49,832
Personal Products - 0.0%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	10,313
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,804
4.25% 8/9/42	9,780	9,263
9.7% 11/10/18	2,049	2,631
Philip Morris International, Inc.:
3.875% 8/21/42	4,825	4,507
4.5% 3/26/20	2,000	2,223
4.875% 11/15/43	6,000	6,517
5.65% 5/16/18	6,789	7,694
6.375% 5/16/38	1,450	1,859
Reynolds American, Inc.:
3.25% 11/1/22	1,325	1,301
4.85% 9/15/23	1,800	1,939
6.75% 6/15/17	2,899	3,259
7.25% 6/15/37	7,220	9,049
		57,046
TOTAL CONSUMER STAPLES		370,162
ENERGY - 3.0%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,209
Cameron International Corp. 3.7% 6/15/24	7,575	7,669
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,434
Halliburton Co.:
6.15% 9/15/19	2,000	2,338
7.45% 9/15/39	1,500	2,070
Nabors Industries, Inc. 2.35% 9/15/16	7,475	7,556
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Holding International Ltd.:
2.5% 3/15/17	$ 4,650	$ 4,689
3.05% 3/1/16	1,020	1,034
4.625% 3/1/21	1,340	1,331
5.25% 3/15/42	3,100	2,720
Transocean, Inc.:
6% 3/15/18	7,000	7,360
6.5% 11/15/20	4,000	3,958
Weatherford International Ltd. 7% 3/15/38	5,580	6,112
		52,480
Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	4,902
6.2% 3/15/40	2,000	2,344
6.45% 9/15/36	2,675	3,259
Apache Corp. 5.1% 9/1/40	3,000	3,054
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,850
2.5% 11/6/22	3,000	2,825
2.521% 1/15/20	6,000	6,040
3.125% 10/1/15	2,500	2,554
3.245% 5/6/22	7,750	7,725
3.875% 3/10/15	2,000	2,019
4.5% 10/1/20	2,000	2,179
4.75% 3/10/19	1,000	1,107
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,875	1,908
5.7% 5/15/17	1,148	1,265
6.25% 3/15/38	6,850	8,186
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,663
3.8% 9/15/23	1,750	1,757
6.75% 11/15/39	2,000	2,506
Chevron Corp.:
1.104% 12/5/17	5,700	5,677
1.718% 6/24/18	7,525	7,576
2.193% 11/15/19	11,400	11,485
ConocoPhillips Co.:
5.75% 2/1/19	2,902	3,337
6.5% 2/1/39	7,529	10,014
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP:
2.5% 12/1/17	$ 5,700	$ 5,822
3.875% 3/15/23	3,775	3,717
Devon Energy Corp.:
2.25% 12/15/18	5,750	5,763
3.25% 5/15/22	4,000	4,004
5.6% 7/15/41	2,875	3,251
El Paso Natural Gas Co. 5.95% 4/15/17	926	1,016
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	9,257
5.875% 12/15/16	1,000	1,091
6.5% 4/15/18	1,000	1,142
Enbridge, Inc. 3.5% 6/10/24	2,825	2,781
Encana Corp.:
3.9% 11/15/21	4,900	5,089
6.5% 2/1/38	5,000	6,003
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	8,352
4.15% 10/1/20	4,500	4,707
Enterprise Products Operating LP:
4.05% 2/15/22	9,325	9,872
4.85% 8/15/42	2,500	2,581
4.85% 3/15/44	5,000	5,224
5.7% 2/15/42	2,000	2,323
6.65% 4/15/18	2,000	2,305
7.55% 4/15/38	2,000	2,719
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,150
Hess Corp.:
3.5% 7/15/24	3,800	3,729
5.6% 2/15/41	3,400	3,744
8.125% 2/15/19	6,000	7,269
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,418
3.5% 9/1/23	2,000	1,925
3.95% 9/1/22	7,000	7,039
5% 3/1/43	1,000	954
5.625% 9/1/41	1,000	1,010
6.55% 9/15/40	3,000	3,360
Kinder Morgan Holding Co. LLC 5.3% 12/1/34	8,550	8,712
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,409
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp.:
3.5% 3/1/16	$ 1,000	$ 1,028
5.125% 3/1/21	1,000	1,102
6.5% 3/1/41	1,000	1,182
Nexen, Inc.:
5.2% 3/10/15	900	912
5.875% 3/10/35	3,710	4,330
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	2,027
2.7% 2/15/23	6,000	5,792
3.125% 2/15/22	2,000	1,992
ONEOK Partners LP:
3.2% 9/15/18	3,000	3,096
3.375% 10/1/22	5,000	4,825
Petro-Canada:
6.05% 5/15/18	3,650	4,160
6.8% 5/15/38	8,445	11,088
Petrobras Global Finance BV:
3% 1/15/19	2,850	2,708
4.375% 5/20/23	4,725	4,364
6.25% 3/17/24	1,900	1,947
7.25% 3/17/44	4,000	4,163
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	7,775	7,741
6.75% 1/27/41	6,275	6,146
7.875% 3/15/19	12,228	13,432
Petroleos Mexicanos:
3.125% 1/23/19	1,425	1,461
3.5% 7/18/18	5,925	6,146
3.5% 1/30/23	6,725	6,500
4.875% 1/24/22	18,010	19,181
5.5% 6/27/44	8,600	8,858
6.375% 1/23/45	3,000	3,456
Phillips 66 Co.:
4.875% 11/15/44	1,000	1,018
5.875% 5/1/42	9,500	10,938
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	7,200	7,194
3.95% 9/15/15	2,000	2,049
5.75% 1/15/20	1,000	1,150
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp.: - continued
6.125% 1/15/17	$ 1,795	$ 1,977
6.65% 1/15/37	2,795	3,486
Shell International Finance BV:
1.125% 8/21/17	1,375	1,377
2.375% 8/21/22	3,000	2,930
6.375% 12/15/38	4,200	5,657
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,242
Spectra Energy Partners, LP:
2.95% 9/25/18	2,877	2,966
4.75% 3/15/24	4,825	5,221
Statoil ASA:
1.2% 1/17/18	5,575	5,539
1.95% 11/8/18	7,300	7,352
2.25% 11/8/19	8,000	8,041
3.7% 3/1/24	3,650	3,747
5.1% 8/17/40	2,000	2,285
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	12,853
6.85% 6/1/39	2,000	2,656
Talisman Energy, Inc.:
5.5% 5/15/42	4,100	3,790
5.85% 2/1/37	2,000	1,919
The Williams Companies, Inc.:
4.55% 6/24/24	5,675	5,613
5.75% 6/24/44	1,900	1,817
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,618
Total Capital International SA:
1.55% 6/28/17	5,000	5,044
2.1% 6/19/19	4,275	4,305
2.7% 1/25/23	1,900	1,863
2.75% 6/19/21	6,000	6,060
2.875% 2/17/22	4,175	4,181
3.75% 4/10/24	2,000	2,093
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,814
3.4% 6/1/15	1,000	1,014
6.1% 6/1/40	6,700	8,179
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	7,316
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp. 6.625% 6/15/37	$ 5,420	$ 6,595
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,451
4% 7/1/22	3,000	3,067
Williams Partners LP:
3.35% 8/15/22	2,800	2,714
3.9% 1/15/25	3,525	3,492
XTO Energy, Inc.:
5% 1/31/15	1,733	1,747
5.65% 4/1/16	1,189	1,270
		535,247
TOTAL ENERGY		587,727
FINANCIALS - 8.8%
Banks - 4.0%
American Express Bank FSB 6% 9/13/17	615	690
Australia & New Zealand Banking Group Ltd. 1.875% 10/6/17	4,750	4,819
Bank of America Corp.:
2% 1/11/18	3,550	3,574
2.6% 1/15/19	3,775	3,828
2.65% 4/1/19	17,925	18,181
4% 4/1/24	9,000	9,411
4.1% 7/24/23	7,000	7,378
4.2% 8/26/24	8,500	8,674
4.25% 10/22/26	4,000	4,024
4.5% 4/1/15	16,765	16,984
5% 5/13/21	4,000	4,460
5.7% 1/24/22	6,250	7,271
5.75% 12/1/17	5,855	6,517
5.875% 1/5/21	6,640	7,716
6.5% 8/1/16	15,000	16,288
Bank of America NA:
5.3% 3/15/17	3,500	3,789
6% 10/15/36	2,419	2,991
Bank of Montreal:
1.4% 9/11/17	2,875	2,893
2.375% 1/25/19	3,700	3,745
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Bank of Nova Scotia:
2.05% 10/7/15	$ 4,000	$ 4,055
4.375% 1/13/21	1,000	1,109
Banque Centrale de Tunisie 2.452% 7/24/21	8,500	8,673
Barclays Bank PLC 3.9% 4/7/15	6,600	6,679
Barclays PLC 2.75% 11/8/19	10,000	10,039
BB&T Corp.:
1.6% 8/15/17	5,700	5,724
2.05% 6/19/18	1,900	1,918
BNP Paribas 3.6% 2/23/16	10,380	10,726
BNP Paribas SA 2.7% 8/20/18	4,900	5,041
BPCE SA:
2.5% 7/15/19	12,100	12,207
4% 4/15/24	2,000	2,088
Branch Banking & Trust Co.:
1.45% 10/3/16	2,000	2,020
3.8% 10/30/26	8,000	8,173
Capital One Bank NA 3.375% 2/15/23	2,424	2,404
Capital One NA 2.4% 9/5/19	7,000	6,999
Citigroup, Inc.:
2.25% 8/7/15	1,800	1,821
2.5% 9/26/18	750	763
2.5% 7/29/19	7,400	7,458
2.55% 4/8/19	3,700	3,750
2.65% 3/2/15	13,899	13,975
3.375% 3/1/23	6,000	6,069
3.953% 6/15/16	1,450	1,513
4.75% 5/19/15	7,193	7,331
5.3% 5/6/44	2,000	2,137
5.5% 9/13/25	5,000	5,589
5.875% 1/30/42	4,500	5,588
6.125% 5/15/18	1,769	2,012
6.125% 8/25/36	3,650	4,320
8.125% 7/15/39	8,000	12,164
8.5% 5/22/19	1,688	2,127
Comerica, Inc.:
3% 9/16/15	1,268	1,292
3.8% 7/22/26	3,650	3,693
Commonwealth Bank of Australia:
1.25% 9/18/15	4,750	4,780
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Commonwealth Bank of Australia: - continued
1.9% 9/18/17	$ 4,750	$ 4,824
Corporacion Andina de Fomento:
1.5% 8/8/17	2,825	2,836
3.75% 1/15/16	5,425	5,617
4.375% 6/15/22	14,100	15,272
Credit Suisse AG 6% 2/15/18	15,651	17,558
Credit Suisse New York Branch:
3% 10/29/21	3,000	3,000
3.625% 9/9/24	3,425	3,496
Discover Bank:
2% 2/21/18	7,375	7,380
4.2% 8/8/23	7,000	7,330
Export-Import Bank of Korea:
4% 1/11/17	11,380	12,001
5% 4/11/22	6,170	7,013
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,690
3.625% 1/25/16	2,000	2,062
4.5% 6/1/18	824	892
8.25% 3/1/38	2,079	3,157
HSBC Holdings PLC:
4.875% 1/14/22	10,100	11,326
5.1% 4/5/21	2,800	3,178
6.5% 9/15/37	10,500	13,352
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,659
2.625% 9/24/18	7,500	7,726
3.5% 6/23/24	7,000	7,196
Huntington Bancshares, Inc. 2.6% 8/2/18	4,675	4,751
Japan Bank International Cooperation 1.75% 5/29/19	15,100	15,170
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,316
2% 8/15/17	7,000	7,101
2.35% 1/28/19	23,000	23,290
3.15% 7/5/16	1,500	1,550
3.25% 9/23/22	4,000	4,048
3.375% 5/1/23	1,900	1,870
3.4% 6/24/15	10,710	10,884
3.7% 1/20/15	5,000	5,024
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
3.875% 9/10/24	$ 7,725	$ 7,805
4.35% 8/15/21	2,000	2,175
4.5% 1/24/22	13,000	14,268
4.625% 5/10/21	1,500	1,657
5.5% 10/15/40	5,700	6,753
5.6% 7/15/41	1,500	1,813
6.3% 4/23/19	10,000	11,662
JPMorgan Chase Bank 6% 10/1/17	7,075	7,927
KeyBank NA 2.5% 12/15/19	4,000	4,036
KeyCorp. 3.75% 8/13/15	7,000	7,152
MUFG Union Bank NA 2.625% 9/26/18	2,750	2,809
Nordic Investment Bank 0.5% 4/14/16	8,450	8,464
Oesterreichische Kontrollbank 2.375% 10/1/21	4,725	4,815
PNC Bank NA 2.4% 10/18/19	4,750	4,804
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	5,759
PNC Funding Corp.:
2.7% 9/19/16	11,300	11,642
6.7% 6/10/19	2,500	2,985
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,015
3.95% 11/9/22	5,300	5,404
4.5% 1/11/21	1,000	1,108
5.25% 5/24/41	3,000	3,542
Regions Bank 7.5% 5/15/18	2,000	2,336
Regions Financial Corp. 2% 5/15/18	3,650	3,630
Royal Bank of Canada 2.3% 7/20/16	5,500	5,635
Royal Bank of Scotland PLC 6.125% 1/11/21	3,700	4,375
Societe Generale SA 2.625% 10/1/18	3,750	3,826
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,718
2.5% 7/19/18	4,351	4,430
3.4% 7/11/24	5,725	5,850
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,030
2.5% 5/1/19	2,000	2,024
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	12,073
The Toronto Dominion Bank:
2.375% 10/19/16	1,200	1,235
2.5% 7/14/16	1,200	1,235
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
U.S. Bancorp:
3.15% 3/4/15	$ 5,000	$ 5,037
4.125% 5/24/21	3,000	3,274
Wachovia Corp. 5.75% 6/15/17	2,905	3,233
Wells Fargo & Co.:
1.5% 7/1/15	3,000	3,022
2.1% 5/8/17	2,725	2,787
3.3% 9/9/24	4,625	4,666
3.45% 2/13/23	3,675	3,692
4.1% 6/3/26	3,225	3,306
4.48% 1/16/24	3,816	4,074
5.375% 11/2/43	1,850	2,085
5.606% 1/15/44	11,380	13,249
5.625% 12/11/17	5,972	6,688
Westpac Banking Corp.:
1.125% 9/25/15	2,000	2,012
2% 8/14/17	5,000	5,096
4.875% 11/19/19	3,700	4,159
Zions Bancorp. 4.5% 6/13/23	207	218
		780,629
Capital Markets - 1.3%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,208
BlackRock, Inc.:
1.375% 6/1/15	3,000	3,017
3.5% 3/18/24	2,900	2,976
4.25% 5/24/21	6,500	7,146
Deutsche Bank AG London Branch 3.45% 3/30/15	2,000	2,020
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,884
Franklin Resources, Inc. 1.375% 9/15/17	1,900	1,910
Goldman Sachs Group, Inc.:
2.375% 1/22/18	9,950	10,129
2.55% 10/23/19	11,000	10,992
2.625% 1/31/19	12,850	13,014
2.9% 7/19/18	2,800	2,881
3.3% 5/3/15	2,225	2,250
3.625% 2/7/16	5,000	5,156
3.625% 1/22/23	9,000	9,135
3.85% 7/8/24	3,800	3,892
5.25% 7/27/21	4,500	5,075
5.625% 1/15/17	7,000	7,571
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.75% 1/24/22	$ 4,300	$ 4,979
5.95% 1/18/18	3,000	3,366
6% 6/15/20	1,650	1,911
6.15% 4/1/18	7,451	8,438
6.75% 10/1/37	14,860	18,402
JPMorgan Chase & Co. 1.875% 3/20/15	4,000	4,019
Lazard Group LLC:
4.25% 11/14/20	2,650	2,821
6.85% 6/15/17	3,804	4,276
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,531
6.875% 4/25/18	6,991	8,109
Merrill Lynch &Co., Inc. 7.75% 5/14/38	4,175	5,838
Morgan Stanley:
2.125% 4/25/18	8,000	8,037
2.375% 7/23/19	7,550	7,538
2.5% 1/24/19	6,000	6,070
3.7% 10/23/24	7,000	7,108
3.75% 2/25/23	6,775	6,969
3.875% 4/29/24	9,000	9,273
5.45% 1/9/17	236	256
5.5% 7/28/21	3,400	3,899
5.625% 9/23/19	2,000	2,279
5.75% 1/25/21	5,000	5,767
5.95% 12/28/17	5,745	6,450
6% 4/28/15	5,666	5,792
6.375% 7/24/42	2,900	3,783
6.625% 4/1/18	5,055	5,814
7.25% 4/1/32	1,000	1,368
7.3% 5/13/19	3,000	3,603
State Street Corp. 2.875% 3/7/16	3,340	3,436
The Bank of New York Mellon Corp.:
2.3% 7/28/16	1,000	1,026
5.45% 5/15/19	2,000	2,292
UBS AG Stamford Branch:
3.875% 1/15/15	1,163	1,168
5.75% 4/25/18	830	938
5.875% 12/20/17	2,034	2,288
		252,100
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - 1.6%
American Express Co.:
4.05% 12/3/42	$ 11,475	$ 11,223
7% 3/19/18	5,750	6,710
American Express Credit Corp.:
2.375% 3/24/17	3,825	3,928
2.75% 9/15/15	5,000	5,089
American Honda Finance Corp.:
2.125% 10/10/18	6,550	6,655
2.25% 8/15/19	7,650	7,724
Capital One Financial Corp. 4.75% 7/15/21	4,000	4,429
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,624
2.1% 6/9/19	1,600	1,610
2.25% 12/1/19	6,600	6,637
2.75% 6/24/15	1,500	1,520
2.85% 6/1/22	4,000	4,011
Discover Financial Services:
5.2% 4/27/22	1,000	1,104
6.45% 6/12/17	2,263	2,521
Ford Motor Credit Co. LLC:
2.375% 3/12/19	2,425	2,422
2.5% 1/15/16	3,750	3,815
2.75% 5/15/15	11,400	11,502
2.875% 10/1/18	1,575	1,614
3% 6/12/17	3,000	3,093
4.25% 2/3/17	7,600	8,025
4.25% 9/20/22	1,800	1,905
4.375% 8/6/23	4,000	4,271
5.875% 8/2/21	11,375	13,225
General Electric Capital Corp.:
1.6% 11/20/17	1,550	1,566
2.25% 11/9/15	6,228	6,335
2.95% 5/9/16	11,691	12,089
3.5% 6/29/15	12,081	12,307
4.65% 10/17/21	7,000	7,848
5.625% 9/15/17	7,044	7,870
5.625% 5/1/18	15,000	16,995
5.875% 1/14/38	15,625	19,408
6.375% 11/15/67 (g)	9,000	9,702
6.875% 1/10/39	4,000	5,545
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
HSBC Finance Corp. 5.5% 1/19/16	$ 11,200	$ 11,793
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,552
1.3% 3/12/18	3,675	3,654
1.95% 12/13/18	4,825	4,853
1.95% 3/4/19	9,600	9,603
2.25% 4/17/19	10,250	10,386
2.8% 1/27/23	5,000	4,991
Synchrony Financial 3% 8/15/19	5,675	5,762
Toyota Motor Credit Corp.:
0.875% 7/17/15	4,750	4,766
1% 2/17/15	1,600	1,602
2.05% 1/12/17	9,000	9,217
2.1% 1/17/19	6,000	6,047
2.125% 7/18/19	10,400	10,504
2.75% 5/17/21	2,600	2,646
		303,698
Diversified Financial Services - 0.3%
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,215
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,592
4.5% 2/11/43	2,000	2,133
CME Group, Inc. 5.3% 9/15/43	2,800	3,349
FMS Wertmanagement AoeR 1.125% 9/5/17	2,800	2,812
ING U.S., Inc. 5.7% 7/15/43	3,750	4,390
IntercontinentalExchange Group, Inc.:
2.5% 10/15/18	4,675	4,784
4% 10/15/23	3,750	3,961
International Finance Corp.:
2.25% 4/11/16	5,700	5,841
2.75% 4/20/15	6,625	6,691
National Rural Utilities Cooperative Finance Corp. 3.875% 9/16/15	4,000	4,110
Ontario Province 2% 1/30/19	5,000	5,080
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,851
		58,809
Insurance - 0.8%
ACE INA Holdings, Inc. 5.9% 6/15/19	3,000	3,475
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.:
3.375% 8/15/20	$ 5,775	$ 6,019
4.5% 7/16/44	8,875	9,008
4.875% 6/1/22	9,000	10,084
5.05% 10/1/15	3,000	3,110
5.85% 1/16/18	2,000	2,254
6.4% 12/15/20	2,900	3,480
Aon Corp. 3.125% 5/27/16	8,000	8,234
Aon PLC:
3.5% 6/14/24	2,000	2,018
4% 11/27/23	3,000	3,176
4.6% 6/14/44	1,600	1,608
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	553
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,348
Marsh & McLennan Companies, Inc.:
2.3% 4/1/17	5,000	5,100
2.35% 9/10/19	3,850	3,880
2.55% 10/15/18	5,800	5,928
3.5% 6/3/24	1,900	1,925
4.05% 10/15/23	6,775	7,193
MetLife, Inc.:
4.125% 8/13/42	3,900	3,816
4.721% 12/15/44	5,000	5,346
5% 6/15/15	1,153	1,180
5.875% 2/6/41	2,400	2,954
7.717% 2/15/19	9,000	11,025
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,968
5.1% 8/15/43	4,000	4,372
5.4% 6/13/35	447	511
5.5% 3/15/16	421	446
5.625% 5/12/41	2,000	2,322
5.7% 12/14/36	380	447
6.2% 1/15/15	1,340	1,349
6.2% 11/15/40	2,400	2,970
7.375% 6/15/19	3,000	3,638
8.875% 6/15/38 (g)	2,944	3,478
The Chubb Corp.:
5.75% 5/15/18	4,175	4,753
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
The Chubb Corp.: - continued
6.5% 5/15/38	$ 3,510	$ 4,818
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	10,950
		151,736
Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,779
3.9% 6/15/23	5,650	5,701
American Tower Corp. 3.4% 2/15/19	7,475	7,657
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,863
4.125% 5/15/21	2,100	2,241
DDR Corp.:
3.375% 5/15/23	2,825	2,750
4.625% 7/15/22	1,900	2,033
Duke Realty LP:
3.625% 4/15/23	2,750	2,762
3.75% 12/1/24	5,750	5,767
5.95% 2/15/17	630	690
6.5% 1/15/18	1,000	1,133
Federal Realty Investment Trust 3% 8/1/22	4,750	4,736
HCP, Inc. 3.875% 8/15/24	7,575	7,681
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,500
3.75% 3/15/23	8,660	8,723
HRPT Properties Trust:
6.25% 6/15/17	1,221	1,324
6.65% 1/15/18	612	675
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,197
Omega Healthcare Investors, Inc. 4.5% 1/15/25 (d)	4,750	4,770
Simon Property Group LP:
2.8% 1/30/17	4,700	4,862
4.125% 12/1/21	3,200	3,481
5.65% 2/1/20	4,300	4,991
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,781
		85,097
Real Estate Management & Development - 0.4%
BioMed Realty LP 4.25% 7/15/22	3,000	3,103
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,827
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Digital Realty Trust LP 4.5% 7/15/15	$ 2,000	$ 2,028
ERP Operating LP:
2.375% 7/1/19	5,750	5,778
3% 4/15/23	1,875	1,842
4.625% 12/15/21	5,700	6,286
Liberty Property LP:
3.375% 6/15/23	2,775	2,727
4.4% 2/15/24	7,425	7,834
4.75% 10/1/20	1,000	1,090
5.125% 3/2/15	840	849
5.5% 12/15/16	1,000	1,081
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,871
3.15% 5/15/23	4,700	4,300
4.5% 4/18/22	4,210	4,273
Regency Centers LP:
5.25% 8/1/15	2,113	2,175
5.875% 6/15/17	1,046	1,161
Tanger Properties LP:
3.75% 12/1/24	6,500	6,540
6.125% 6/1/20	4,408	5,144
6.15% 11/15/15	24	25
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,773
		68,707
TOTAL FINANCIALS		1,700,776
HEALTH CARE - 1.7%
Biotechnology - 0.2%
Amgen, Inc.:
2.2% 5/22/19	11,425	11,424
2.5% 11/15/16	2,000	2,053
3.875% 11/15/21	9,600	10,158
5.15% 11/15/41	11,150	12,139
5.85% 6/1/17	2,928	3,244
		39,018
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc.:
1.85% 6/15/18	$ 8,000	$ 8,000
4.5% 8/15/19	3,000	3,306
		11,306
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,952
4.125% 6/1/21	7,000	7,564
4.125% 11/15/42	4,411	4,322
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,752
4.35% 11/1/42	2,000	1,930
Cigna Corp. 4% 2/15/22	4,600	4,843
Coventry Health Care, Inc. 5.95% 3/15/17	1,731	1,907
Express Scripts Holding Co.:
2.1% 2/12/15	5,093	5,106
2.25% 6/15/19	3,800	3,795
3.9% 2/15/22	10,400	10,903
6.125% 11/15/41	3,000	3,768
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,421
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	2,039
McKesson Corp.:
0.95% 12/4/15	2,850	2,857
1.4% 3/15/18	4,725	4,658
3.796% 3/15/24	5,000	5,116
4.883% 3/15/44	5,000	5,350
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,031
NYU Hospitals Center 4.784% 7/1/44	7,600	7,752
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,827
4.375% 3/15/42	11,800	12,075
WellPoint, Inc.:
1.25% 9/10/15	1,575	1,583
1.875% 1/15/18	2,000	2,000
3.3% 1/15/23	2,000	1,998
4.625% 5/15/42	2,600	2,639
4.65% 1/15/43	2,000	2,051
5.8% 8/15/40	4,000	4,625
		112,864
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	$ 2,850	$ 2,865
4.15% 2/1/24	4,379	4,620
5.3% 2/1/44	5,820	6,583
		14,068
Pharmaceuticals - 0.8%
AbbVie, Inc.:
1.2% 11/6/15	5,700	5,720
1.75% 11/6/17	5,700	5,730
2.9% 11/6/22	5,700	5,576
4.4% 11/6/42	4,775	4,745
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,073
6.45% 9/15/37	3,250	4,305
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,419
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	9,731
6.375% 5/15/38	7,218	9,425
Johnson & Johnson:
4.5% 12/5/43	6,625	7,533
4.85% 5/15/41	4,260	5,027
Merck & Co., Inc.:
1.3% 5/18/18	7,000	6,950
2.25% 1/15/16	1,000	1,019
2.4% 9/15/22	2,000	1,946
3.6% 9/15/42	2,000	1,906
3.875% 1/15/21	1,000	1,081
4% 6/30/15	3,000	3,064
5% 6/30/19	5,970	6,746
Mylan, Inc. 1.35% 11/29/16	5,295	5,291
Novartis Capital Corp.:
2.4% 9/21/22	3,750	3,702
3.7% 9/21/42	2,825	2,758
Perrigo Co. PLC:
2.3% 11/8/18	4,609	4,559
4% 11/15/23	5,000	5,138
Perrigo Finance PLC 4.9% 12/15/44	3,089	3,158
Pfizer, Inc.:
6.2% 3/15/19	4,000	4,681
7.2% 3/15/39	5,400	7,799
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA 1.25% 4/10/18	$ 7,550	$ 7,511
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,125	3,114
3.25% 10/1/22	3,000	2,930
Zoetis, Inc.:
1.875% 2/1/18	1,000	990
3.25% 2/1/23	5,000	4,883
4.7% 2/1/43	5,000	4,897
		149,407
TOTAL HEALTH CARE		326,663
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.3%
Boeing Capital Corp. 2.125% 8/15/16	4,500	4,607
General Dynamics Corp. 2.25% 7/15/16	2,400	2,464
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,730
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,069
4.85% 9/15/41	2,700	3,019
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,869
4.75% 6/1/43	4,000	4,274
Raytheon Co.:
3.125% 10/15/20	2,000	2,083
3.15% 12/15/24	8,900	8,920
4.875% 10/15/40	1,000	1,137
The Boeing Co.:
6% 3/15/19	1,000	1,163
6.875% 3/15/39	3,300	4,759
United Technologies Corp.:
3.1% 6/1/22	2,875	2,947
4.5% 4/15/20	4,000	4,467
4.5% 6/1/42	7,380	7,974
5.7% 4/15/40	2,000	2,498
6.125% 2/1/19	4,000	4,681
		66,661
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. 6.2% 1/15/38	2,500	3,321
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - 0.1%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	$ 3,540	$ 3,783
Continental Airlines, Inc.:
4% 4/29/26	4,450	4,522
6.648% 3/15/19	1,231	1,283
6.9% 7/2/19	479	504
		10,092
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,557
Waste Management, Inc. 2.9% 9/15/22	6,675	6,609
		11,166
Industrial Conglomerates - 0.3%
3M Co. 2% 6/26/22	4,000	3,865
Covidien International Finance SA:
2.95% 6/15/23	3,000	2,930
3.2% 6/15/22	2,150	2,172
6% 10/15/17	2,902	3,271
6.55% 10/15/37	4,250	5,545
Danaher Corp. 3.9% 6/23/21	2,900	3,142
General Electric Co.:
3.375% 3/11/24	5,500	5,700
4.5% 3/11/44	8,500	9,215
5.25% 12/6/17	18,540	20,575
Roper Industries, Inc. 2.05% 10/1/18	5,675	5,664
		62,079
Machinery - 0.1%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	5,937
5.3% 9/15/35	7,000	8,509
Deere & Co. 5.375% 10/16/29	1,000	1,219
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	5,093	5,105
4.65% 11/1/44	6,000	6,044
		26,814
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,588
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,780
3.05% 3/15/22	10,000	10,099
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Burlington Northern Santa Fe LLC: - continued
4.375% 9/1/42	$ 4,500	$ 4,511
4.55% 9/1/44	3,000	3,120
4.9% 4/1/44	4,000	4,382
Canadian National Railway Co. 2.85% 12/15/21	5,000	5,111
CSX Corp.:
3.4% 8/1/24	4,625	4,676
4.1% 3/15/44	6,775	6,541
7.375% 2/1/19	10,000	12,090
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,575
3.25% 12/1/21	5,000	5,158
3.95% 10/1/42	1,900	1,846
5.75% 1/15/16	10,000	10,552
Union Pacific Corp. 4.75% 9/15/41	2,800	3,099
		87,128
TOTAL INDUSTRIALS		267,261
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
4.45% 1/15/20	2,000	2,218
4.95% 2/15/19	3,479	3,898
5.9% 2/15/39	12,416	15,345
		21,461
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	5,024
2.375% 12/17/18	3,000	3,048
3.45% 8/1/24	3,650	3,709
6.55% 10/1/17	2,338	2,655
7.125% 10/1/37	2,475	3,314
		17,750
Internet Software & Services - 0.0%
Google, Inc. 3.625% 5/19/21	3,780	4,064
IT Services - 0.2%
IBM Corp.:
1.25% 2/6/17	11,250	11,329
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
IBM Corp.: - continued
1.95% 7/22/16	$ 1,500	$ 1,533
3.625% 2/12/24	5,000	5,203
7.625% 10/15/18	13,000	15,799
Xerox Corp.:
2.75% 3/15/19	5,000	5,046
4.25% 2/15/15	1,000	1,007
4.5% 5/15/21	4,000	4,287
5.625% 12/15/19	1,000	1,133
		45,337
Software - 0.3%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,049
3.625% 12/15/23	22,325	23,897
4.2% 6/1/19	2,000	2,208
5.3% 2/8/41	1,500	1,805
Oracle Corp.:
2.25% 10/8/19	4,725	4,767
3.4% 7/8/24	4,725	4,856
5.375% 7/15/40	12,500	14,674
5.75% 4/15/18	7,400	8,407
		62,663
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
2.1% 5/6/19	6,475	6,546
3.85% 5/4/43	13,000	12,641
Hewlett-Packard Co.:
2.35% 3/15/15	2,000	2,009
3.3% 12/9/16	5,250	5,452
4.3% 6/1/21	2,780	2,908
6% 9/15/41	1,500	1,666
		31,222
TOTAL INFORMATION TECHNOLOGY		182,497
MATERIALS - 1.4%
Chemicals - 0.6%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,102
Albemarle Corp. 3% 12/1/19	2,850	2,868
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	$ 4,000	$ 4,013
3.625% 1/15/21	5,000	5,304
4.15% 2/15/43	4,000	3,916
4.625% 1/15/20	3,000	3,341
Ecolab, Inc.:
1% 8/9/15	4,750	4,767
1.45% 12/8/17	6,650	6,631
5.5% 12/8/41	3,000	3,522
Lubrizol Corp. 8.875% 2/1/19	919	1,157
LYB International Finance BV:
4% 7/15/23	5,625	5,891
4.875% 3/15/44	5,850	6,206
LyondellBasell Industries NV 5% 4/15/19	3,000	3,303
Monsanto Co.:
2.125% 7/15/19	7,458	7,459
2.75% 7/15/21	6,357	6,357
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	3,987
3.75% 9/30/15	2,000	2,051
4.875% 3/30/20	1,500	1,672
5.625% 12/1/40	1,800	2,172
Praxair, Inc.:
2.2% 8/15/22	2,000	1,909
2.45% 2/15/22	4,650	4,543
3.25% 9/15/15	3,200	3,275
3.55% 11/7/42	2,000	1,889
The Dow Chemical Co.:
3% 11/15/22	4,900	4,841
4.125% 11/15/21	7,700	8,223
8.55% 5/15/19	2,358	2,971
9.4% 5/15/39	3,000	4,857
The Mosaic Co. 5.625% 11/15/43	3,750	4,258
		112,485
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	1,969
Containers & Packaging - 0.0%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,555
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - 0.7%
Barrick Gold Corp.:
3.85% 4/1/22	$ 8,000	$ 7,818
5.25% 4/1/42	4,500	4,204
BHP Billiton Financial (U.S.A.) Ltd.:
2.05% 9/30/18	8,075	8,161
2.875% 2/24/22	9,300	9,334
5% 9/30/43	3,000	3,402
6.5% 4/1/19	2,500	2,967
Freeport-McMoRan, Inc.:
2.375% 3/15/18	10,425	10,485
3.1% 3/15/20	3,800	3,783
3.55% 3/1/22	5,125	4,999
3.875% 3/15/23	2,000	1,967
5.45% 3/15/43	3,000	3,013
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,083
6.25% 10/1/39	1,600	1,574
Nucor Corp.:
4% 8/1/23	3,000	3,143
5.2% 8/1/43	4,000	4,311
Rio Tinto Finance (U.S.A.) Ltd.:
2.25% 9/20/16	1,200	1,226
3.75% 9/20/21	3,200	3,324
6.5% 7/15/18	1,398	1,612
7.125% 7/15/28	2,000	2,618
Rio Tinto Finance (U.S.A.) PLC:
2.25% 12/14/18	3,000	3,018
2.875% 8/21/22	6,000	5,762
Southern Copper Corp. 5.25% 11/8/42	5,775	5,329
Teck Resources Ltd.:
4.75% 1/15/22	3,850	3,923
5.2% 3/1/42	5,200	4,595
Vale Overseas Ltd.:
4.375% 1/11/22	11,400	11,384
5.625% 9/15/19	6,210	6,877
6.25% 1/23/17	9,395	10,200
		130,112
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
International Paper Co.:
3.65% 6/15/24	$ 4,725	$ 4,686
4.75% 2/15/22	11,500	12,574
		17,260
TOTAL MATERIALS		265,381
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.4% 8/15/16	12,800	13,107
4.35% 6/15/45	24,760	23,444
5.55% 8/15/41	7,300	8,156
5.8% 2/15/19	4,000	4,579
6.3% 1/15/38	838	1,015
BellSouth Capital Funding Corp. 7.875% 2/15/30	131	175
British Telecommunications PLC:
2% 6/22/15	7,000	7,052
9.625% 12/15/30	4,515	7,153
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	4,203
Orange SA:
2.125% 9/16/15	1,000	1,010
5.375% 7/8/19	4,000	4,528
Telefonica Emisiones S.A.U.:
3.992% 2/16/16	3,850	3,987
4.949% 1/15/15	3,000	3,014
5.462% 2/16/21	2,700	3,054
5.877% 7/15/19	2,000	2,301
6.421% 6/20/16	1,151	1,243
7.045% 6/20/36	2,600	3,391
Verizon Communications, Inc.:
2% 11/1/16	9,600	9,781
4.5% 9/15/20	23,600	25,831
4.75% 11/1/41	1,000	1,024
5.012% 8/21/54 (d)	12,557	13,075
5.15% 9/15/23	23,600	26,531
6.25% 4/1/37	3,121	3,771
6.35% 4/1/19	6,000	7,002
6.55% 9/15/43	12,516	16,166
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
6.9% 4/15/38	$ 6,025	$ 7,832
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,754
		206,179
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,229
6.125% 11/15/37	8,365	10,059
Rogers Communications, Inc.:
4.1% 10/1/23	4,825	5,094
5.45% 10/1/43	5,775	6,436
Vodafone Group PLC:
1.25% 9/26/17	4,000	3,954
1.5% 2/19/18	7,700	7,645
2.5% 9/26/22	3,000	2,827
2.95% 2/19/23	6,900	6,668
5.45% 6/10/19	6,000	6,802
		54,714
TOTAL TELECOMMUNICATION SERVICES		260,893
UTILITIES - 1.8%
Electric Utilities - 1.3%
Alabama Power Co.:
4.15% 8/15/44	4,650	4,763
5.2% 6/1/41	3,850	4,639
AmerenUE:
3.9% 9/15/42	3,700	3,714
6.4% 6/15/17	2,959	3,315
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	4,020
2.95% 12/15/22	4,000	3,951
Baltimore Gas & Electric Co. 3.35% 7/1/23	2,850	2,918
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,352
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,776
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,498
Commonwealth Edison Co.:
3.1% 11/1/24	10,000	10,048
3.4% 9/1/21	1,000	1,045
5.8% 3/15/18	9,945	11,289
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Dayton Power & Light Co. 1.875% 9/15/16	$ 3,750	$ 3,790
Detroit Edison Co. 2.65% 6/15/22	8,000	7,901
Duke Energy Carolinas LLC:
4% 9/30/42	3,750	3,814
5.25% 1/15/18	4,355	4,854
6% 1/15/38	3,450	4,486
Duke Energy Corp.:
2.1% 6/15/18	4,650	4,723
3.75% 4/15/24	6,000	6,268
3.95% 10/15/23	2,443	2,601
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,800	1,865
4.375% 3/30/44	2,000	2,136
Edison International 3.75% 9/15/17	3,000	3,186
FirstEnergy Solutions Corp. 6.8% 8/15/39	3,500	3,695
Florida Power & Light Co. 3.25% 6/1/24	4,725	4,844
Hydro-Quebec:
1.375% 6/19/17	1,000	1,010
2% 6/30/16	7,310	7,476
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,786
Mississippi Power Co. 4.25% 3/15/42	1,840	1,811
Nevada Power Co. 6.5% 8/1/18	1,555	1,814
Northern States Power Co.:
3.4% 8/15/42	2,000	1,841
4.125% 5/15/44	4,500	4,715
5.25% 3/1/18	10,500	11,768
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,870
3.75% 8/15/42	5,900	5,496
5.4% 1/15/40	4,000	4,674
PacifiCorp:
3.6% 4/1/24	4,000	4,166
6% 1/15/39	6,193	7,941
Pennsylvania Electric Co. 6.05% 9/1/17	757	845
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,250
PPL Capital Funding, Inc.:
3.4% 6/1/23	2,675	2,682
4.2% 6/15/22	2,000	2,128
4.7% 6/1/43	1,800	1,873
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.:
4.875% 12/1/19	$ 1,700	$ 1,898
6% 12/1/39	5,200	6,586
Public Service Electric & Gas Co.:
2.7% 5/1/15	2,000	2,019
3.65% 9/1/42	2,825	2,670
4% 6/1/44	5,000	5,001
Tampa Electric Co.:
6.15% 5/15/37	6,260	8,199
6.55% 5/15/36	5,500	7,595
TECO Finance, Inc. 4% 3/15/16	2,875	2,990
Virginia Electric & Power Co.:
3.45% 2/15/24	2,750	2,830
4.45% 2/15/44	2,750	2,938
5% 6/30/19	5,000	5,663
6% 5/15/37	2,000	2,565
Wisconsin Electric Power Co.:
4.25% 6/1/44	4,700	4,937
6.25% 12/1/15	2,983	3,151
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,126
		244,805
Gas Utilities - 0.0%
Southern California Gas Co. 3.75% 9/15/42	2,000	1,943
Southern Natural Gas Co. 5.9% 4/1/17 (d)	438	480
		2,423
Multi-Utilities - 0.5%
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,834
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,299
CMS Energy Corp. 4.875% 3/1/44	5,000	5,355
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,221
4.45% 3/15/44	8,000	8,378
5.5% 12/1/39	2,500	3,007
Consumers Energy Co. 2.85% 5/15/22	6,650	6,653
Delmarva Power & Light 4% 6/1/42	4,000	4,031
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,012
2.5% 12/1/19	6,700	6,756
2.5331% 9/30/66 (g)	1,000	940
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.: - continued
4.9% 8/1/41	$ 2,000	$ 2,184
7.5% 6/30/66 (g)	1,000	1,065
MidAmerican Energy Holdings, Co.:
5.15% 11/15/43	1,650	1,871
5.75% 4/1/18	3,750	4,229
6.5% 9/15/37	7,605	9,968
National Grid PLC 6.3% 8/1/16	1,463	1,592
NiSource Finance Corp.:
4.8% 2/15/44	5,500	5,802
5.25% 9/15/17	835	921
5.45% 9/15/20	5,111	5,841
6.25% 12/15/40	2,453	3,100
6.4% 3/15/18	1,532	1,756
PG&E Corp. 2.4% 3/1/19	2,406	2,419
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,085
Sempra Energy:
2.875% 10/1/22	3,000	2,914
4.05% 12/1/23	5,000	5,310
6% 10/15/39	1,000	1,251
6.5% 6/1/16	3,000	3,247
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	4,228	4,314
		102,355
TOTAL UTILITIES		349,583
TOTAL NONCONVERTIBLE BONDS (Cost $4,384,129)		4,654,198
U.S. Government and Government Agency Obligations - 42.2%

U.S. Government Agency Obligations - 2.8%
Fannie Mae:
0.5% 3/30/16	28,500	28,587
0.875% 10/26/17	32,907	32,816
1.75% 11/26/19	9,606	9,629
1.875% 9/18/18	15,050	15,361
2.625% 9/6/24	4,000	4,032
5% 3/15/16	28,200	29,913
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Federal Home Loan Bank:
0.625% 12/28/16	$ 28,350	$ 28,382
0.875% 5/24/17	15,825	15,852
1% 6/21/17	35,300	35,414
5% 11/17/17	33,300	37,184
5.5% 7/15/36	1,500	2,009
Freddie Mac:
0.5% 5/13/16	30,000	30,081
0.875% 10/14/16	24,375	24,511
1% 6/29/17	2,660	2,673
1% 9/29/17	32,075	32,082
1.375% 5/1/20	14,000	13,694
1.75% 9/10/15	20,385	20,634
2.375% 1/13/22	13,000	13,188
3.75% 3/27/19	2,300	2,515
4.875% 6/13/18	66,960	75,526
6.25% 7/15/32	7,700	10,981
6.75% 3/15/31	26,000	38,392
Tennessee Valley Authority:
5.25% 9/15/39	20,000	25,023
5.375% 4/1/56	5,395	6,801
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		535,280
U.S. Treasury Obligations - 39.4%
U.S. Treasury Bonds:
3.125% 8/15/44	29,870	31,088
3.375% 5/15/44	72,390	78,922
3.5% 2/15/39	8,315	9,296
3.625% 8/15/43	26,640	30,378
3.625% 2/15/44	67,570	77,093
3.75% 11/15/43	44,780	52,197
3.875% 8/15/40	30,080	35,795
4.25% 5/15/39	26,000	32,622
4.25% 11/15/40	811	1,024
4.375% 2/15/38	8,200	10,447
4.375% 11/15/39	100	128
4.375% 5/15/40	8,000	10,276
4.375% 5/15/41	57,765	74,612
4.5% 2/15/36	31,420	40,785
4.5% 5/15/38	15,000	19,464
4.5% 8/15/39	39,000	50,740
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
4.625% 2/15/40	$ 21,500	$ 28,521
4.75% 2/15/37	9,420	12,644
4.75% 2/15/41	54,830	74,693
5% 5/15/37	11,000	15,273
5.375% 2/15/31	53,470	73,638
6.25% 5/15/30	86,360	127,880
8.75% 5/15/17	8,000	9,572
8.875% 8/15/17	5,000	6,081
8.875% 2/15/19	6,960	9,125
9% 11/15/18	4,000	5,207
9.125% 5/15/18	3,000	3,823
U.S. Treasury Notes:
0.125% 4/30/15	32,560	32,573
0.25% 5/15/15	50,890	50,942
0.25% 7/15/15	20,040	20,057
0.25% 8/15/15	41,845	41,888
0.25% 12/15/15	3	3
0.25% 4/15/16	144,180	144,270
0.25% 5/15/16	70,330	70,330
0.375% 6/15/15	56,410	56,507
0.375% 6/30/15	61,100	61,210
0.375% 10/31/16	9,870	9,855
0.5% 6/15/16	41,060	41,201
0.5% 8/31/16	39,100	39,182
0.625% 7/15/16	147,580	148,295
0.625% 8/15/16	37,000	37,162
0.625% 11/15/16	18,700	18,757
0.625% 12/15/16	122,260	122,547
0.625% 2/15/17	205,420	205,596
0.625% 5/31/17	31,820	31,735
0.625% 9/30/17	27,465	27,278
0.75% 1/15/17	23,270	23,368
0.75% 3/15/17	66,400	66,608
0.75% 10/31/17	32,870	32,747
0.875% 9/15/16	15,010	15,135
0.875% 11/30/16	71,530	72,089
0.875% 12/31/16	12,063	12,148
0.875% 1/31/17	54,880	55,232
0.875% 2/28/17	109,294	109,977
0.875% 4/15/17	146,720	147,476
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.875% 5/15/17	$ 49,260	$ 49,476
0.875% 6/15/17	112,340	112,753
0.875% 7/15/17	100,740	101,031
0.875% 8/15/17	82,420	82,575
0.875% 10/15/17	206,880	207,042
0.875% 1/31/18	9,310	9,277
0.875% 7/31/19	66,410	64,682
1% 8/31/16	100,010	101,080
1% 9/30/16	46,030	46,515
1% 10/31/16	86,750	87,672
1% 3/31/17	45,115	45,475
1% 9/15/17 (c)	64,200	64,521
1% 5/31/18	4,670	4,654
1% 11/30/19	2,980	2,906
1.125% 4/30/20	204,330	199,062
1.25% 8/31/15	74,230	74,868
1.25% 10/31/18	45,190	45,204
1.25% 11/30/18	47,480	47,439
1.25% 1/31/19	14,670	14,623
1.25% 4/30/19	1,150	1,143
1.375% 6/30/18	31,800	32,073
1.375% 7/31/18	1,175	1,184
1.375% 9/30/18	126,860	127,633
1.375% 2/28/19	98,500	98,592
1.375% 1/31/20	20,920	20,724
1.5% 6/30/16	86,270	87,894
1.5% 7/31/16	31,340	31,940
1.5% 8/31/18	252,040	254,954
1.5% 12/31/18	4,060	4,092
1.5% 1/31/19	37,180	37,444
1.5% 2/28/19	32,250	32,462
1.5% 3/31/19	12,800	12,870
1.5% 10/31/19	36,700	36,697
1.5% 11/30/19	79,810	79,773
1.625% 4/30/19	4,980	5,031
1.625% 7/31/19	43,010	43,359
1.625% 8/31/19	100,350	101,087
1.75% 7/31/15	53,000	53,580
1.75% 5/31/16	13,840	14,146
1.75% 10/31/18	10	10
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.75% 9/30/19	$ 11,230	$ 11,367
1.75% 10/31/20	9,960	9,958
1.875% 6/30/15	60,900	61,533
1.875% 9/30/17	11,325	11,645
1.875% 10/31/17	40,860	42,028
1.875% 6/30/20	24,290	24,580
1.875% 11/30/21	58,610	58,459
2% 4/30/16	49,100	50,320
2% 11/30/20	31,910	32,341
2% 2/28/21	26,380	26,673
2% 5/31/21	40,290	40,655
2% 8/31/21	108,300	109,019
2% 10/31/21	29,700	29,888
2.125% 5/31/15	86,030	86,917
2.125% 2/29/16	134,950	138,155
2.125% 8/31/20	49,753	50,896
2.125% 1/31/21	3,060	3,119
2.125% 6/30/21	7,260	7,378
2.125% 8/15/21	90,750	92,118
2.125% 9/30/21	43,640	44,298
2.25% 3/31/16	54,000	55,439
2.25% 11/30/17	11,000	11,431
2.25% 4/30/21	42,310	43,374
2.25% 7/31/21	31,690	32,445
2.25% 11/15/24	45,770	45,999
2.375% 8/15/24	78,790	80,058
2.5% 3/31/15	52,000	52,414
2.5% 4/30/15	50,580	51,098
2.5% 8/15/23	97,170	100,328
2.5% 5/15/24	113,100	116,290
2.625% 2/29/16	13,600	14,006
2.625% 4/30/18	10,200	10,732
2.625% 8/15/20	141,000	148,072
2.625% 11/15/20	94,180	98,808
2.75% 11/30/16	25,000	26,125
2.75% 12/31/17	3,000	3,164
2.75% 11/15/23	102,790	108,122
2.75% 2/15/24	135,610	142,465
3% 8/31/16	12,402	12,966
3% 9/30/16	22,000	23,026
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 10/31/16	$ 23,900	$ 25,112
3.125% 5/15/21	50,876	54,859
3.25% 5/31/16	14,200	14,833
3.25% 12/31/16	25,000	26,402
3.375% 11/15/19	27,740	30,213
3.5% 2/15/18	4,000	4,317
3.5% 5/15/20	81,800	89,820
3.625% 2/15/20	59,600	65,774
3.625% 2/15/21	39,800	44,103
3.875% 5/15/18	8,000	8,763
4% 8/15/18	22,000	24,279
4.125% 5/15/15	19,300	19,660
4.25% 11/15/17	16,000	17,564
4.5% 5/15/17	13,000	14,207
4.625% 11/15/16	15,000	16,212
4.625% 2/15/17	14,000	15,243
5.125% 5/15/16	13,100	14,024
TOTAL U.S. TREASURY OBLIGATIONS		7,646,129
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,910,949)		8,181,409
U.S. Government Agency - Mortgage Securities - 28.6%

Fannie Mae - 16.8%
2.048% 11/1/34 (g)	13,689	14,452
2.479% 11/1/34 (g)	1,091	1,164
2.5% 3/1/27 to 8/1/43	253,832	258,531
2.5% 12/1/29 (f)	5,000	5,101
3% 11/1/20 to 12/1/43	646,461	660,017
3% 12/1/29 (f)	8,000	8,331
3% 12/1/29 (f)	22,000	22,911
3% 12/1/44 (f)	6,000	6,066
3% 12/1/44 (f)	12,000	12,131
3.131% 4/1/41 (g)	8,309	8,862
3.5% 10/1/18 to 11/1/43	515,544	540,289
3.5% 12/1/29 (f)	4,000	4,237
3.5% 12/1/44 (f)	31,000	32,313
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.5% 12/1/44 (f)	$ 52,800	$ 55,036
3.5% 12/1/44 (f)	23,000	23,974
3.5% 12/1/44 (f)	50,100	52,221
4% 3/1/15 to 9/1/44	472,349	505,681
4% 12/1/44 (f)	27,000	28,833
4% 12/1/44 (f)	89,300	95,363
4% 12/1/44 (f)	24,000	25,629
4% 12/1/44 (f)	89,700	95,790
4.5% 1/1/19 to 8/1/44	278,128	302,404
4.5% 12/1/44 (f)	5,000	5,434
4.5% 12/1/44 (f)	25,000	27,172
5% 12/1/20 to 10/1/43	142,839	158,067
5% 12/1/44 (f)	3,000	3,327
5% 12/1/44 (f)	27,300	30,273
5.5% 8/1/17 to 9/1/41	120,463	135,185
5.5% 12/1/44 (f)	3,000	3,359
6% 2/1/23 to 7/1/41	88,929	100,839
6.5% 3/1/22 to 6/1/40	32,048	36,843
TOTAL FANNIE MAE		3,259,835
Freddie Mac - 4.3%
1.85% 3/1/36 (g)	6,857	7,149
2.353% 12/1/35 (g)	5,962	6,348
2.475% 9/1/37 (g)	1,762	1,890
2.5% 5/1/23 to 10/1/29	51,349	52,487
3% 3/1/27 to 10/1/43	158,855	162,605
3.5% 9/1/18 to 8/1/44	155,205	162,295
4% 3/1/26 to 3/1/44	110,694	118,341
4% 12/1/44 (f)	10,000	10,666
4.5% 6/1/25 to 4/1/44	146,452	159,294
4.682% 3/1/35 (g)	2,550	2,727
5% 4/1/23 to 9/1/40	85,329	94,701
5.5% 5/1/23 to 1/1/41	47,790	53,542
6% 4/1/32 to 8/1/37	2,282	2,598
6.5% 8/1/36 to 12/1/37	973	1,105
TOTAL FREDDIE MAC		835,748
Ginnie Mae - 7.5%
2.5% 10/20/42 to 3/20/44	8,603	8,507
3% 4/15/42 to 7/20/44	245,538	252,421
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
3% 12/1/44 (f)	$ 5,000	$ 5,131
3% 12/1/44 (f)	1,000	1,026
3.5% 10/15/40 to 2/20/44	319,984	336,554
3.5% 12/1/44 (f)	18,000	18,908
3.5% 12/1/44 (f)	24,700	25,947
3.5% 12/1/44 (f)	18,300	19,224
4% 1/15/25 to 9/15/44	221,964	238,941
4% 12/1/44 (f)	13,000	13,952
4% 12/1/44 (f)	32,100	34,450
4% 12/1/44 (f)	23,300	25,006
4% 12/1/44 (f)	22,600	24,254
4.5% 9/15/33 to 9/20/42	130,828	143,667
4.5% 12/1/44 (f)	3,000	3,285
4.5% 12/1/44 (f)	12,000	13,142
4.5% 12/1/44 (f)	78,900	86,408
5% 4/20/38 to 6/20/44	117,904	132,071
5.5% 10/20/32 to 5/20/44	43,350	48,709
6% 5/20/34 to 12/15/40	21,717	24,609
6.5% 8/20/36 to 1/15/39	4,261	4,917
TOTAL GINNIE MAE		1,461,129
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,436,535)		5,556,712
Asset-Backed Securities - 0.3%

Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,760
Series 2012-A7 Class A7, 2.16% 9/16/24	3,925	3,774
Citibank Credit Card Issuance Trust:
Series 2013-A3 Class A3, 1.11% 7/23/18	2,800	2,816
Series 2013-A9 Class A9, 4% 9/8/25	4,675	5,030
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	1,617	1,642
Ford Credit Auto Owner Trust:
Series 2013-C Class A3, 0.82% 12/15/17	4,675	4,685
Series 2014-C Class A3, 1.06% 5/15/19	9,475	9,482
Ford Credit Floorplan Master Owner Trust Series 2013-5 Class A1, 1.5% 9/15/18	4,675	4,729
Honda Auto Receivables Owner Trust Series 2014-4 Class A3, 0.99% 9/17/18	9,475	9,473
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Hyundai Auto Receivables Trust Series 2013-C Class A3, 1.01% 2/15/18	$ 4,675	$ 4,696
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	1,875	1,880
Nissan Auto Receivables Owner Trust Series 2013-B Class A3, 0.84% 11/15/17	3,750	3,757
TOTAL ASSET-BACKED SECURITIES (Cost $57,880)		58,724
Commercial Mortgage Securities - 2.8%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7124% 5/10/45 (g)	253	256
Series 2006-3 Class A4, 5.889% 7/10/44	6,347	6,713
Series 2006-5 Class A2, 5.317% 9/10/47	1,753	1,754
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,581
Series 2005-3 Class A3B, 5.09% 7/10/43 (g)	3,939	3,999
Series 2006-6 Class E, 5.619% 10/10/45 (d)	733	91
Series 2007-3:
Class A3, 5.5632% 6/10/49 (g)	1,522	1,529
Class A4, 5.5632% 6/10/49 (g)	2,643	2,860
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,627	2,831
Bayview Commercial Asset Trust Series 2007-5A, Class IO, 4.186% 10/25/37 (d)(g)(h)	3,756	112
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.707% 6/11/40 (g)	16,612	18,125
Series 2006-T22 Class A4, 5.5572% 4/12/38 (g)	151	157
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	9,968
Series 2007-C6 Class A4, 5.7102% 12/10/49 (g)	9,950	10,885
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	115	116
Class A4, 5.322% 12/11/49	4,412	4,701
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (g)	1,416	1,356
COMM Mortgage Trust pass-thru certificates sequential payer Series 2007-C9 Class A4, 5.7956% 12/10/49 (g)	2,805	3,083
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	$ 5,653	$ 5,989
Series 2007-C2 Class A3, 5.542% 1/15/49 (g)	2,536	2,736
Series 2007-C3 Class A4, 5.7023% 6/15/39 (g)	6,482	6,971
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	1,148	1,248
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5047% 4/15/22 (d)(g)	4,524	4,470
Credit Suisse Mortgage Capital Certificates Series 2007-C1 Class B, 5.487% 2/15/40 (d)(g)	1,938	211
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	19,000	21,007
Series K034 Class A2, 3.531% 7/25/23	9,000	9,625
Series K013 Class A2, 3.974% 1/25/21	11,575	12,714
Series K020 Class A2, 2.373% 5/25/22	10,400	10,367
Series K036 Class A2, 3.527% 10/25/23	8,975	9,586
Series K501 Class A2, 1.655% 11/25/16	16,800	17,056
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	19,501	20,875
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	3,952
Series 2006-GG7 Class A4, 5.8188% 7/10/38 (g)	39,133	41,161
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47 (d)	7,000	7,394
Series 2014-C23 Class A5, 3.8596% 9/15/47	9,550	10,194
Series 2014-C24 Class A5, 3.8133% 11/15/47	5,275	5,503
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	13,796	13,699
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	27,315	28,929
Series 2006-LDP8 Class A4, 5.399% 5/15/45	746	790
Series 2006-LDP9 Class A3, 5.336% 5/15/47	521	557
Series 2007-CB19 Class A4, 5.7027% 2/12/49 (g)	28,547	31,006
Series 2007-LD11:
Class A2, 5.7707% 6/15/49 (g)	52	52
Class A4, 5.7857% 6/15/49 (g)	8,435	9,129
Series 2007-LDPX Class A3, 5.42% 1/15/49	11,025	11,875
Series 2006-LDP7 Class A4, 5.863% 4/15/45 (g)	3,650	3,833
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9033% 7/15/44 (g)	$ 3,327	$ 3,632
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	571	607
Series 2006-C7 Class A3, 5.347% 11/15/38	945	1,012
Series 2007-C1 Class A4, 5.424% 2/15/40	1,131	1,218
Series 2007-C2 Class A3, 5.43% 2/15/40	500	539
Series 2007-C6 Class A4, 5.858% 7/15/40 (g)	1,486	1,574
Series 2007-C7 Class A3, 5.866% 9/15/45	5,389	5,969
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4135% 1/12/44 (d)(g)	1,103	1,069
Series 2007-C1 Class A4, 5.8351% 6/12/50 (g)	4,800	5,259
Series 2008-C1 Class A4, 5.69% 2/12/51	2,566	2,821
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2743% 12/12/49 (g)	46	46
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	345	353
Series 2007-5 Class A4, 5.378% 8/12/48	6,731	7,193
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	2,000	2,163
Series 2007-7 Class A4, 5.7445% 6/12/50 (g)	4,438	4,829
Series 2007-6 Class B, 5.635% 3/12/51 (g)	1,268	395
Series 2007-8 Class A3, 5.8821% 8/12/49 (g)	1,094	1,198
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA Class C, 0.315% 10/15/20 (d)(g)	728	720
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (g)	111	111
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	5,394
Series 2006-IQ11 Class A4, 5.6555% 10/15/42 (g)	313	324
Series 2006-T23 Class A3, 5.8051% 8/12/41 (g)	492	492
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (g)	1,902	2,059
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	176	65
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	31,242	33,513
Series 2007-C31:
Class A4, 5.509% 4/15/47	15,483	16,566
Class A5, 5.5% 4/15/47	7,950	8,616
Series 2007-C32 Class A3, 5.7164% 6/15/49 (g)	8,092	8,747
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C33:
Class A4, 5.9413% 2/15/51 (g)	$ 25,296	$ 27,172
Class A5, 5.9413% 2/15/51 (g)	839	923
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,284
Series 2005-C22:
Class B, 5.3645% 12/15/44 (g)	2,812	2,824
Class F, 5.3645% 12/15/44 (d)(g)	2,115	444
Series 2006-C23 Class A5, 5.416% 1/15/45 (g)	7,395	7,713
Series 2006-C25 Class AM, 5.7119% 5/15/43 (g)	664	702
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.634% 11/15/47	14,450	14,883
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $480,624)		534,475
Municipal Securities - 0.7%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	15,499
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,453
California Gen. Oblig. 7.55% 4/1/39	15,000	22,650
Chicago Gen. Oblig. 6.314% 1/1/44	1,900	1,981
Childrens Hosp. Med. Ctr. 4.268% 5/15/44	3,320	3,376
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	8,900	8,766
Series 2011:
4.511% 3/1/15	1,590	1,605
4.961% 3/1/16	2,830	2,961
5.877% 3/1/19	2,080	2,313
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	13,645
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,474
New Jersey Tpk. Auth. Tpk. Rev. Series A, 7.414% 1/1/40	4,700	6,966
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	11,956
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	13,210
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	8,381
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	$ 5,175	$ 5,810
Series 2010 164, 5.647% 11/1/40	5,210	6,326
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	8,062
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,248
TOTAL MUNICIPAL SECURITIES (Cost $125,978)		144,682
Foreign Government and Government Agency Obligations - 2.9%

Brazilian Federative Republic:
4.875% 1/22/21	15,540	16,756
5.625% 1/7/41	14,750	16,078
5.875% 1/15/19	1,300	1,468
6% 1/17/17	3,000	3,275
Chilean Republic 3.25% 9/14/21	9,000	9,353
Colombian Republic:
2.625% 3/15/23	7,575	7,124
4% 2/26/24	1,650	1,701
5.625% 2/26/44	7,775	8,825
6.125% 1/18/41	4,750	5,700
7.375% 3/18/19	3,450	4,131
Export Development Canada:
1.25% 10/26/16	4,000	4,050
1.5% 10/3/18	1,700	1,711
Israeli State 4% 6/30/22	7,000	7,691
Italian Republic:
3.125% 1/26/15	16,000	16,056
5.375% 6/12/17	2,375	2,600
6.875% 9/27/23	6,000	7,640
Jordanian Kingdom 1.945% 6/23/19	23,650	24,037
KfW:
0.5% 4/19/16	8,000	8,012
0.75% 3/17/17	8,000	8,007
1% 1/12/15	38,700	38,736
1.75% 10/15/19	15,575	15,681
1.875% 4/1/19	16,930	17,213
2.125% 1/17/23	12,000	11,923
2.5% 11/20/24	10,425	10,514
2.75% 10/1/20	4,175	4,385
4% 1/27/20	3,000	3,335
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
KfW: - continued
4.875% 6/17/19	$ 25,000	$ 28,654
Korean Republic 7.125% 4/16/19	6,650	8,093
Manitoba Province:
1.3% 4/3/17	3,420	3,457
2.1% 9/6/22	1,900	1,867
New Brunswick Province 2.75% 6/15/18	4,350	4,549
Ontario Province:
1% 7/22/16	17,000	17,081
4% 10/7/19	15,000	16,499
Panamanian Republic:
4% 9/22/24	4,800	4,891
4.3% 4/29/53	5,675	5,150
5.2% 1/30/20	1,800	1,987
Peruvian Republic:
5.625% 11/18/50	3,300	3,861
6.55% 3/14/37	3,075	3,959
7.125% 3/30/19	1,900	2,290
Philippine Republic:
4.2% 1/21/24	4,765	5,182
6.375% 10/23/34	10,375	13,838
6.5% 1/20/20	6,144	7,334
Polish Government:
3.875% 7/16/15	4,350	4,441
5% 10/19/15	3,050	3,172
5% 3/23/22	14,500	16,355
Province of British Columbia 1.2% 4/25/17	7,600	7,672
Province of Quebec:
2.75% 8/25/21	20,000	20,499
2.875% 10/16/24	2,075	2,088
South African Republic:
5.875% 5/30/22	1,900	2,161
6.875% 5/27/19	6,750	7,776
Turkish Republic:
5.75% 3/22/24	3,000	3,372
6% 1/14/41	13,200	15,156
6.25% 9/26/22	13,225	15,293
6.75% 4/3/18	8,375	9,427
7.5% 11/7/19	2,625	3,125
United Mexican States:
3.5% 1/21/21	7,400	7,637
3.625% 3/15/22	3,000	3,099
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
United Mexican States: - continued
4% 10/2/23	$ 18,750	$ 19,711
4.75% 3/8/44	9,700	10,008
5.55% 1/21/45	1,316	1,520
6.05% 1/11/40	4,800	5,857
Uruguay Republic:
4.125% 11/20/45	4,750	4,204
4.5% 8/14/24	3,625	3,843
5.1% 6/18/50	2,000	2,005
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $534,821)		553,115
Supranational Obligations - 1.3%

African Development Bank:
0.875% 5/15/17	1,000	1,001
0.875% 3/15/18	1,900	1,881
1.125% 3/15/17	1,300	1,311
1.625% 10/2/18	2,800	2,822
2.375% 9/23/21	2,900	2,964
Asian Development Bank:
1.125% 3/15/17	5,000	5,045
1.875% 4/12/19	12,000	12,189
2.125% 11/24/21	4,825	4,844
Council of Europe Development Bank:
1% 3/7/18	1,900	1,891
2.625% 2/16/16	4,250	4,369
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,712
1.625% 9/3/15	4,750	4,800
1.75% 6/14/19	4,700	4,736
1.75% 11/26/19	2,875	2,889
2.5% 3/15/16	3,800	3,908
European Investment Bank:
0.875% 4/18/17	11,000	11,030
1.625% 6/15/17	4,640	4,733
1.625% 12/18/18	30,900	31,154
1.75% 3/15/17	5,000	5,119
1.75% 6/17/19	8,625	8,705
1.875% 3/15/19	3,000	3,050
Supranational Obligations - continued
	Principal Amount (000s)	Value (000s)
European Investment Bank: - continued
2.125% 10/15/21	$ 2,840	$ 2,857
2.5% 4/15/21	4,650	4,808
2.5% 10/15/24	5,725	5,781
2.875% 1/15/15	5,000	5,016
2.875% 9/15/20	9,000	9,524
3.25% 1/29/24	2,000	2,151
Inter-American Development Bank:
0.5% 8/17/15	1,900	1,904
1.125% 3/15/17	17,100	17,245
1.75% 10/15/19	1,375	1,386
3% 10/4/23	3,575	3,812
3.875% 9/17/19	5,000	5,523
4.375% 1/24/44	4,000	4,791
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,087
1% 9/15/16	9,000	9,074
1.875% 10/7/19	3,825	3,880
2.25% 6/24/21	16,075	16,296
2.375% 5/26/15	12,300	12,431
2.5% 11/25/24	5,700	5,759
International Finance Corp. 1.75% 9/16/19	11,350	11,414
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $250,405)		254,892
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $3,431)	3,422	3,446
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (e)(g) (Cost $1,176)	1,725	1,882
Money Market Funds - 1.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (a) (Cost $353,458)	353,457,912	$ 353,458
Cash Equivalents - 0.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.09%, dated 11/28/14 due 12/1/14 (Collateralized by U.S. Government Obligations) # (b) (Cost $56,336)	$ 56,336	56,336
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $19,595,722)		20,353,329
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(949,205)
NET ASSETS - 100%		$ 19,404,124
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,901,000 or 0.2% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$56,336,000 due 12/01/14 at 0.09%
Commerz Markets LLC	$ 56,336
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 70
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 4,654,198	$ -	$ 4,654,198	$ -
U.S. Government and Government Agency Obligations	8,181,409	-	8,181,409	-
U.S. Government Agency - Mortgage Securities	5,556,712	-	5,556,712	-
Asset-Backed Securities	58,724	-	58,724	-
Commercial Mortgage Securities	534,475	-	533,966	509
Municipal Securities	144,682	-	144,682	-
Foreign Government and Government Agency Obligations	553,115	-	553,115	-
Supranational Obligations	254,892	-	254,892	-
Bank Notes	3,446	-	3,446	-
Preferred Securities	1,882	-	1,882	-
Money Market Funds	353,458	353,458	-	-
Cash Equivalents	56,336	-	56,336	-
Total Investments in Securities:	$ 20,353,329	$ 353,458	$ 19,999,362	$ 509
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $19,618,623,000. Net unrealized appreciation aggregated $734,706,000, of which $781,872,000 related to appreciated investment securities and $47,166,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Investment Grade Bond Fund

November 30, 2014

1.813259.110

IGB-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.4%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.4%
Automobiles - 0.6%
General Motors Co.:
3.5% 10/2/18	$ 5,025	$ 5,151
6.25% 10/2/43	843	980
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,605	1,623
3% 9/25/17	3,673	3,748
3.25% 5/15/18	2,630	2,673
3.5% 7/10/19	5,942	6,068
4.25% 5/15/23	2,950	3,016
4.375% 9/25/21	11,530	11,948
4.75% 8/15/17	2,790	2,953
		38,160
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	4,447	4,680
Media - 1.7%
COX Communications, Inc. 3.25% 12/15/22 (b)	2,605	2,545
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,270
Discovery Communications LLC 3.25% 4/1/23	954	930
News America Holdings, Inc. 7.75% 12/1/45	4,525	6,787
Time Warner Cable, Inc.:
4% 9/1/21	27,833	29,671
5.85% 5/1/17	1,845	2,030
6.75% 7/1/18	5,587	6,485
8.25% 4/1/19	10,913	13,496
Time Warner, Inc.:
4.9% 6/15/42	15,000	15,658
6.2% 3/15/40	5,000	6,003
Viacom, Inc. 4.25% 9/1/23	13,340	13,901
		104,776
TOTAL CONSUMER DISCRETIONARY		147,616
CONSUMER STAPLES - 1.6%
Beverages - 0.1%
Heineken NV 2.75% 4/1/23 (b)	2,773	2,682
SABMiller Holdings, Inc. 3.75% 1/15/22 (b)	3,930	4,120
		6,802
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.3%
CVS Health Corp. 4% 12/5/23	$ 4,515	$ 4,772
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	1,563	1,575
2.7% 11/18/19	3,525	3,565
3.3% 11/18/21	4,181	4,249
3.8% 11/18/24	3,194	3,262
		17,423
Food Products - 0.1%
ConAgra Foods, Inc.:
1.9% 1/25/18	2,478	2,468
3.2% 1/25/23	2,085	2,048
		4,516
Tobacco - 1.1%
Altria Group, Inc.:
2.85% 8/9/22	3,603	3,502
4% 1/31/24	3,444	3,585
4.75% 5/5/21	6,000	6,652
5.375% 1/31/44	5,897	6,577
9.25% 8/6/19	1,776	2,298
9.7% 11/10/18	2,882	3,700
Reynolds American, Inc.:
3.25% 11/1/22	14,892	14,617
4.75% 11/1/42	4,468	4,328
6.15% 9/15/43	2,440	2,827
6.75% 6/15/17	7,156	8,044
7.25% 6/15/37	9,654	12,100
		68,230
TOTAL CONSUMER STAPLES		96,971
ENERGY - 4.7%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (b)	4,849	5,186
5.35% 3/15/20 (b)	4,973	5,495
5.85% 5/21/43 (b)(f)	9,697	9,636
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	$ 3,162	$ 3,411
Transocean, Inc. 5.05% 12/15/16	3,231	3,328
		27,056
Oil, Gas & Consumable Fuels - 4.3%
BP Capital Markets PLC:
3.535% 11/4/24	6,458	6,453
4.5% 10/1/20	2,611	2,845
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	3,288
2.7% 4/1/19	563	561
3.875% 3/15/23	6,006	5,914
5.6% 4/1/44	5,868	6,252
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	5,030	4,933
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	1,789	1,765
3.9% 5/15/24 (b)	1,887	1,881
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	6,059
Enterprise Products Operating LP:
2.55% 10/15/19	1,227	1,229
3.75% 2/15/25	4,121	4,188
Kinder Morgan Holding Co. LLC:
3.05% 12/1/19	4,338	4,361
4.3% 6/1/25	12,912	12,993
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,787
Nakilat, Inc. 6.067% 12/31/33 (b)	2,634	3,006
Petro-Canada 6.05% 5/15/18	1,963	2,237
Petrobras Global Finance BV:
4.375% 5/20/23	30,470	28,141
5.625% 5/20/43	6,485	5,617
7.25% 3/17/44	17,501	18,214
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	9,321	9,281
Petroleos Mexicanos:
4.875% 1/18/24	4,376	4,595
5.5% 6/27/44	38,697	39,858
6.375% 1/23/45	13,790	15,888
6.5% 6/2/41	19,664	22,761
Phillips 66 Co. 4.3% 4/1/22	4,638	4,955
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	$ 777	$ 795
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,763
Spectra Energy Partners, LP:
2.95% 9/25/18	1,066	1,099
4.6% 6/15/21	1,124	1,232
The Williams Companies, Inc.:
3.7% 1/15/23	1,754	1,651
4.55% 6/24/24	17,196	17,007
Western Gas Partners LP 5.375% 6/1/21	6,966	7,777
Williams Partners LP:
4.125% 11/15/20	1,029	1,079
4.3% 3/4/24	4,326	4,461
		261,926
TOTAL ENERGY		288,982
FINANCIALS - 16.5%
Banks - 6.7%
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (b)	6,280	6,324
Bank of America Corp.:
3.3% 1/11/23	26,509	26,529
3.875% 3/22/17	3,343	3,526
4.1% 7/24/23	6,196	6,531
4.25% 10/22/26	6,065	6,102
5.65% 5/1/18	3,745	4,190
5.75% 12/1/17	9,833	10,944
5.875% 1/5/21	2,580	2,998
Bank of America NA 5.3% 3/15/17	3,698	4,003
Barclays Bank PLC 2.5% 2/20/19	3,600	3,653
Barclays PLC 2.75% 11/8/19	5,118	5,138
Capital One NA 2.95% 7/23/21	8,151	8,145
Citigroup, Inc.:
1.85% 11/24/17	12,208	12,253
3.953% 6/15/16	4,945	5,159
4.05% 7/30/22	2,865	2,980
4.5% 1/14/22	6,932	7,578
5.3% 5/6/44	11,751	12,558
5.5% 9/13/25	2,420	2,705
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Citigroup, Inc.: - continued
6.125% 5/15/18	$ 3,326	$ 3,782
Credit Suisse AG 6% 2/15/18	8,864	9,944
Discover Bank:
4.2% 8/8/23	4,147	4,342
7% 4/15/20	6,703	8,000
8.7% 11/18/19	1,409	1,751
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,223
8.25% 3/1/38	2,385	3,621
HBOS PLC 6.75% 5/21/18 (b)	3,056	3,434
HSBC Holdings PLC:
4.25% 3/14/24	3,112	3,234
5.25% 3/14/44	2,255	2,498
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,925
JPMorgan Chase & Co.:
2.35% 1/28/19	5,247	5,313
3.2% 1/25/23	13,623	13,672
3.25% 9/23/22	25,741	26,053
3.875% 9/10/24	15,129	15,285
4.25% 10/15/20	2,763	2,998
4.35% 8/15/21	18,417	20,027
4.5% 1/24/22	4,927	5,407
4.625% 5/10/21	2,717	3,001
4.95% 3/25/20	11,055	12,349
KeyBank NA 6.95% 2/1/28	1,344	1,751
Marshall & Ilsley Bank 5% 1/17/17	6,983	7,458
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	5,760	5,933
Regions Bank:
6.45% 6/26/37	9,230	11,331
7.5% 5/15/18	18,321	21,402
Regions Financial Corp. 2% 5/15/18	6,934	6,896
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	23,990	24,462
6% 12/19/23	25,238	27,412
6.1% 6/10/23	8,465	9,212
6.125% 12/15/22	13,328	14,574
Wells Fargo & Co. 4.48% 1/16/24	4,327	4,619
		415,225
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - 3.3%
Affiliated Managers Group, Inc. 4.25% 2/15/24	$ 2,258	$ 2,369
Goldman Sachs Group, Inc.:
1.748% 9/15/17	17,322	17,364
2.625% 1/31/19	13,825	14,002
2.9% 7/19/18	9,276	9,543
5.25% 7/27/21	5,652	6,374
5.75% 1/24/22	7,392	8,559
5.95% 1/18/18	4,817	5,404
6.75% 10/1/37	15,413	19,087
Lazard Group LLC:
4.25% 11/14/20	2,996	3,189
6.85% 6/15/17	3,497	3,931
Morgan Stanley:
2.125% 4/25/18	9,946	9,992
2.375% 7/23/19	12,012	11,993
3.7% 10/23/24	10,321	10,480
3.75% 2/25/23	8,227	8,462
3.875% 4/29/24	9,504	9,792
4.875% 11/1/22	19,366	20,888
5% 11/24/25	12,124	13,021
5.75% 1/25/21	10,138	11,692
6.625% 4/1/18	7,981	9,179
7.3% 5/13/19	4,777	5,738
		201,059
Consumer Finance - 0.6%
Discover Financial Services:
3.85% 11/21/22	4,866	4,945
3.95% 11/6/24	4,069	4,094
5.2% 4/27/22	4,096	4,523
General Electric Capital Corp.:
4.625% 1/7/21	5,729	6,408
4.65% 10/17/21	2,325	2,607
Hyundai Capital America:
1.625% 10/2/15 (b)	1,673	1,684
1.875% 8/9/16 (b)	1,594	1,613
2.125% 10/2/17 (b)	1,850	1,869
Synchrony Financial:
1.875% 8/15/17	1,427	1,434
3% 8/15/19	2,095	2,127
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Synchrony Financial: - continued
3.75% 8/15/21	$ 3,164	$ 3,245
4.25% 8/15/24	3,185	3,254
		37,803
Diversified Financial Services - 0.0%
ING Bank NV 5.8% 9/25/23 (b)	2,826	3,173
Insurance - 1.6%
AIA Group Ltd. 2.25% 3/11/19 (b)	1,290	1,289
American International Group, Inc.:
2.3% 7/16/19	2,839	2,865
5.6% 10/18/16	5,665	6,132
Aon Corp. 5% 9/30/20	2,135	2,400
Five Corners Funding Trust 4.419% 11/15/23 (b)	5,900	6,312
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(f)	10,398	10,775
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,579
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	5,273	5,796
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,274
MetLife, Inc. 4.368% 9/15/23	5,202	5,627
Metropolitan Life Global Funding I 3% 1/10/23 (b)	4,260	4,247
Pacific Life Insurance Co. 9.25% 6/15/39 (b)	4,853	7,686
Pacific LifeCorp:
5.125% 1/30/43 (b)	8,278	8,732
6% 2/10/20 (b)	422	483
Prudential Financial, Inc. 4.5% 11/16/21	2,796	3,055
Symetra Financial Corp. 6.125% 4/1/16 (b)	4,900	5,192
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	7,586	8,108
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)	1,736	1,748
4.125% 11/1/24 (b)	2,517	2,556
Unum Group 5.625% 9/15/20	4,155	4,768
		97,624
Real Estate Investment Trusts - 2.3%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,267	1,264
4.6% 4/1/22	1,475	1,570
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,854
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.:
3.625% 10/1/20	$ 2,721	$ 2,849
4.2% 12/15/23	5,842	6,188
Boston Properties, Inc. 3.85% 2/1/23	5,875	6,093
Camden Property Trust:
2.95% 12/15/22	2,605	2,545
4.25% 1/15/24	4,889	5,162
DDR Corp.:
4.625% 7/15/22	9,008	9,641
4.75% 4/15/18	4,483	4,859
7.5% 4/1/17	2,623	2,963
9.625% 3/15/16	5,988	6,634
Duke Realty LP:
3.625% 4/15/23	3,352	3,366
3.75% 12/1/24	2,242	2,249
3.875% 10/15/22	9,433	9,704
4.375% 6/15/22	2,822	2,996
5.5% 3/1/16	5,038	5,313
5.95% 2/15/17	1,536	1,683
6.5% 1/15/18	5,065	5,741
Equity One, Inc.:
3.75% 11/15/22	12,000	12,053
5.375% 10/15/15	585	606
6% 9/15/17	3,423	3,785
6.25% 1/15/17	2,422	2,640
Federal Realty Investment Trust:
5.9% 4/1/20	1,389	1,619
6.2% 1/15/17	1,215	1,342
Health Care REIT, Inc.:
2.25% 3/15/18	2,776	2,809
4.7% 9/15/17	832	901
Highwoods/Forsyth LP 3.2% 6/15/21	3,528	3,516
HRPT Properties Trust:
5.75% 11/1/15	2,002	2,037
6.65% 1/15/18	2,600	2,866
Lexington Corporate Properties Trust 4.4% 6/15/24	2,058	2,110
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (b)	1,964	1,972
4.95% 4/1/24	1,915	1,962
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Retail Opportunity Investments Partnership LP:
4% 12/15/24 (c)	$ 1,392	$ 1,395
5% 12/15/23	1,073	1,162
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,745
Weingarten Realty Investors 3.375% 10/15/22	990	986
WP Carey, Inc. 4.6% 4/1/24	11,566	12,149
		140,329
Real Estate Management & Development - 2.0%
BioMed Realty LP:
2.625% 5/1/19	3,275	3,282
3.85% 4/15/16	5,000	5,182
4.25% 7/15/22	2,226	2,302
6.125% 4/15/20	1,872	2,150
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	14,725
4.1% 10/1/24	6,040	6,071
4.55% 10/1/29	6,040	6,108
4.95% 4/15/18	4,806	5,196
5.7% 5/1/17	2,243	2,434
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,704
ERP Operating LP:
2.375% 7/1/19	3,900	3,919
4.625% 12/15/21	7,320	8,072
Essex Portfolio LP 3.875% 5/1/24	4,176	4,277
Liberty Property LP:
3.375% 6/15/23	3,567	3,505
4.125% 6/15/22	2,421	2,525
5.5% 12/15/16	3,158	3,415
6.625% 10/1/17	3,709	4,191
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,636
3.15% 5/15/23	7,757	7,097
4.5% 4/18/22	1,473	1,495
Mid-America Apartments LP:
4.3% 10/15/23	1,200	1,263
5.5% 10/1/15	5,995	6,219
6.05% 9/1/16	4,436	4,801
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,080
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,297
Regency Centers LP 5.25% 8/1/15	2,315	2,383
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
3.75% 12/1/24	$ 4,213	$ 4,239
3.875% 12/1/23	2,574	2,634
6.125% 6/1/20	4,725	5,514
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,018	2,155
		124,871
TOTAL FINANCIALS		1,020,084
HEALTH CARE - 0.8%
Health Care Providers & Services - 0.4%
Express Scripts Holding Co. 4.75% 11/15/21	6,337	7,001
UnitedHealth Group, Inc.:
2.75% 2/15/23	865	849
2.875% 3/15/23	8,722	8,665
WellPoint, Inc. 3.3% 1/15/23	9,384	9,372
		25,887
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,592	1,680
Pharmaceuticals - 0.3%
AbbVie, Inc. 1.75% 11/6/17	6,181	6,214
Bayer U.S. Finance LLC:
3% 10/8/21 (b)	3,125	3,160
3.375% 10/8/24 (b)	2,157	2,182
Perrigo Finance PLC:
3.5% 12/15/21	1,504	1,515
3.9% 12/15/24	2,241	2,260
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,741	1,735
Zoetis, Inc. 3.25% 2/1/23	2,627	2,565
		19,631
TOTAL HEALTH CARE		47,198
INDUSTRIALS - 0.4%
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	888	976
6.795% 2/2/20	145	152
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 1,605	$ 1,718
8.36% 1/20/19	5,474	6,021
		8,867
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/18	3,060	3,022
3.875% 4/1/21	5,850	5,872
4.25% 9/15/24	5,062	5,068
		13,962
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (f)	2,984	3,367
TOTAL INDUSTRIALS		26,196
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
2.375% 12/17/18	1,194	1,213
6.55% 10/1/17	2,421	2,749
		3,962
MATERIALS - 1.6%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	4,654	4,970
4.25% 11/15/20	2,512	2,712
		7,682
Metals & Mining - 1.5%
Alcoa, Inc.:
5.125% 10/1/24	4,017	4,233
5.4% 4/15/21	9,855	10,690
Anglo American Capital PLC 4.125% 4/15/21 (b)	6,319	6,432
Barrick Gold Corp.:
3.85% 4/1/22	3,840	3,753
4.1% 5/1/23	45,332	44,340
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (b)	5,087	5,266
4.25% 7/17/42 (b)	1,402	1,284
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco): - continued
4.5% 8/13/23 (b)	$ 2,306	$ 2,472
4.875% 11/4/44 (b)	4,329	4,359
5.625% 10/18/43 (b)	4,322	4,832
Freeport-McMoRan, Inc. 3.875% 3/15/23	3,347	3,292
		90,953
TOTAL MATERIALS		98,635
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.8%
AT&T, Inc. 5.55% 8/15/41	27,220	30,411
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	297
CenturyLink, Inc.:
5.15% 6/15/17	528	556
6% 4/1/17	1,320	1,422
6.15% 9/15/19	3,260	3,537
Embarq Corp.:
7.082% 6/1/16	4,231	4,566
7.995% 6/1/36	11,427	12,713
Verizon Communications, Inc.:
3.45% 3/15/21	15,886	16,452
4.5% 9/15/20	60,362	66,068
5.012% 8/21/54 (b)	40,410	42,078
6.1% 4/15/18	6,019	6,865
6.55% 9/15/43	40,272	52,017
		236,982
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV 3.125% 7/16/22	3,499	3,469
TOTAL TELECOMMUNICATION SERVICES		240,451
UTILITIES - 2.5%
Electric Utilities - 1.4%
American Electric Power Co., Inc. 2.95% 12/15/22	2,683	2,650
American Transmission Systems, Inc. 5% 9/1/44 (b)	2,220	2,320
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	8,443	9,836
6.4% 9/15/20 (b)	9,167	10,799
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Edison International 3.75% 9/15/17	$ 3,716	$ 3,946
FirstEnergy Corp.:
2.75% 3/15/18	8,427	8,514
4.25% 3/15/23	9,775	9,936
7.375% 11/15/31	11,243	13,633
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	10,059
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,272
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,493
PPL Capital Funding, Inc. 3.4% 6/1/23	3,758	3,768
TECO Finance, Inc. 5.15% 3/15/20	2,067	2,326
		87,552
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (b)	2,894	3,169
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,573
		4,742
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
2.5331% 9/30/66 (f)	11,938	11,217
7.5% 6/30/66 (f)	3,654	3,892
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,295
5.25% 2/15/43	5,352	6,012
5.45% 9/15/20	1,461	1,670
5.8% 2/1/42	2,709	3,263
5.95% 6/15/41	4,935	6,036
Puget Energy, Inc.:
5.625% 7/15/22	7,175	8,267
6% 9/1/21	6,916	8,108
6.5% 12/15/20	2,216	2,627
Sempra Energy 2.3% 4/1/17	5,159	5,283
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	4,001	4,083
		62,753
TOTAL UTILITIES		155,047
TOTAL NONCONVERTIBLE BONDS (Cost $2,024,382)		2,125,142
U.S. Treasury Obligations - 20.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bonds 3.125% 8/15/44 (e)	$ 263,654	$ 274,406
U.S. Treasury Notes:
0.375% 10/31/16 (d)	164,310	164,066
0.875% 10/15/17	215,659	215,827
0.875% 11/15/17	577,460	577,504
1% 9/15/17	6,952	6,987
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,225,394)		1,238,790
U.S. Government Agency - Mortgage Securities - 6.2%

Fannie Mae - 4.5%
2.053% 6/1/36 (f)	118	126
2.393% 7/1/37 (f)	205	219
2.45% 2/1/35 (f)	1,920	2,060
2.5% 1/1/28 to 8/1/43	15,682	15,911
3% 12/1/29 (c)	5,000	5,207
3% 10/1/42 to 10/1/43	90,063	91,156
3.5% 11/1/25 to 8/1/43	45,739	47,838
3.5% 12/1/29 (c)	1,500	1,589
3.5% 12/1/44 (c)	1,900	1,980
4% 9/1/40 to 9/1/44	29,452	31,485
4.5% 12/1/23 to 10/1/42	24,440	26,585
4.5% 12/1/44 (c)	10,800	11,738
5% 10/1/21 to 10/1/41	3,183	3,515
5% 12/1/44 (c)	7,900	8,760
5.5% 9/1/23 to 9/1/41	24,710	27,644
6% 3/1/22	47	51
TOTAL FANNIE MAE		275,864
Freddie Mac - 0.7%
3.137% 10/1/35 (f)	149	160
3.5% 4/1/43 to 10/1/44	9,371	9,759
4% 6/1/24 to 8/1/44	24,022	25,715
4.5% 7/1/25 to 3/1/44	3,326	3,609
5% 1/1/41 to 7/1/41	3,655	4,067
5.5% 11/1/33 to 8/1/38	324	364
6% 7/1/37 to 8/1/37	900	1,018
6.5% 9/1/39	1,025	1,164
TOTAL FREDDIE MAC		45,856
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - 1.0%
3.5% 3/15/42 to 8/20/43	$ 19,728	$ 20,750
3.5% 12/1/44 (c)	4,900	5,147
3.5% 12/1/44 (c)	3,600	3,782
4% 11/20/40 to 12/20/41	7,821	8,418
4% 12/1/44 (c)	3,300	3,542
4% 12/1/44 (c)	12,900	13,844
4.5% 5/15/39 to 4/15/41	3,322	3,663
5% 4/15/40	1,622	1,825
5.5% 12/20/28 to 8/20/37	1,929	2,158
TOTAL GINNIE MAE		63,129
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $379,387)		384,849
Asset-Backed Securities - 1.7%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.622% 4/25/35 (f)	421	364
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8053% 3/25/34 (f)	144	142
Airspeed Ltd. Series 2007-1A Class C1, 2.6547% 6/15/32 (b)(f)	5,151	3,080
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2045% 12/25/33 (f)	34	31
Series 2004-R2 Class M3, 0.977% 4/25/34 (f)	57	42
Series 2005-R2 Class M1, 0.6053% 4/25/35 (f)	216	216
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9345% 3/25/34 (f)	30	29
Series 2004-W7 Class M1, 0.977% 5/25/34 (f)	808	778
Series 2006-W4 Class A2C, 0.3153% 5/25/36 (f)	750	263
Capital Auto Receivables Asset Trust Series 2014-2 Class D, 2.81% 8/20/19	2,369	2,379
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2953% 12/25/36 (f)	1,140	848
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4053% 3/25/32 (MGIC Investment Corp. Insured) (f)	16	14
Series 2004-3 Class M4, 1.6103% 4/25/34 (f)	49	34
Series 2004-4 Class M2, 0.9503% 6/25/34 (f)	91	84
Series 2004-7 Class AF5, 5.868% 1/25/35	2,008	2,058
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae Series 2004-T5 Class AB3, 0.9166% 5/28/35 (f)	$ 25	$ 23
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.327% 8/25/34 (f)	231	206
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.9803% 3/25/34 (f)	8	7
Fremont Home Loan Trust Series 2005-A Class M4, 1.1753% 1/25/35 (f)	220	130
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6129% 2/25/47 (b)(f)	1,353	1,161
GE Business Loan Trust:
Series 2003-1 Class A, 0.5847% 4/15/31 (b)(f)	32	31
Series 2006-2A:
Class A, 0.3347% 11/15/34 (b)(f)	589	560
Class B, 0.4347% 11/15/34 (b)(f)	213	197
Class C, 0.5347% 11/15/34 (b)(f)	353	309
Class D, 0.9047% 11/15/34 (b)(f)	169	145
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (b)	5,244	5,300
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)	259	11
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.4753% 8/25/33 (f)	132	125
Series 2003-3 Class M1, 1.4453% 8/25/33 (f)	315	304
Series 2003-5 Class A2, 0.8553% 12/25/33 (f)	21	20
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3453% 1/25/37 (f)	913	585
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.282% 11/25/36 (f)	527	522
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5636% 12/27/29 (f)	142	141
Series 2006-A Class 2C, 1.3836% 3/27/42 (f)	1,605	275
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4553% 5/25/37 (f)	292	3
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9053% 7/25/34 (f)	58	45
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1303% 7/25/34 (f)	222	202
Series 2006-FM1 Class A2B, 0.262% 4/25/37 (f)	395	359
Series 2006-OPT1 Class A1A, 0.6753% 6/25/35 (f)	1,052	1,003
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8353% 8/25/34 (f)	36	33
Series 2004-NC8 Class M6, 2.0303% 9/25/34 (f)	67	58
Series 2005-NC1 Class M1, 0.8153% 1/25/35 (f)	237	223
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-NC2 Class B1, 1.9103% 3/25/35 (f)	$ 154	$ 5
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6653% 9/25/35 (f)	903	777
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.0303% 9/25/34 (f)	337	301
Class M4, 2.3303% 9/25/34 (f)	433	271
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9553% 4/25/33 (f)	3	3
Santander Drive Auto Receivables Trust:
Series 2013-5 Class D, 2.73% 10/15/19	6,198	6,242
Series 2014-1 Class D, 2.91% 4/15/20	6,070	6,090
Series 2014-4:
Class C, 2.6% 11/16/20	3,358	3,391
Class D, 3.1% 11/16/20	5,782	5,842
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1841% 6/15/33 (f)	534	516
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (b)	8,319	8,317
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8803% 9/25/34 (f)	37	30
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0153% 9/25/34 (f)	18	16
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7912% 4/6/42 (b)(f)	1,761	916
Truman Capital Mortgage Loan Trust:
Series 2014-NPL2 Class A1, 3.125% 6/25/54 (b)	4,711	4,705
Series 2014-NPL3 Class A1, 3.125% 4/25/53 (b)	6,666	6,657
Vericrest Opportunity Loan Transferee Series 2014-NPL9 Class A1, 3.375% 11/25/54 (b)	7,029	7,020
Vericrest Opportunity Loan Trust:
Series 2014-NP10 Class A1, 3.375% 10/25/54 (b)	7,029	7,020
Series 2014-NPL7 Class A1, 3.125% 8/27/57 (b)	23,128	23,099
TOTAL ASSET-BACKED SECURITIES (Cost $101,295)		103,558
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
CSMC Series 2014-3R:
Class 2A1, 0.855% 5/27/37 (b)(f)	12,599	11,953
Class AA1, 0.435% 5/27/37 (b)(f)	7,276	6,688
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5636% 10/25/34 (f)	$ 342	$ 343
Granite Master Issuer PLC floater:
Series 2006-4 Class M1, 0.495% 12/20/54 (f)	710	687
Series 2007-1:
Class 1M1, 0.455% 12/20/54 (f)	894	863
Class 2M1, 0.655% 12/20/54 (f)	1,148	1,116
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6808% 1/20/44 (f)	341	347
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4665% 8/25/36 (f)	722	615
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3653% 5/25/47 (f)	302	274
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3253% 2/25/37 (f)	545	500
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4453% 7/25/35 (f)	803	766
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5055% 6/10/35 (b)(f)	269	246
Class B6, 3.0055% 6/10/35 (b)(f)	357	331
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (f)	16	15
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5123% 4/25/33 (f)	107	107
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,978)		24,851
Commercial Mortgage Securities - 7.6%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4258% 2/14/43 (f)(h)	413	8
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7124% 5/10/45 (f)	219	221
Series 2006-3 Class A4, 5.889% 7/10/44	4,441	4,697
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,229
Series 2005-3 Class A3B, 5.09% 7/10/43 (f)	3,402	3,454
Series 2006-6 Class E, 5.619% 10/10/45 (b)	633	79
Series 2007-2 Class A4, 5.6117% 4/10/49 (f)	4,000	4,320
Series 2007-3:
Class A3, 5.5632% 6/10/49 (f)	1,314	1,320
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
Series 2007-3: - continued
Class A4, 5.5632% 6/10/49 (f)	$ 2,283	$ 2,471
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.4303% 12/25/33 (b)(f)	31	27
Series 2005-3A:
Class A2, 0.5553% 11/25/35 (b)(f)	225	203
Class M1, 0.5953% 11/25/35 (b)(f)	61	52
Class M2, 0.6453% 11/25/35 (b)(f)	45	32
Class M3, 0.6653% 11/25/35 (b)(f)	41	29
Class M4, 0.7553% 11/25/35 (b)(f)	51	36
Series 2005-4A:
Class A2, 0.5453% 1/25/36 (b)(f)	567	493
Class B1, 1.5553% 1/25/36 (b)(f)	29	6
Class M1, 0.6053% 1/25/36 (b)(f)	183	107
Class M2, 0.6253% 1/25/36 (b)(f)	69	39
Class M3, 0.6553% 1/25/36 (b)(f)	100	54
Class M4, 0.7653% 1/25/36 (b)(f)	55	29
Class M5, 0.8053% 1/25/36 (b)(f)	55	22
Class M6, 0.8553% 1/25/36 (b)(f)	59	18
Series 2006-1:
Class A2, 0.5153% 4/25/36 (b)(f)	112	98
Class M1, 0.5353% 4/25/36 (b)(f)	68	53
Class M2, 0.5553% 4/25/36 (b)(f)	72	55
Class M3, 0.5753% 4/25/36 (b)(f)	62	45
Class M4, 0.6753% 4/25/36 (b)(f)	35	25
Class M5, 0.7153% 4/25/36 (b)(f)	34	24
Class M6, 0.7953% 4/25/36 (b)(f)	68	46
Series 2006-2A:
Class M1, 0.4653% 7/25/36 (b)(f)	100	77
Class M2, 0.4853% 7/25/36 (b)(f)	70	53
Class M3, 0.5053% 7/25/36 (b)(f)	58	41
Class M4, 0.5753% 7/25/36 (b)(f)	67	45
Class M5, 0.6253% 7/25/36 (b)(f)	48	30
Series 2006-3A Class M4, 0.5853% 10/25/36 (b)(f)	40	4
Series 2006-4A:
Class A2, 0.4253% 12/25/36 (b)(f)	1,683	1,394
Class M1, 0.4453% 12/25/36 (b)(f)	135	91
Class M2, 0.4653% 12/25/36 (b)(f)	90	50
Class M3, 0.4953% 12/25/36 (b)(f)	92	42
Series 2007-1 Class A2, 0.4253% 3/25/37 (b)(f)	358	293
Series 2007-2A:
Class A1, 0.4253% 7/25/37 (b)(f)	1,035	879
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-2A: - continued
Class A2, 0.4753% 7/25/37 (b)(f)	$ 969	$ 764
Class M1, 0.5253% 7/25/37 (b)(f)	331	99
Class M2, 0.5653% 7/25/37 (b)(f)	216	27
Class M3, 0.6453% 7/25/37 (b)(f)	186	13
Series 2007-3:
Class A2, 0.4453% 7/25/37 (b)(f)	352	293
Class M1, 0.4653% 7/25/37 (b)(f)	187	140
Class M2, 0.4953% 7/25/37 (b)(f)	199	114
Class M3, 0.5253% 7/25/37 (b)(f)	321	122
Class M4, 0.6553% 7/25/37 (b)(f)	505	164
Class M5, 0.7553% 7/25/37 (b)(f)	244	43
Series 2007-4A:
Class M1, 1.102% 9/25/37 (b)(f)	182	32
Class M2, 1.202% 9/25/37 (b)(f)	90	9
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.7047% 3/15/22 (b)(f)	133	133
Class J, 0.8547% 3/15/22 (b)(f)	489	485
Series 2006-T22 Class A4, 5.5572% 4/12/38 (f)	130	135
Series 2007-PW18 Class X2, 0.2883% 6/11/50 (b)(f)(h)	69,628	263
Series 2007-T28 Class X2, 0.1356% 9/11/42 (b)(f)(h)	39,337	67
C-BASS Trust floater Series 2006-SC1 Class A, 0.422% 5/25/36 (b)(f)	264	252
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4532% 5/15/35 (b)(f)(h)	2,283	8
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 2.8% 12/15/16 (b)(f)	2,535	2,535
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	2,719	2,871
Series 2007-CD4 Class A3, 5.293% 12/11/49	100	100
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (f)	1,223	1,171
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.0047% 4/15/17 (b)(f)	100	100
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.7023% 6/15/39 (f)	10,468	11,258
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	991	1,077
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5047% 4/15/22 (b)(f)	$ 3,907	$ 3,860
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.2117% 8/15/36 (f)(h)	28	0*
Series 2001-CKN5 Class AX, 0% 9/15/34 (b)(f)(h)	4	0*
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.4747% 2/15/22 (b)(f)	33	33
Series 2007-C1 Class B, 5.487% 2/15/40 (b)(f)	1,677	182
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	14,362
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	20,333	21,796
Series 2006-GG7 Class A4, 5.8188% 7/10/38 (f)	3,122	3,284
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	2,274	2,435
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)	1,300	1,324
Class DFX, 4.4065% 11/5/30 (b)	11,967	12,333
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.4347% 11/15/18 (b)(f)	117	116
Class F, 0.4847% 11/15/18 (b)(f)	227	221
Class G, 0.5147% 11/15/18 (b)(f)	198	191
Class H, 0.6547% 11/15/18 (b)(f)	190	182
sequential payer:
Series 2006-CB17:
Class A3, 5.45% 12/12/43	18	18
Class A4, 5.429% 12/12/43	4,540	4,808
Series 2007-CB18 Class A4, 5.44% 6/12/47	12,859	13,824
Series 2007-LD11 Class A4, 5.7857% 6/15/49 (f)	97,451	105,467
Series 2007-CB19:
Class B, 5.7027% 2/12/49 (f)	93	31
Class C, 5.7027% 2/12/49 (f)	245	51
Class D, 5.7027% 2/12/49 (f)	257	32
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (f)	65	2
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9033% 7/15/44 (f)	3,760	4,105
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class A2, 5.3% 11/15/38	565	578
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4135% 1/12/44 (b)(f)	953	924
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust: - continued
Series 2007-C1 Class A4, 5.8351% 6/12/50 (f)	$ 4,145	$ 4,541
Series 2008-C1 Class A4, 5.69% 2/12/51	2,217	2,436
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2743% 12/12/49 (f)	39	39
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (f)	3,000	3,184
Class ASB, 5.133% 12/12/49 (f)	298	304
Series 2007-6 Class A4, 5.485% 3/12/51 (f)	26,699	28,879
Series 2007-7 Class A4, 5.7445% 6/12/50 (f)	5,132	5,584
Series 2006-4 Class XP, 0.6176% 12/12/49 (f)(h)	16,069	1
Series 2007-6 Class B, 5.635% 3/12/51 (f)	1,095	341
Series 2007-7 Class B, 5.7445% 6/12/50 (f)	1,409	62
Series 2007-8 Class A3, 5.8821% 8/12/49 (f)	944	1,034
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (b)(f)	227	202
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (b)(f)	629	622
Class D, 0.345% 10/15/20 (b)(f)	422	416
Class E, 0.405% 10/15/20 (b)(f)	528	517
Class F, 0.455% 10/15/20 (b)(f)	397	387
Class G, 0.495% 10/15/20 (b)(f)	491	475
Class H, 0.585% 10/15/20 (b)(f)	309	293
Class J, 0.735% 10/15/20 (b)(f)	179	160
sequential payer Series 2007-IQ15 Class A4, 5.9085% 6/11/49 (f)	22,819	25,008
Series 2006-T23 Class A3, 5.8051% 8/12/41 (f)	425	425
Series 2007-HQ12 Class A4, 5.5918% 4/12/49 (f)	5,793	6,034
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (f)	19,062	20,631
Class B, 5.7208% 4/15/49 (f)	269	25
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	190	70
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.513% 9/15/21 (b)(f)	128	125
Class J, 0.753% 9/15/21 (b)(f)	314	301
Series 2007-WHL8:
Class F, 0.6347% 6/15/20 (b)(f)	2,710	2,548
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8: - continued
Class LXR1, 0.8547% 6/15/20 (b)(f)	$ 168	$ 163
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	30,892	33,137
Series 2007-C31 Class A4, 5.509% 4/15/47	32,250	34,506
Series 2007-C32 Class A3, 5.7164% 6/15/49 (f)	16,199	17,510
Series 2007-C33 Class A4, 5.9413% 2/15/51 (f)	31,616	33,961
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,109
Series 2005-C22:
Class B, 5.3645% 12/15/44 (f)	2,428	2,439
Class F, 5.3645% 12/15/44 (b)(f)	1,826	383
Series 2007-C31 Class C, 5.6724% 4/15/47 (f)	4,515	4,380
Series 2007-C31A Class A2, 5.421% 4/15/47	283	283
Series 2007-C32:
Class D, 5.7164% 6/15/49 (f)	823	573
Class E, 5.7164% 6/15/49 (f)	1,297	723
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $464,782)		469,536
Municipal Securities - 2.0%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (f)	1,835	1,862
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,000	1,459
7.3% 10/1/39	9,330	13,547
7.625% 3/1/40	2,175	3,296
Chicago Gen. Oblig.:
(Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	1,510	1,765
6.314% 1/1/44	27,600	28,773
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	640	670
5.1% 6/1/33	36,875	36,319
Series 2010-1, 6.63% 2/1/35	4,420	4,907
Series 2010-3:
6.725% 4/1/35	5,880	6,559
7.35% 7/1/35	3,010	3,517
Series 2011:
5.365% 3/1/17	195	210
5.665% 3/1/18	4,060	4,471
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2011: - continued
5.877% 3/1/19	$ 7,020	$ 7,805
Series 2013:
1.84% 12/1/16	4,160	4,179
3.6% 12/1/19	3,585	3,616
TOTAL MUNICIPAL SECURITIES (Cost $119,967)		122,955
Foreign Government and Government Agency Obligations - 0.7%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (b)	6,150	6,270
5.75% 9/26/23 (b)	5,628	5,980
Brazilian Federative Republic 4.25% 1/7/25	5,790	5,862
United Mexican States 3.5% 1/21/21	23,411	24,160
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $40,975)		42,272
Bank Notes - 0.1%
Discover Bank (Delaware) 3.2% 8/9/21 (Cost $8,958)	8,981	9,049
Fixed-Income Funds - 25.7%
	Shares
Fidelity Mortgage Backed Securities Central Fund (g)	10,716,324	1,173,652
Fidelity Specialized High Income Central Fund (g)	3,915,959	412,076
TOTAL FIXED-INCOME FUNDS (Cost $1,540,415)		1,585,728
Preferred Securities - 0.2%
Principal Amount (000s)
FINANCIALS - 0.2%
Banks - 0.2%
Barclays Bank PLC 7.625% 11/21/22 (Cost $11,925)	$ 10,602	11,724
Money Market Funds - 1.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (a) (Cost $96,301)	96,301,297	$ 96,301
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $6,035,759)		6,214,755
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(42,744)
NET ASSETS - 100%		$ 6,172,011
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 12/1/44	$ (21,200)	(21,432)
3% 12/1/44	(5,300)	(5,358)
TOTAL TBA SALE COMMITMENTS (Proceeds $26,420)		$ (26,790)
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (000s) (2)	Value (000s) (1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation)(000s)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse International	(1%)	$ 6,500	$ (121)	$ (271)	$ (392)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	4,085	(74)	(202)	(276)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	6,500	(117)	(451)	(568)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	6,500	(117)	(387)	(504)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	3,825	(309)	36	(273)
Swaps - continued
Credit Default Swaps - continued
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s) (2)	Value (000s) (1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation)(000s)
Buy Protection - continued
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	$ 3,823	$ (309)	$ 96	$ (213)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	5,500	(99)	(81)	(180)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	3,823	(69)	(127)	(196)
TOTAL BUY PROTECTION						(1,215)	(1,387)	(2,602)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch International	4.29%	50	(7)	0	(7)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley Capital Group, Inc.	5.10%	502	(470)	0	(470)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	Barclays Bank PLC	1.545%	392	(64)	0	(64)
Swaps - continued
Credit Default Swaps - continued
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s) (2)	Value (000s) (1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation)(000s)
Sell Protection - continued
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	$ 512	$ (206)	$ 0	$ (206)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	Barclays Bank PLC	1.475%	371	(53)	0	(53)
TOTAL SELL PROTECTION						(800)	0	(800)
TOTAL CREDIT DEFAULT SWAPS						$ (2,015)	$ (1,387)	$ (3,402)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $364,622,000 or 5.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $3,038,000.

(e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $286,000.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount repesents less than $1000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 95
Fidelity Mortgage Backed Securities Central Fund	6,238
Fidelity Specialized High Income Central Fund	4,485
Total	$ 10,818
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,156,163	$ 6,472	$ -	$ 1,173,652	29.3%
Fidelity Specialized High Income Central Fund	356,070	80,708	-	412,076	58.4%
Total	$ 1,512,233	$ 87,180	$ -	$ 1,585,728
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,125,142	$ -	$ 2,125,142	$ -
U.S. Government and Government Agency Obligations	1,238,790	-	1,238,790	-
U.S. Government Agency - Mortgage Securities	384,849	-	384,849	-
Asset-Backed Securities	103,558	-	102,637	921
Collateralized Mortgage Obligations	24,851	-	24,274	577
Commercial Mortgage Securities	469,536	-	468,721	815
Municipal Securities	122,955	-	122,955	-
Foreign Government and Government Agency Obligations	42,272	-	42,272	-
Bank Notes	9,049	-	9,049	-
Fixed-Income Funds	1,585,728	1,585,728	-	-
Preferred Securities	11,724	-	11,724	-
Money Market Funds	96,301	96,301	-	-
Total Investments in Securities:	$ 6,214,755	$ 1,682,029	$ 4,530,413	$ 2,313
Derivative Instruments:
Liabilities
Swaps	$ (2,015)	$ -	$ (2,015)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (26,790)	$ -	$ (26,790)	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $6,059,742,000. Net unrealized appreciation aggregated $155,013,000, of which $194,680,000 related to appreciated investment securities and $39,667,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Short-Term Bond Fund

November 30, 2014

1.813036.110

STP-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 42.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.4%
Automobiles - 1.1%
Daimler Finance North America LLC:
1.25% 1/11/16 (b)	$ 10,000	$ 10,051
1.3% 7/31/15 (b)	17,811	17,895
1.375% 8/1/17 (b)	16,985	16,984
1.45% 8/1/16 (b)	5,906	5,949
Volkswagen Group of America Finance LLC 1.25% 5/23/17 (b)	15,700	15,695
Volkswagen International Finance NV:
1.6% 11/20/17 (b)	9,139	9,173
2.375% 3/22/17 (b)	8,440	8,653
		84,400
Media - 1.3%
COX Communications, Inc. 6.25% 6/1/18 (b)	2,012	2,292
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 2.4% 3/15/17	15,000	15,342
NBCUniversal Enterprise, Inc. 0.7676% 4/15/16 (b)(e)	20,000	20,071
Thomson Reuters Corp.:
0.875% 5/23/16	4,387	4,382
1.3% 2/23/17	2,865	2,864
Time Warner Cable, Inc. 5.85% 5/1/17	17,860	19,647
Time Warner, Inc. 3.15% 7/15/15	11,388	11,568
Viacom, Inc. 2.2% 4/1/19	10,000	9,869
Walt Disney Co. 1.1% 12/1/17	7,616	7,593
		93,628
TOTAL CONSUMER DISCRETIONARY		178,028
CONSUMER STAPLES - 2.7%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc. 0.8% 1/15/16	20,514	20,577
FBG Finance Ltd. 5.125% 6/15/15 (b)	6,866	7,033
Heineken NV:
0.8% 10/1/15 (b)	12,017	12,036
1.4% 10/1/17 (b)	4,476	4,478
SABMiller Holdings, Inc. 2.45% 1/15/17 (b)	18,776	19,236
		63,360
Food & Staples Retailing - 0.3%
Walgreen Co.:
1% 3/13/15	13,123	13,145
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreen Co.: - continued
1.8% 9/15/17	$ 5,572	$ 5,609
Walgreens Boots Alliance, Inc. 1.75% 11/17/17	1,925	1,939
		20,693
Food Products - 1.0%
ConAgra Foods, Inc. 1.3% 1/25/16	24,834	24,930
General Mills, Inc.:
0.875% 1/29/16	7,655	7,675
1.4% 10/20/17	10,350	10,358
Kraft Foods Group, Inc. 1.625% 6/4/15	17,580	17,669
Tyson Foods, Inc. 2.65% 8/15/19	8,110	8,212
William Wrigley Jr. Co. 1.4% 10/21/16 (b)	5,283	5,307
		74,151
Tobacco - 0.6%
Altria Group, Inc. 4.125% 9/11/15	19,900	20,433
Reynolds American, Inc.:
1.05% 10/30/15	9,807	9,827
6.75% 6/15/17	11,767	13,227
		43,487
TOTAL CONSUMER STAPLES		201,691
ENERGY - 3.1%
Energy Equipment & Services - 0.3%
Nabors Industries, Inc. 2.35% 9/15/16	4,533	4,582
Petrofac Ltd. 3.4% 10/10/18 (b)	15,515	16,025
		20,607
Oil, Gas & Consumable Fuels - 2.8%
BG Energy Capital PLC 2.875% 10/15/16 (b)	8,959	9,248
BP Capital Markets PLC:
1.375% 5/10/18	9,010	8,890
1.846% 5/5/17	10,000	10,146
2.248% 11/1/16	9,110	9,335
Canadian Natural Resources Ltd. 1.75% 1/15/18	3,070	3,074
DCP Midstream Operating LP 2.7% 4/1/19	782	780
Enbridge, Inc.:
0.6836% 6/2/17 (e)	13,998	14,040
0.8851% 10/1/16 (e)	18,000	18,085
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP:
1.25% 8/13/15	$ 6,656	$ 6,677
2.55% 10/15/19	1,565	1,567
Kinder Morgan Holding Co. LLC:
2% 12/1/17	2,732	2,738
3.05% 12/1/19	5,271	5,299
Marathon Petroleum Corp. 3.5% 3/1/16	11,885	12,223
Petrobras Global Finance BV:
2% 5/20/16	23,350	22,902
3.25% 3/17/17	10,000	9,870
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	8,216	8,249
Petroleos Mexicanos 3.125% 1/23/19	1,329	1,363
Phillips 66 Co. 2.95% 5/1/17	4,000	4,140
Schlumberger Investment SA 1.25% 8/1/17 (b)	13,136	13,145
Spectra Energy Partners, LP 2.95% 6/15/16	4,126	4,250
Total Capital International SA 1% 1/10/17	25,050	25,054
TransCanada PipeLines Ltd. 0.9131% 6/30/16 (e)	20,300	20,434
		211,509
TOTAL ENERGY		232,116
FINANCIALS - 24.8%
Banks - 15.8%
ABN AMRO Bank NV 1.0331% 10/28/16 (b)(e)	15,000	15,113
Australia & New Zealand Banking Group Ltd.:
0.9% 2/12/16	18,000	18,085
1.25% 1/10/17	12,350	12,401
1.875% 10/6/17	5,000	5,072
Bank of America Corp.:
1.25% 1/11/16	18,223	18,295
2% 1/11/18	8,915	8,976
2.6% 1/15/19	10,814	10,965
3.7% 9/1/15	35,610	36,409
Bank of America NA:
1.25% 2/14/17	16,020	16,036
5.3% 3/15/17	1,941	2,101
Bank of Nova Scotia:
1.375% 7/15/16	21,990	22,195
1.375% 12/18/17	8,336	8,300
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1% 2/26/16 (b)	$ 18,000	$ 18,034
1.45% 9/8/17 (b)	15,000	14,955
1.55% 9/9/16 (b)	10,020	10,112
Barclays Bank PLC 2.5% 2/20/19	12,950	13,141
BB&T Corp. 3.2% 3/15/16	5,000	5,146
BNP Paribas 2.375% 9/14/17	18,330	18,739
BPCE SA 1.625% 2/10/17	10,000	10,057
Branch Banking & Trust Co. 1.45% 10/3/16	20,000	20,200
Capital One Bank NA:
1.15% 11/21/16	5,965	5,960
1.2% 2/13/17	14,603	14,564
1.3% 6/5/17	13,997	13,950
Capital One NA 1.5% 9/5/17	10,100	10,080
Citigroup, Inc.:
1.1936% 7/25/16 (e)	4,070	4,101
1.3% 4/1/16	22,850	22,939
1.3% 11/15/16	13,708	13,719
1.55% 8/14/17	40,000	39,976
1.7% 7/25/16	48,170	48,645
1.85% 11/24/17	10,000	10,037
2.5% 7/29/19	8,000	8,063
3.953% 6/15/16	5,000	5,216
Commonwealth Bank of Australia 1.125% 3/13/17	16,060	16,075
Credit Suisse New York Branch:
0.5346% 3/11/16 (e)	20,000	19,985
1.375% 5/26/17	30,800	30,840
Discover Bank 2% 2/21/18	20,410	20,425
Fifth Third Bancorp:
3.625% 1/25/16	4,799	4,948
4.5% 6/1/18	7,000	7,575
Fifth Third Bank 0.9% 2/26/16	20,630	20,681
HSBC Bank PLC:
1.5% 5/15/18 (b)	8,960	8,898
3.1% 5/24/16 (b)	8,670	8,987
HSBC U.S.A., Inc.:
1.5% 11/13/17	8,000	8,034
1.625% 1/16/18	7,507	7,526
Intesa Sanpaolo SpA 2.375% 1/13/17	22,145	22,439
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.:
1.35% 2/15/17	$ 56,100	$ 56,249
2.35% 1/28/19	7,361	7,454
KeyBank NA:
1.65% 2/1/18	5,786	5,794
2.5% 12/15/19	5,742	5,793
Manufacturers & Traders Trust Co. 1.4% 7/25/17	15,700	15,742
Marshall & Ilsley Bank 5% 1/17/17	686	733
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (b)	11,420	11,412
Mizuho Corporate Bank Ltd.:
0.6841% 9/25/17 (b)(e)	15,000	15,012
1.55% 10/17/17 (b)	25,865	25,782
MUFG Union Bank NA 1.5% 9/26/16	5,937	5,979
Nordea Bank AB 0.875% 5/13/16 (b)	13,640	13,658
PNC Bank NA:
0.8% 1/28/16	20,150	20,194
1.15% 11/1/16	9,964	10,009
1.3% 10/3/16	8,950	9,021
Regions Bank 7.5% 5/15/18	3,766	4,399
Regions Financial Corp. 2% 5/15/18	8,970	8,921
Royal Bank of Canada:
0.85% 3/8/16	10,000	10,033
1.2% 1/23/17	9,971	10,001
1.45% 9/9/16	7,275	7,352
1.5% 1/16/18	17,080	17,074
2.2% 7/27/18	9,000	9,148
Royal Bank of Scotland Group PLC:
1.1731% 3/31/17 (e)	12,705	12,746
2.55% 9/18/15	41,690	42,225
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	20,000	20,040
1.45% 7/19/16	18,050	18,187
1.8% 7/18/17	13,200	13,304
SunTrust Banks, Inc.:
0.5229% 8/24/15 (e)	3,500	3,500
0.5351% 4/1/15 (e)	21,000	21,006
3.5% 1/20/17	10,203	10,701
5% 9/1/15	7,068	7,295
Union Bank NA 3% 6/6/16	10,000	10,295
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Wells Fargo & Co. 1.5% 1/16/18	$ 20,000	$ 20,023
Wells Fargo Bank NA 0.4421% 5/16/16 (e)	11,015	10,966
Westpac Banking Corp.:
1.2% 5/19/17	25,000	24,999
1.5% 12/1/17 (c)	15,000	15,069
2% 8/14/17	15,561	15,860
		1,173,971
Capital Markets - 2.3%
Deutsche Bank AG London Branch 1.4% 2/13/17	35,000	35,006
Goldman Sachs Group, Inc.:
0.6831% 3/22/16 (e)	14,000	13,988
1.748% 9/15/17	25,000	25,061
2.375% 1/22/18	17,090	17,398
2.625% 1/31/19	10,000	10,128
JPMorgan Chase & Co. 1.125% 2/26/16	10,000	10,028
Lazard Group LLC 6.85% 6/15/17	1,325	1,490
Morgan Stanley:
1.75% 2/25/16	24,655	24,909
5.45% 1/9/17	16,000	17,346
UBS AG Stamford Branch 1.375% 8/14/17	15,540	15,491
		170,845
Consumer Finance - 3.6%
American Express Credit Corp.:
0.875% 11/13/15	8,640	8,660
1.125% 6/5/17	20,300	20,261
1.3% 7/29/16	9,000	9,055
2.8% 9/19/16	5,476	5,667
American Honda Finance Corp. 1.5% 9/11/17 (b)	5,156	5,185
Capital One Financial Corp. 0.8719% 11/6/15 (e)	8,000	8,028
Discover Financial Services 6.45% 6/12/17	23,863	26,582
Ford Motor Credit Co. LLC:
1.684% 9/8/17	15,220	15,169
1.7% 5/9/16	10,000	10,078
3% 6/12/17	27,770	28,629
General Electric Capital Corp.:
1% 1/8/16	10,120	10,178
1.5% 7/12/16	38,455	38,975
2.9% 1/9/17	30,326	31,557
3.35% 10/17/16	26,545	27,806
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America:
1.45% 2/6/17 (b)	$ 10,369	$ 10,351
1.625% 10/2/15 (b)	9,965	10,028
1.875% 8/9/16 (b)	2,372	2,401
Synchrony Financial 1.875% 8/15/17	1,854	1,863
		270,473
Diversified Financial Services - 0.3%
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	10,000	10,122
Berkshire Hathaway, Inc. 1.55% 2/9/18	8,731	8,763
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	6,180	6,324
		25,209
Insurance - 1.4%
AEGON NV 4.625% 12/1/15	13,580	14,085
American International Group, Inc. 2.3% 7/16/19	3,711	3,745
Aon Corp. 3.5% 9/30/15	6,775	6,935
Assurant, Inc. 2.5% 3/15/18	10,000	10,119
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	9,195	9,398
MetLife, Inc.:
1.756% 12/15/17	3,748	3,784
1.903% 12/15/17	1,608	1,618
Metropolitan Life Global Funding I:
1.3% 4/10/17 (b)	15,000	15,019
1.5% 1/10/18 (b)	19,930	19,959
Pricoa Global Funding I 1.15% 11/25/16 (b)	6,030	6,044
Prudential Financial, Inc. 2.3% 8/15/18	2,889	2,929
Symetra Financial Corp. 6.125% 4/1/16 (b)	4,284	4,540
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)	2,162	2,177
		100,352
Real Estate Investment Trusts - 0.5%
DDR Corp.:
5.5% 5/1/15	8,905	9,076
9.625% 3/15/16	2,618	2,901
Equity One, Inc.:
5.375% 10/15/15	1,026	1,063
6.25% 1/15/17	359	391
HCP, Inc. 3.75% 2/1/16	4,850	5,010
Health Care Property Investors, Inc. 6% 1/30/17	11,796	12,973
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc.:
2.25% 3/15/18	$ 3,548	$ 3,591
4.7% 9/15/17	1,232	1,335
Simon Property Group LP 2.15% 9/15/17	3,000	3,069
		39,409
Real Estate Management & Development - 0.9%
Brandywine Operating Partnership LP 6% 4/1/16	5,916	6,275
ERP Operating LP 2.375% 7/1/19	5,142	5,167
Essex Portfolio LP 5.5% 3/15/17	7,464	8,139
Liberty Property LP 5.125% 3/2/15	3,000	3,034
Mack-Cali Realty LP:
2.5% 12/15/17	6,061	6,134
5.8% 1/15/16	1,264	1,327
Regency Centers LP 5.25% 8/1/15	8,860	9,120
Tanger Properties LP 6.15% 11/15/15	14,299	15,034
Ventas Realty LP:
1.25% 4/17/17	3,830	3,824
1.55% 9/26/16	3,765	3,794
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	5,421	5,447
		67,295
TOTAL FINANCIALS		1,847,554
HEALTH CARE - 1.8%
Biotechnology - 0.2%
Amgen, Inc. 1.25% 5/22/17	15,700	15,655
Health Care Providers & Services - 0.5%
Express Scripts Holding Co.:
1.25% 6/2/17	19,740	19,611
2.1% 2/12/15	14,095	14,131
WellPoint, Inc. 1.875% 1/15/18	4,545	4,546
		38,288
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 1.3% 2/1/17	2,357	2,355
Pharmaceuticals - 1.0%
AbbVie, Inc.:
1.2% 11/6/15	20,100	20,171
1.75% 11/6/17	14,670	14,748
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Bayer U.S. Finance LLC:
1.5% 10/6/17 (b)	$ 16,526	$ 16,594
2.375% 10/8/19 (b)	5,491	5,522
Mylan, Inc. 1.35% 11/29/16	2,790	2,788
Perrigo Co. PLC 1.3% 11/8/16	2,355	2,352
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,937	2,927
Zoetis, Inc.:
1.15% 2/1/16	7,580	7,588
1.875% 2/1/18	1,352	1,339
		74,029
TOTAL HEALTH CARE		130,327
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
L-3 Communications Corp. 1.5% 5/28/17	7,210	7,173
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	60	62
Iberbond 2004 PLC 4.826% 12/24/17 (g)	373	375
		437
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	3,415	3,440
Trading Companies & Distributors - 0.1%
Air Lease Corp. 2.125% 1/15/18	3,931	3,882
TOTAL INDUSTRIALS		14,932
INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.3%
Cisco Systems, Inc. 1.1% 3/3/17	20,300	20,371
Electronic Equipment & Components - 0.7%
Amphenol Corp. 1.55% 9/15/17	13,533	13,573
Tyco Electronics Group SA:
2.375% 12/17/18	1,729	1,757
6.55% 10/1/17	33,025	37,504
		52,834
IT Services - 0.7%
IBM Corp. 1.95% 7/22/16	11,579	11,831
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.:
1.2311% 8/21/15 (e)	$ 24,920	$ 25,025
2.375% 12/10/15	3,818	3,878
2.875% 12/10/17	12,303	12,609
		53,343
TOTAL INFORMATION TECHNOLOGY		126,548
MATERIALS - 0.8%
Chemicals - 0.2%
Ecolab, Inc. 1.45% 12/8/17	4,625	4,612
Sherwin-Williams Co. 1.35% 12/15/17	8,600	8,579
		13,191
Metals & Mining - 0.6%
Anglo American Capital PLC 1.1806% 4/15/16 (b)(e)	9,133	9,168
Freeport-McMoRan, Inc. 2.3% 11/14/17	4,960	4,990
Rio Tinto Finance (U.S.A.) PLC:
1.0746% 6/17/16 (e)	7,000	7,053
1.375% 6/17/16	14,541	14,646
1.625% 8/21/17	8,700	8,739
		44,596
TOTAL MATERIALS		57,787
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.:
1.4% 12/1/17	8,600	8,558
2.95% 5/15/16	16,570	17,059
British Telecommunications PLC:
1.25% 2/14/17	18,252	18,247
1.625% 6/28/16	13,819	13,955
2% 6/22/15	18,637	18,774
2.35% 2/14/19	8,200	8,239
CenturyLink, Inc. 5.15% 6/15/17	11,140	11,725
Deutsche Telekom International Financial BV 3.125% 4/11/16 (b)	8,640	8,898
Verizon Communications, Inc.:
1.35% 6/9/17	12,287	12,294
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
2% 11/1/16	$ 18,076	$ 18,416
2.5% 9/15/16	28,649	29,453
		165,618
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
1.2346% 9/12/16 (e)	10,300	10,371
2.375% 9/8/16	12,066	12,323
Vodafone Group PLC 1.5% 2/19/18	8,000	7,943
		30,637
TOTAL TELECOMMUNICATION SERVICES		196,255
UTILITIES - 2.8%
Electric Utilities - 1.8%
American Electric Power Co., Inc. 1.65% 12/15/17	12,378	12,439
Cleveland Electric Illuminating Co. 5.7% 4/1/17	2,644	2,872
Duke Energy Corp.:
0.6126% 4/3/17 (e)	13,484	13,518
1.625% 8/15/17	4,941	4,976
2.1% 6/15/18	6,987	7,097
FirstEnergy Corp. 2.75% 3/15/18	18,507	18,698
LG&E and KU Energy LLC 2.125% 11/15/15	15,668	15,819
Northeast Utilities 1.45% 5/1/18	2,384	2,356
Pacific Gas & Electric Co. 5.625% 11/30/17	13,827	15,496
Pepco Holdings, Inc. 2.7% 10/1/15	7,191	7,295
Southern Co. 2.375% 9/15/15	9,325	9,462
TECO Finance, Inc. 4% 3/15/16	3,850	4,004
Xcel Energy, Inc. 0.75% 5/9/16	20,000	20,002
		134,034
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
1.4% 9/15/17	5,409	5,395
1.95% 8/15/16	5,976	6,066
2.25% 9/1/15	13,949	14,110
2.5% 12/1/19	8,000	8,067
2.5331% 9/30/66 (e)	7,611	7,152
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	$ 27,950	$ 27,775
Sempra Energy 2.3% 4/1/17	8,835	9,047
		77,612
TOTAL UTILITIES		211,646
TOTAL NONCONVERTIBLE BONDS (Cost $3,178,816)		3,196,884
U.S. Government and Government Agency Obligations - 25.4%

U.S. Government Agency Obligations - 0.9%
Fannie Mae:
0.875% 2/8/18	417	414
1.625% 11/27/18	2,748	2,774
1.875% 9/18/18	1,483	1,514
Federal Home Loan Bank 0.625% 11/23/16	42,505	42,548
Freddie Mac:
0.75% 1/12/18	5,991	5,934
1% 9/29/17	9,423	9,425
1.25% 5/12/17	1,356	1,370
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		63,979
U.S. Treasury Obligations - 24.5%
U.S. Treasury Notes:
0.5% 7/31/17	635,000	630,136
0.625% 12/15/16	400,792	401,731
0.625% 2/15/17	100,000	100,086
0.75% 1/15/17	145,351	145,964
0.875% 11/30/16 (d)	117,072	117,987
0.875% 1/31/17	164,722	165,777
0.875% 5/15/17	1,972	1,981
0.875% 10/15/17	220,079	220,251
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1% 9/15/17	$ 3,777	$ 3,796
1.375% 2/28/19	40,000	40,038
TOTAL U.S. TREASURY OBLIGATIONS		1,827,747
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,884,299)		1,891,726
U.S. Government Agency - Mortgage Securities - 2.4%

Fannie Mae - 1.6%
2.161% 11/1/34 (e)	967	1,033
2.231% 10/1/35 (e)	6,426	6,856
2.263% 2/1/35 (e)	1,717	1,823
2.288% 11/1/36 (e)	2,148	2,293
2.327% 5/1/35 (e)	1,670	1,774
2.364% 12/1/33 (e)	775	824
2.372% 7/1/35 (e)	1,490	1,585
2.387% 4/1/35 (e)	2,588	2,772
2.427% 12/1/34 (e)	902	963
2.485% 11/1/34 (e)	7,290	7,789
2.538% 10/1/41 (e)	3,514	3,657
2.542% 6/1/42 (e)	1,405	1,454
2.693% 2/1/42 (e)	7,172	7,463
2.7% 9/1/41 (e)	5,044	5,277
2.768% 1/1/42 (e)	6,708	6,990
2.96% 11/1/40 (e)	811	852
2.982% 9/1/41 (e)	919	964
3.004% 8/1/41 (e)	1,088	1,137
3.059% 10/1/41 (e)	477	501
3.177% 1/1/40 (e)	2,183	2,329
3.236% 7/1/41 (e)	1,517	1,602
3.264% 2/1/40 (e)	4,107	4,346
3.325% 10/1/41 (e)	743	780
3.328% 3/1/40 (e)	1,609	1,680
3.337% 1/1/40 (e)	4,275	4,575
3.5% 1/1/26 to 5/1/27	16,403	17,444
3.507% 2/1/40 (e)	1,199	1,274
3.556% 7/1/41 (e)	1,539	1,631
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.605% 3/1/40 (e)	$ 2,163	$ 2,321
3.611% 12/1/39 (e)	574	616
5.5% 10/1/17 to 11/1/34	25,725	28,726
6.5% 3/1/15 to 8/1/17	156	164
7% 3/1/15 to 11/1/18	109	114
7.5% 11/1/31	3	3
TOTAL FANNIE MAE		123,612
Freddie Mac - 0.8%
2.211% 11/1/35 (e)	1,160	1,240
2.368% 8/1/36 (e)	763	818
2.402% 10/1/42 (e)	8,381	8,785
2.973% 8/1/41 (e)	2,974	3,103
3% 8/1/21	7,898	8,278
3.136% 9/1/41 (e)	1,746	1,832
3.239% 4/1/41 (e)	934	984
3.24% 9/1/41 (e)	921	969
3.299% 6/1/41 (e)	1,144	1,204
3.476% 5/1/41 (e)	1,000	1,055
3.566% 4/1/40 (e)	1,558	1,634
3.621% 6/1/41 (e)	1,535	1,627
3.629% 2/1/40 (e)	2,147	2,252
3.633% 4/1/40 (e)	1,286	1,380
3.707% 5/1/41 (e)	1,272	1,342
4% 9/1/25 to 4/1/26	8,423	9,059
4.5% 8/1/18 to 11/1/18	7,146	7,521
5% 4/1/20	3,181	3,372
8.5% 5/1/27 to 7/1/28	183	221
12% 11/1/19	0*	0*
TOTAL FREDDIE MAC		56,676
Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	1,327	1,553
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $177,822)		181,841
Asset-Backed Securities - 14.0%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$ 1,352	$ 1,337
Series 2005-1 Class M1, 0.622% 4/25/35 (e)	447	387
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8053% 3/25/34 (e)	76	75
Series 2006-OP1 Class M1, 0.4353% 4/25/36 (e)	8,000	1,564
Ally Auto Receivables Trust Series 2014-SN1 Class A3, 0.75% 2/21/17	9,825	9,820
Ally Master Owner Trust:
Series 2010-4 Class A, 1.2247% 8/15/17 (e)	4,000	4,020
Series 2012-4 Class A, 1.72% 7/15/19	5,070	5,112
Series 2012-5 Class A, 1.54% 9/15/19	23,125	23,139
Series 2014-3 Class A, 1.33% 3/15/19	36,359	36,436
Series 2014-4 Class A2, 1.43% 6/17/19	14,950	14,977
Series 2014-5 Class A2, 1.6% 10/15/19	20,000	20,044
American Express Credit Account Master Trust:
Series 2014-2 Class A, 1.26% 1/15/20	15,742	15,788
Series 2014-3 Class A, 1.49% 4/15/20	20,000	20,110
AmeriCredit Automobile Receivables T Series 2014-4 Class A3, 1.27% 7/8/19	3,734	3,739
AmeriCredit Automobile Receivables Trust:
Series 2013-1 Class A3, 0.61% 10/10/17	15,070	15,075
Series 2013-5 Class A3, 0.9% 9/10/18	12,732	12,747
Series 2014-1 Class A3, 0.9% 2/8/19	7,713	7,708
Series 2014-2 Class A3, 0.94% 2/8/19	15,680	15,654
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.977% 4/25/34 (e)	60	44
Series 2005-R2 Class M1, 0.6053% 4/25/35 (e)	230	230
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9345% 3/25/34 (e)	378	356
Series 2004-W7 Class M1, 0.977% 5/25/34 (e)	227	219
Series 2006-W4 Class A2C, 0.3153% 5/25/36 (e)	798	280
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.522% 3/25/36 (e)	7	1
BMV Vehicle Lease Trust Series 2014-1 Class A3, 0.73% 2/21/17	12,000	12,003
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	12,000	12,019
Series 2014-3 Class A2, 1.18% 12/20/17	11,663	11,696
Capital One Multi-Asset Execution Trust:
Series 2013-A1 Class A1, 0.63% 11/15/18	30,779	30,750
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital One Multi-Asset Execution Trust: - continued
Series 2013-A3 Class A3, 0.96% 9/16/19	$ 13,122	$ 13,144
Series 2014-A5 Class A, 1.48% 7/15/20	19,150	19,272
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2953% 12/25/36 (e)	1,214	902
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (b)	539	540
Series 2013-2A Class A, 1.75% 11/15/17 (b)	3,843	3,857
Series 2014-1A Class A, 1.46% 12/17/18 (b)	6,287	6,302
Chase Issuance Trust:
Series 2013-A8 Class A8, 1.01% 10/15/18	10,000	10,032
Series 2014-A7 Class A, 1.45% 11/15/19	18,788	18,788
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (b)	17,710	17,784
Series 2014-VT1 Class A3, 1.5% 10/21/19 (b)	11,170	11,169
Citibank Credit Card Issuance Trust:
Series 2013-A6 Class A6, 1.32% 9/7/18	27,860	28,093
Series 2014-A2 Class A2, 1.02% 2/22/19	16,050	16,048
Series 2014-A4 Class A4, 1.23% 4/24/19	15,650	15,690
Series 2014-A8 Class A8, 1.73% 4/9/20	20,000	20,126
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.6553% 7/25/34 (e)	302	275
Series 2004-3 Class M4, 1.6103% 4/25/34 (e)	52	37
Series 2004-4 Class M2, 0.9503% 6/25/34 (e)	97	89
Dell Equipment Finance Trust Series 2014-1 Class A3, 0.94% 6/22/20 (b)	8,500	8,503
Discover Card Master Trust:
Series 2013-A2 Class A2, 0.69% 8/15/18	38,010	38,019
Series 2013-A5 Class A5, 1.04% 4/15/19	17,484	17,545
Series 2014-A3 Class A3, 1.22% 10/15/19	15,650	15,687
Series 2014-A5 Class A, 1.39% 4/15/20	15,000	14,991
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (b)	12,000	12,012
Series 2014-2 Class A2, 1.05% 3/20/20 (b)	15,000	15,011
Fannie Mae Series 2004-T5:
Class AB1, 0.6303% 5/28/35 (e)	634	588
Class AB3, 0.9166% 5/28/35 (e)	273	255
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.327% 8/25/34 (e)	196	175
Ford Credit Auto Lease Trust Series 2014-A Class A3, 0.68% 4/15/17	7,676	7,676
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	10,490	10,678
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Floorplan Master Owner Trust: - continued
Series 2012-5 Class A, 1.49% 9/15/19	$ 49,125	$ 49,186
Series 2014-1 Class A1, 1.2% 2/15/19	20,543	20,559
Series 2014-4 Class A1, 1.4% 8/15/19	17,044	17,091
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.5803% 11/25/34 (e)	410	36
Class M5, 1.6553% 11/25/34 (e)	158	3
Series 2005-A:
Class M3, 0.8903% 1/25/35 (e)	639	519
Class M4, 1.1753% 1/25/35 (e)	234	137
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6129% 2/25/47 (b)(e)	1,067	915
GE Business Loan Trust:
Series 2003-1 Class A, 0.5847% 4/15/31 (b)(e)	34	33
Series 2006-2A:
Class A, 0.3347% 11/15/34 (b)(e)	123	117
Class B, 0.4347% 11/15/34 (b)(e)	44	41
Class C, 0.5347% 11/15/34 (b)(e)	74	65
Class D, 0.9047% 11/15/34 (b)(e)	28	24
GE Capital Credit Card Master Note Trust:
Series 2012-4 Class A, 0.4547% 6/15/18 (e)	10,430	10,426
Series 2012-5 Class A, 0.95% 6/15/18	9,021	9,040
GE Equipment Small Ticket LLC:
Series 2012-1 Class A3, 1.04% 9/21/15 (b)	718	718
Series 2013-1A Class A3, 1.02% 2/24/17 (b)	10,000	10,034
GE Equipment Transportation LLC:
Series 2012-2:
Class A3, 0.62% 7/25/16	6,157	6,157
Class A4, 1.21% 9/25/17	8,850	8,880
Series 2014-1 Class A3, 0.97% 4/23/18	11,748	11,765
GM Financial Automobile Leasing Trust:
Series 2014-1A Class A3, 1.01% 5/22/17 (b)	12,730	12,773
Series 2014-2A Class A3, 1.22% 1/22/18 (b)	15,510	15,561
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.4753% 8/25/33 (e)	69	66
Series 2003-3 Class M1, 1.4453% 8/25/33 (e)	335	323
Series 2003-5 Class A2, 0.8553% 12/25/33 (e)	205	193
Series 2004-1 Class M2, 1.8553% 6/25/34 (e)	274	241
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3453% 1/25/37 (e)	902	578
Hyundai Auto Lease Securitization Trust Series 2014-B Class A3, 0.98% 11/15/17 (b)	19,420	19,424
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.5047% 5/15/18 (b)(e)	$ 16,265	$ 16,287
John Deere Owner Trust Series 2013-A Class A3, 0.6% 3/15/17	10,651	10,667
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.452% 7/25/36 (e)	49	21
Series 2007-CH1 Class AV4, 0.282% 11/25/36 (e)	566	561
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5636% 12/27/29 (e)	151	150
Series 2006-A Class 2C, 1.3836% 3/27/42 (e)	516	88
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.3053% 7/25/36 (e)	8,369	4,607
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4553% 5/25/37 (e)	312	3
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (b)	37,710	37,753
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9053% 7/25/34 (e)	31	24
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1303% 7/25/34 (e)	94	86
Series 2006-FM1 Class A2B, 0.262% 4/25/37 (e)	391	355
Series 2006-OPT1 Class A1A, 0.6753% 6/25/35 (e)	876	835
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8353% 8/25/34 (e)	367	338
Series 2005-NC1 Class M1, 0.8153% 1/25/35 (e)	251	237
Series 2005-NC2 Class B1, 1.9103% 3/25/35 (e)	164	5
Series 2006-NC4 Class A2D, 0.3953% 6/25/36 (e)	7,135	4,113
Nissan Auto Lease Trust Series 2014-A Class A3, 0.8% 2/15/17	8,625	8,633
Nissan Auto Receivables Owner Trust Series 2013-B Class A3, 0.84% 11/15/17	13,513	13,539
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.6247% 5/15/17 (e)	16,257	16,274
Series 2013-A Class A, 0.4533% 2/15/18 (e)	16,000	16,000
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 0.9851% 10/30/45 (e)	1,764	1,754
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0303% 9/25/34 (e)	3,309	2,953
Class M4, 2.3303% 9/25/34 (e)	460	288
Series 2005-WCH1 Class M4, 0.9853% 1/25/36 (e)	994	856
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9553% 4/25/33 (e)	3	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Santander Drive Auto Receivables Trust:
Series 2012-5 Class A3, 0.83% 12/15/16	$ 904	$ 904
Series 2013-2 Class A3, 0.7% 9/15/17	6,307	6,308
Series 2013-4:
Class A2, 0.89% 9/15/16	437	437
Class A3, 1.11% 12/15/17	9,300	9,322
Series 2014-3 Class A3, 0.81% 7/16/18	13,000	12,985
Series 2014-4 Class B, 1.82% 5/15/19	7,306	7,338
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.947% 3/25/35 (e)	617	561
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.8141% 6/15/33 (e)	1,127	1,094
Class C, 1.1841% 6/15/33 (e)	3,832	3,701
Series 2004-B:
Class A2, 0.4341% 6/15/21 (e)	3,135	3,121
Class C, 1.1041% 9/15/33 (e)	4,855	4,670
SLM Student Loan Trust:
Series 2012-7 Class A2, 0.4353% 9/25/19 (e)	17,275	17,248
Series 2013-1 Class A2, 0.4053% 9/25/19 (e)	12,000	11,973
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8803% 9/25/34 (e)	31	25
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0153% 9/25/34 (e)	386	344
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7912% 4/6/42 (b)(e)	272	142
Volkswagen Auto Lease Trust Series 2014-A Class A3, 0.8% 4/20/17	11,976	11,988
Volkswagen Auto Loan Enhanced Trust Series 2014-1 Class A3, 0.91% 10/22/18	10,337	10,321
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 0.014% 7/22/19 (b)	9,742	9,775
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0336% 10/25/44 (b)(e)	5,586	5,632
TOTAL ASSET-BACKED SECURITIES (Cost $1,055,982)		1,047,842
Collateralized Mortgage Obligations - 4.1%

Private Sponsor - 1.7%
Credit Suisse Mortgage Trust:
Series 2011-17R Class 2A1, 3.4% 12/27/37 (b)(e)	2,461	2,487
Series 2012-2R Class 1A1, 2.5877% 5/27/35 (b)(e)	6,193	6,391
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.255% 12/20/54 (e)	$ 49	$ 48
Series 2006-1A:
Class A5, 0.295% 12/20/54 (b)(e)	17,576	17,420
Class C2, 1.355% 12/20/54 (b)(e)	4,170	4,105
Series 2006-2:
Class A4, 0.235% 12/20/54 (e)	2,506	2,483
Class C1, 1.095% 12/20/54 (e)	15,090	14,788
Class M2, 0.615% 12/20/54 (e)	3,000	2,911
Series 2006-3 Class C2, 1.155% 12/20/54 (e)	6,611	6,499
Series 2006-4:
Class A4, 0.255% 12/20/54 (e)	4,556	4,515
Class B1, 0.335% 12/20/54 (e)	13,366	13,027
Class C1, 0.915% 12/20/54 (e)	8,172	7,898
Class M1, 0.495% 12/20/54 (e)	3,521	3,407
Series 2007-1:
Class 1C1, 0.755% 12/20/54 (e)	1,340	1,280
Class 1M1, 0.455% 12/20/54 (e)	881	850
Class 2C1, 1.015% 12/20/54 (e)	610	597
Class 2M1, 0.655% 12/20/54 (e)	1,132	1,101
Class 3A1, 0.355% 12/20/54 (e)	4,647	4,613
Series 2007-2:
Class 2C1, 1.0147% 12/17/54 (e)	1,568	1,534
Class 3A1, 0.3347% 12/17/54 (e)	970	962
Granite Mortgages Series 2003-2 Class 1A3, 0.7308% 7/20/43 (e)	4,289	4,280
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.6308% 1/20/44 (e)	1,056	1,053
Class 1C, 2.6808% 1/20/44 (e)	2,644	2,686
Series 2004-1 Class 2A1, 0.5531% 3/20/44 (e)	14,463	14,406
Series 2004-3 Class 2A1, 0.5131% 9/20/44 (e)	4,298	4,282
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3653% 5/25/47 (e)	321	292
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3253% 2/25/37 (e)	539	494
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5055% 6/10/35 (b)(e)	224	205
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B: - continued
Class B6, 3.0055% 6/10/35 (b)(e)	$ 26	$ 25
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (e)	17	16
TOTAL PRIVATE SPONSOR		124,655
U.S. Government Agency - 2.4%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.6553% 9/25/23 (e)	619	621
Series 2010-86 Class FE, 0.6053% 8/25/25 (e)	2,104	2,120
Series 2013-9 Class FA, 0.5053% 3/25/42 (e)	17,009	17,074
floater planned amortization class Series 2005-90 Class FC, 0.4053% 10/25/35 (e)	3,587	3,597
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	7,136	7,619
planned amortization class Series 2012-94 Class E, 3% 6/25/22	4,083	4,236
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	763	856
Series 2003-76 Class BA, 4.5% 3/25/18	39	39
Series 2009-31 Class A, 4% 2/25/24	982	1,026
Series 2010-135 Class DE, 2.25% 4/25/24	3,880	3,980
Series 2011-16 Class FB, 0.3053% 3/25/31 (e)	9,365	9,373
Series 2010-123 Class DL, 3.5% 11/25/25	1,623	1,678
Series 2010-143 Class B, 3.5% 12/25/25	2,826	2,942
Series 2011-23 Class AB, 2.75% 6/25/20	2,272	2,334
Series 2011-88 Class AB, 2.5% 9/25/26	2,932	3,009
Freddie Mac:
floater:
Series 2711 Class FC, 1.0547% 2/15/33 (e)	5,882	5,987
Series 3879 Class AF, 0.5847% 6/15/41 (e)	8,811	8,874
floater planned amortization class:
Series 2953 Class LF, 0.4547% 12/15/34 (e)	2,330	2,337
Series 3117 Class JF, 0.4547% 2/15/36 (e)	3,638	3,651
floater sequential payer:
Series 3325:
Class FM, 0.5847% 5/15/37 (e)	3,585	3,605
Class FN, 0.5847% 5/15/37 (e)	3,585	3,605
Series 3943 Class EF 0.4047% 2/15/26 (e)	6,211	6,220
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
pass-thru certificates Series 2011-3938 Class BE, 2% 10/15/21	$ 9,919	$ 10,131
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	354	368
Series 2535 Class PC, 6% 9/15/32	92	93
Series 3763 Class QA, 4% 4/15/34	5,042	5,298
Series 3792 Class DF, 0.5547% 11/15/40 (e)	12,643	12,677
Series 3820 Class DA, 4% 11/15/35	5,137	5,506
sequential payer Series 3696 Class AE, 1.2% 7/15/15	284	284
Series 3949 Class MK, 4.5% 10/15/34	4,347	4,729
Series 4221-CLS Class GA, 1.4% 7/15/23	20,371	20,384
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-116 Class KF, 0.6847% 12/16/39 (e)	2,663	2,688
Series 2012-113 Class FJ, 0.405% 1/20/42 (e)	6,292	6,291
floater planned amortization class Series 2005-47 Class FX, 0.305% 5/20/34 (e)	11,473	11,463
floater sequential payer:
Series 2010-120 Class FB 0.455% 9/20/35 (e)	3,409	3,416
Series 2011-150 Class D, 3% 4/20/37	941	955
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	294	294
Series 2010-99 Class PT, 3.5% 8/20/33	356	357
TOTAL U.S. GOVERNMENT AGENCY		179,717
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $288,819)		304,372
Commercial Mortgage Securities - 9.4%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4258% 2/14/43 (e)(f)	1,601	32
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class A4, 5.634% 7/10/46	7,137	7,503
Series 2006-4 Class A1A, 5.617% 7/10/46 (e)	14,471	15,421
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.4303% 12/25/33 (b)(e)	$ 26	$ 23
Series 2005-4A:
Class A2, 0.5453% 1/25/36 (b)(e)	2,475	2,152
Class B1, 1.5553% 1/25/36 (b)(e)	91	18
Class M1, 0.6053% 1/25/36 (b)(e)	790	465
Class M2, 0.6253% 1/25/36 (b)(e)	257	145
Class M3, 0.6553% 1/25/36 (b)(e)	340	183
Class M4, 0.7653% 1/25/36 (b)(e)	189	99
Class M5, 0.8053% 1/25/36 (b)(e)	189	75
Class M6, 0.8553% 1/25/36 (b)(e)	192	59
Series 2006-3A Class M4, 0.5853% 10/25/36 (b)(e)	34	4
Series 2007-1 Class A2, 0.4253% 3/25/37 (b)(e)	1,520	1,245
Series 2007-2A:
Class A1, 0.4253% 7/25/37 (b)(e)	296	251
Class A2, 0.4753% 7/25/37 (b)(e)	278	219
Class M1, 0.5253% 7/25/37 (b)(e)	99	30
Class M2, 0.5653% 7/25/37 (b)(e)	55	7
Class M3, 0.6453% 7/25/37 (b)(e)	47	3
Series 2007-3:
Class A2, 0.4453% 7/25/37 (b)(e)	374	312
Class M1, 0.4653% 7/25/37 (b)(e)	282	212
Class M2, 0.4953% 7/25/37 (b)(e)	302	174
Class M3, 0.5253% 7/25/37 (b)(e)	491	186
Class M4, 0.6553% 7/25/37 (b)(e)	770	250
Class M5, 0.7553% 7/25/37 (b)(e)	372	66
Series 2007-4A:
Class A2, 0.702% 9/25/37 (b)(e)	3,637	1,058
Class M1, 1.102% 9/25/37 (b)(e)	573	101
Class M2, 1.202% 9/25/37 (b)(e)	282	29
Series 2006-2A Class IO, 0% 7/25/36 (b)(f)	25,026	0
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.7047% 3/15/22 (b)(e)	82	82
Class J, 0.8547% 3/15/22 (b)(e)	303	300
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41	6,991	7,044
Series 2006-PW13 Class A1A, 5.533% 9/11/41	13,501	14,396
Series 2006-PW14 Class A1A, 5.189% 12/11/38	5,609	5,985
Series 2006-T22 Class A1A, 5.5572% 4/12/38 (e)	14,010	14,691
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer: - continued
Series 2005-T18 Class A4, 4.933% 2/13/42	$ 5,145	$ 5,154
Series 2006-PW12 Class A1A, 5.6967% 9/11/38 (e)	10,709	11,318
C-BASS Trust floater Series 2006-SC1 Class A, 0.422% 5/25/36 (b)(e)	2,591	2,469
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	9,658	10,549
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4532% 5/15/35 (b)(e)(f)	14,486	48
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.55% 12/15/16 (b)(e)	11,000	11,000
CGBAM Commercial Mortgage Trust Series 2013-A1 Class A1, 1.315% 5/15/30 (b)(e)	11,675	11,702
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	3,100	3,291
Series 2013-GC11 Class A1, 0.754% 4/10/46	4,923	4,912
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2005-CD1 Class A4, 5.2258% 7/15/44 (e)	4,773	4,866
Series 2006-CD2 Class A1B, 5.2995% 1/15/46 (e)	22,214	23,029
COMM Mortgage Trust floater Series 2014-KYO Class A, 1.0527% 6/11/27 (b)(e)	22,000	21,994
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0047% 4/15/17 (b)(e)	85	85
sequential payer:
Series 2006-C7 Class A1A, 5.7449% 6/10/46 (e)	19,930	21,043
Series 2006-C8:
Class A1A, 5.292% 12/10/46	12,224	13,140
Class A4, 5.306% 12/10/46	14,071	15,007
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	2,258	2,257
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class AX, 1.2117% 8/15/36 (e)(f)	784	0*
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class F, 0.4747% 2/15/22 (b)(e)	36	35
CSMC Trust floater Series 2014-ICE:
Class A, 1.05% 4/15/27 (b)(e)	10,814	10,827
Class B, 1.45% 4/15/27 (b)(e)	9,494	9,492
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44	891	900
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Del Coronado Trust floater Series 2013-HDC Class A, 0.955% 3/15/26 (b)(e)	$ 5,000	$ 4,992
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.956% 12/5/31 (b)(e)	6,644	6,642
Class A2FL, 0.856% 12/5/31 (b)(e)	9,010	9,010
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	6,984	7,083
sequential payer Series K501 Class A1, 1.337% 6/25/16	5,006	5,021
Series K707 Class A1, 1.615% 9/25/18	9,534	9,643
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.2743% 3/10/44 (e)	11,454	11,858
Series 2006-C1 Class A1A, 5.2743% 3/10/44 (e)	8,102	8,458
GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Class A4, 5.301% 8/10/38	65	65
GS Mortgage Securities Corp. II Series 2006-GG6:
Class A1A, 5.5518% 4/10/38 (e)	7,498	7,810
Class A4, 5.5518% 4/10/38 (e)	10,120	10,452
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (b)	2,330	2,373
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1547% 7/15/31 (b)(e)	5,219	5,218
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	7,599	8,136
Class A4, 5.56% 11/10/39 (e)	6,135	6,536
Series 2011-GC5 Class A1, 1.468% 8/10/44 (e)	2,495	2,507
Series 2012-GC6 Class A1, 1.282% 1/10/45	1,269	1,275
Series 2013-GC12 Class A1, 0.742% 6/10/46 (e)	5,034	5,001
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.152% 11/5/30 (b)(e)	8,232	8,227
Series 2013-HLT Class DFX, 4.4065% 11/5/30 (b)	2,160	2,226
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A1, 1.0305% 5/15/45	1,925	1,928
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4347% 11/15/18 (b)(e)	75	74
Class F, 0.4847% 11/15/18 (b)(e)	182	177
Class G, 0.5147% 11/15/18 (b)(e)	158	153
Class H, 0.6547% 11/15/18 (b)(e)	121	116
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater: - continued
Series 2013-FL3 Class A1, 0.9547% 4/15/28 (b)(e)	$ 2,190	$ 2,192
Series 2014-BXH Class A, 1.0547% 4/15/27 (b)(e)	14,000	13,996
Series 2014-FL5 Class A, 1.1333% 7/15/31 (b)(e)	10,200	10,207
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	14,696	15,648
Series 2007-LD11 Class A2, 5.7707% 6/15/49 (e)	115	115
Series 2013-C10, Class A1, 0.7302% 12/15/47	3,726	3,705
Series 13-LC11 Class A1, 0.7664% 4/15/46	8,887	8,819
Series 2006-LDP7 Class A1A, 5.863% 4/15/45 (e)	17,098	18,197
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C1 Class A1A, 4.581% 2/15/30	4,448	4,453
Series 2006-C6 Class A4, 5.372% 9/15/39	3,358	3,569
Series 2007-C7 Class A3, 5.866% 9/15/45	6,466	7,161
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.2859% 11/12/37 (e)	3,957	4,080
Series 2006-C2 Class A1A, 5.739% 8/12/43 (e)	12,872	13,686
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-4 Class XP, 0.6176% 12/12/49 (e)(f)	60,003	3
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	5,420	5,424
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (b)(e)	241	215
Series 2007-XLFA:
Class A2, 0.255% 10/15/20 (b)(e)	3,393	3,392
Class B, 0.285% 10/15/20 (b)(e)	202	201
Class C, 0.315% 10/15/20 (b)(e)	2,400	2,375
Class D, 0.345% 10/15/20 (b)(e)	1,889	1,860
Class E, 0.405% 10/15/20 (b)(e)	562	550
Class F, 0.455% 10/15/20 (b)(e)	337	329
Class G, 0.495% 10/15/20 (b)(e)	417	403
Class H, 0.585% 10/15/20 (b)(e)	262	249
Class J, 0.735% 10/15/20 (b)(e)	152	136
sequential payer:
Series 2007-IQ13 Class A1A, 5.31% 3/15/44	4,694	5,062
Series 2007-IQ14 Class A2, 5.61% 4/15/49	2,132	2,146
Series 2012-C4 Class A1, 1.085% 3/15/45	3,812	3,822
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (e)	9,887	10,429
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2006-IQ11 Class A1A, 5.6455% 10/15/42 (e)	$ 14,906	$ 15,669
Series 2007-T27 Class A1A, 5.6509% 6/11/42 (e)	14,308	15,703
SCG Trust Series 2013-SRP1 Class A, 1.5533% 11/15/26 (b)(e)	8,956	8,966
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	2,047	2,053
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.805% 4/10/46	4,240	4,221
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.513% 9/15/21 (b)(e)	136	133
Class J, 0.753% 9/15/21 (b)(e)	266	256
Series 2007-WHL8 Class F, 0.6347% 6/15/20 (b)(e)	2,172	2,042
sequential payer Series 2006-C29 Class A1A, 5.297% 11/15/48	20,325	21,815
Series 2006-C23:
Class A1A, 5.422% 1/15/45 (e)	14,898	15,541
Class A5, 5.416% 1/15/45 (e)	15,350	16,010
Series 2006-C24 Class A1A, 5.557% 3/15/45 (e)	12,963	13,609
Series 2006-C25 Class A1A, 5.71% 5/15/43 (e)	10,613	11,208
Series 2006-C26 Class A1A, 6.009% 6/15/45 (e)	13,462	14,332
Series 2006-C27 Class A3, 5.77% 7/15/45 (e)	9,129	9,601
Series 2007-C31A Class A2, 5.421% 4/15/47	830	831
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class A1, 1.676% 7/15/46	13,223	13,295
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C5 Class A1, 1.456% 11/15/44	1,075	1,080
Series 2012-C8 Class A1, 0.864% 8/15/45	3,373	3,377
Series 2013-C13 Class A1, 0.778% 5/15/45	2,989	2,984
Series 2013-C14 Class A1, 0.836% 6/15/46	3,205	3,202
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $722,092)		699,271
Municipal Securities - 0.7%
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	$ 35,250	$ 35,365
Series 2011, 4.511% 3/1/15	14,745	14,885
TOTAL MUNICIPAL SECURITIES (Cost $50,199)		50,250
Foreign Government and Government Agency Obligations - 0.5%

Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (b)	9,195	9,374
Ontario Province 1% 7/22/16	30,000	30,144
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $39,176)		39,518
Money Market Funds - 0.4%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $28,343)	28,342,786	28,343
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $7,425,548)		7,440,047
NET OTHER ASSETS (LIABILITIES) - 0.2%		11,609
NET ASSETS - 100%		$ 7,451,656
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2) (000s)	Value (1) (000s)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	$ 256	$ (103)	$ 0	$ (103)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $857,709,000 or 11.5% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,105,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $375,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 362
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,196,884	$ -	$ 3,196,509	$ 375
U.S. Government and Government Agency Obligations	1,891,726	-	1,891,726	-
U.S. Government Agency - Mortgage Securities	181,841	-	181,841	-
Asset-Backed Securities	1,047,842	-	1,047,656	186
Collateralized Mortgage Obligations	304,372	-	304,142	230
Commercial Mortgage Securities	699,271	-	698,920	351
Municipal Securities	50,250	-	50,250	-
Foreign Government and Government Agency Obligations	39,518	-	39,518	-
Money Market Funds	28,343	28,343	-	-
Total Investments in Securities:	$ 7,440,047	$ 28,343	$ 7,410,562	$ 1,142
Derivative Instruments:
Liabilities
Swaps	$ (103)	$ -	$ (103)	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $7,422,875,000. Net unrealized appreciation aggregated $17,172,000, of which $62,382,000 related to appreciated investment securities and $45,210,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 29, 2015